UNITED STATES
SECURITIES AND EXCHANGE COMMISSION Washington , D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09729

iShares Trust
(Exact name of registrant as specified in charter)
c/o: JPMorgan Chase & Co.
383 Madison Avenue, New York, NY		10179
(Address of principal executive offices)		(Zip code)

The Corporation Trust Company 1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(415) 670-2000

Date of fiscal year end:	April 30, 2023

Date of reporting period:	October 31, 2022

Item 1.      Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

OCTOBER 31, 2022
2022 Semi-Annual Report
(Unaudited)
iShares Trust
iShares Cohen & Steers REIT ETF | ICF | Cboe BZX

Dear Shareholder,
Significant economic headwinds emerged during the 12-month reporting period ended October 31, 2022 disrupting the economic recovery and strong financial markets of 2021. The U.S. economy shrank in the first half of 2022 before returning to moderate growth in the third quarter, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.
Equity prices fell as interest rates rose, particularly weighing on relatively high-valuation growth stocks as inflation decreased the value of future cash flows and investors shifted focus to balance sheet resilience. Both large- and small-capitalization U.S. stocks fell, although declines for small-capitalization U.S. stocks were slightly steeper. Emerging market stocks and international equities from developed markets also declined significantly, pressured by rising interest rates and a strengthening U.S. dollar.
The 10-year U.S. Treasury yield rose notably during the reporting period, driving its price down, as investors reacted to higher inflation and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads
(the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates five times while indicating that additional rate hikes were likely. Furthermore, the Fed wound down its bond-buying programs and is accelerating the reduction of its balance sheet. As investors attempted to assess the Fed’s future trajectory, the Fed’s statements late in the reporting period led markets to believe that additional tightening is likely in the near term.
The pandemic’s restructuring of the economy brought an ongoing mismatch between supply and demand, contributing to the current inflationary regime. While growth has slowed in 2022, we believe that taming inflation requires a more dramatic economic decline to bring demand back to a lower level that is more in line with the economy’s capacity. The Fed has been raising interest rates at the fastest pace in decades, and seems set to overtighten in its effort to get inflation back to target. With this in mind, we believe the possibility of a U.S.
recession in the near-term is high, and the outlook for Europe and the U.K. is also troubling. Investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions.
In this environment, while we favor an overweight to equities in the long-term, the market’s concerns over excessive rate hikes from central banks moderate our outlook. Rising input costs and a deteriorating economic backdrop in China and Europe are likely to challenge corporate earnings, so we are underweight equities overall in the near term. However, we see better opportunities in credit, where higher spreads provide income opportunities and partially compensate for inflation risk. We believe that investment-grade corporates, local-
currency emerging market debt, and inflation-protected bonds (particularly in Europe) offer strong opportunities for a six- to twelve-month horizon.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
iShares.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock, Inc.
The Markets in Review
Rob Kapito
President, BlackRock, Inc.
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of October 31, 2022
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
(5.50)% (14.61)%
U.S. small cap equities
(Russell 2000
®
Index)
(0.20) (18.54)
International equities
(MSCI Europe, Australasia,
Far East Index)
(12.70) (23.00)
Emerging market equities
(MSCI Emerging Markets
Index)
(19.66) (31.03)
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
0.72 0.79
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(8.24) (17.68)
U.S. investment grade
bonds (Bloomberg U.S.
Aggregate Bond Index)
(6.86) (15.68)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
(4.43) (11.98)
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
(4.71) (11.76)
This Page is not Part of Your Fund Report
2

Table of Contents
Page
3
The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Financial Statements:

Fund Summary
as of October 31, 2022
2022
iShares Semi-Annual Report to Shareholders
4
iShares
®
Cohen & Steers REIT ETF
Investment Objective
The iShares Cohen & Steers REIT ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. real estate investment trusts (REITs), as represented by the Cohen & Steers Realty Majors Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (19.18)% (20.53)% 4.48% 6.72% (20.53)% 24.49% 91.62%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (19.15) (20.52) 4.50 6.73 (20.52) 24.59 91.85
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (19.04) (20.26) 4.85 7.11 (20.26) 26.74 98.67
Actual Hypothetical 5% Return
Beginning
Account Value
(05/01/22)
Ending
Account Value
(10/31/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(05/01/22)
Ending
Account Value
(10/31/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 808.20 $ 1.50 $ 1,000.00 $ 1,023.54 $ 1.68 0.33%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
INDUSTRY ALLOCATION
Industry
Percent of
TotaI Investments
(a)
Specialized REITs ................................. 43.7%
Residential REITs ................................. 19.0
Retail REITs ..................................... 14.3
Industrial REITs ................................... 10.0
Health Care REITs ................................. 5.6
Office REITs ..................................... 5.5
Hotel & Resort REITs ............................... 1.9
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
Prologis, Inc. ..................................... 10.0%
American Tower Corp. .............................. 7.3
Equinix, Inc. ..................................... 7.1
Crown Castle, Inc. ................................. 7.1
Public Storage .................................... 6.6
Realty Income Corp. ................................ 5.2
Simon Property Group, Inc. ........................... 5.0
VICI Properties, Inc. ................................ 4.3
SBA Communications Corp., Class A ..................... 4.0
Digital Realty Trust, Inc. ............................. 4.0
(a)
Excludes money market funds.

About Fund Performance
5
About Fund Performance/Disclosure of Expenses
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com . Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.
Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10,
2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and
NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.
Disclosure of Expenses
Shareholders of the Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2)
ongoing expenses, including management fees and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The expenses shown in the expense example are intended to highlight shareholder’s ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

2022
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited)
October 31, 2022
iShares
®
Cohen & Steers REIT ETF
6
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Health Care REITs — 5.6%
Healthpeak Properties, Inc. ............ 1,627,010 $ 38,608,947
Welltower , Inc. ..................... 1,368,917 83,558,694
122,167,641
Hotel & Resort REITs — 1.9%
Host Hotels & Resorts, Inc. ............ 2,155,374 40,693,461
Industrial REITs — 10.0%
Prologis, Inc. ...................... 1,968,629 218,025,662
Office REITs — 5.5%
Alexandria Real Estate Equities, Inc.
(a)
..... 447,878 65,076,673
Boston Properties, Inc. ............... 430,028 31,263,036
Cousins Properties, Inc. .............. 448,593 10,658,570
Kilroy Realty Corp. .................. 316,419 13,523,748
120,522,027
Residential REITs — 19.0%
AvalonBay Communities, Inc. .......... 421,613 73,832,869
Equity LifeStyle Properties, Inc. ......... 521,646 33,364,478
Equity Residential .................. 1,031,885 65,029,393
Essex Property Trust, Inc. ............. 197,006 43,782,613
Invitation Homes, Inc.
(a)
............... 1,840,396 58,322,149
Mid-America Apartment Communities, Inc. .. 348,066 54,802,992
Sun Communities, Inc. ............... 366,718 49,451,922
UDR, Inc. ........................ 902,513 35,883,917
414,470,333
Retail REITs — 14.2%
Federal Realty Investment Trust ......... 215,537 21,333,852
Kimco Realty Corp. ................. 1,863,572 39,843,170
Realty Income Corp. ................. 1,814,092 112,963,509
Regency Centers Corp. .............. 467,777 28,305,186
Simon Property Group, Inc. ............ 990,100 107,901,098
310,346,815
Specialized REITs — 43.6%
American Tower Corp. ............... 762,057 157,890,590
Crown Castle, Inc. .................. 1,162,695 154,940,735
Digital Realty Trust, Inc. .............. 858,417 86,056,304
Equinix , Inc.
(a)
..................... 274,470 155,470,787
Extra Space Storage, Inc. ............. 404,914 71,847,940
Public Storage ..................... 460,492 142,637,397
SBA Communications Corp., Class A ...... 325,153 87,758,795
VICI Properties, Inc. ................. 2,903,888 92,982,494
949,585,042
Total Long-Term Investments — 99.8%
(Cost: $2,180,407,420) ........................... 2,175,810,981
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.5%
(b)(c)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 3.29%
(d)
............ 6,206,942 $ 6,205,701
BlackRock Cash Funds: Treasury, SL Agency
Shares, 2.97% .................. 3,742,493 3,742,493
Total Short-Term Securities — 0.5%
(Cost: $9,948,951) .............................. 9,948,194
Total Investments — 100.3%
(Cost: $2,190,356,371 ) ........................... 2,185,759,175
Liabilities in Excess of Other Assets — (0.3)% ............ (6,062,391)
Net Assets — 100.0% ..............................
$ 2,179,696,784
(a)
All or a portion of this security is on loan.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
Cohen & Steers REIT ETF
Schedule of Investments
7
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
04/30/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/22
Shares
Held at
10/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ — $ 6,205,536
(a)
$ — $ 922 $ (757) $ 6,205,701 6,206,942 $ 19,326
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 5,220,000 — (1,477,507)
(a)
— — 3,742,493 3,742,493 28,967 —
$ 922 $ (757) $ 9,948,194 $ 48,293 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index .............................................. 109 12/16/22 $ 3,560 $ 155,285
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 155,285 $ — $ — $ — $ 155,285
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended October 31, 2022, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (1,704,527) $ — $ — $ — $ (1,704,527)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ 107,181 $ — $ — $ — $ 107,181
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 6,981,850

2022
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
Cohen & Steers REIT ETF
8
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,175,810,981 $ — $ — $ 2,175,810,981
Short-Term Securities
Money Market Funds ...................................... 9,948,194 — — 9,948,194
$ 2,185,759,175 $ — $ — $ 2,185,759,175
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 155,285 $ — $ — $ 155,285
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statement of Assets and Liabilities
(unaudited)

October 31, 2022
9
Financial Statements
See notes to financial statements.
iShares Cohen
& Steers REIT
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 2,175,810,981
Investments, at value — affiliated
(c)
.......................................................................................... 9,948,194
Cash pledged:
Futures contracts .................................................................................................... 298,000
Receivables: –
Securities lending income — affiliated ...................................................................................... 3,611
Dividends — unaffiliated ............................................................................................... 451,020
Dividends — affiliated ................................................................................................. 6,955
Total assets .........................................................................................................
2,186,518,761
LIABILITIES
Collateral on securities loaned ............................................................................................. 6,205,525
Payables: –
Capital shares redeemed ............................................................................................... 8,975
Investment advisory fees ............................................................................................... 600,968
Variation margin on futures contracts ....................................................................................... 6,509
Total liabilities ........................................................................................................
6,821,977
NET ASSETS ........................................................................................................
$ 2,179,696,784
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 2,312,122,800
Accumulated loss ..................................................................................................... (132,426,016)
NET ASSETS ........................................................................................................
$ 2,179,696,784
NET ASSET VALUE
Shares outstanding ....................................................................................................
39,950,000
Net asset value .......................................................................................................
$ 54.56
Shares authorized .....................................................................................................
Unlimited
Par value ...........................................................................................................
None
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 2,180,407,420
(b)
  Securities loaned, at value .............................................................................................. $ 6,058,384
(c)
  Investments, at cost — affiliated .......................................................................................... $ 9,948,951

Statement of Operations
(unaudited)
Six Months Ended October 31, 2022
2022
iShares Semi-Annual Report to Shareholders
10
See notes to financial statements.
iShares Cohen
& Steers REIT
ETF
INVESTMENT INCOME –
Dividends — unaffiliated ............................................................................................... $ 30,319,136
Dividends — affiliated ................................................................................................. 28,967
Securities lending income — affiliated — net ................................................................................. 19,326
Total investment income .................................................................................................
30,367,429
EXPENSES
Investment advisory .................................................................................................. 4,132,930
Total expenses .......................................................................................................
4,132,930
Net investment income ..................................................................................................
26,234,499
REALIZED AND UNREALIZED GAIN (LOSS) $ (563,082,281)
Net realized gain (loss) from:
Investments — unaffiliated ........................................................................................... (28,594,388)
Investments — affiliated ............................................................................................. 922
Futures contracts .................................................................................................. (1,704,527)
In-kind redemptions — unaffiliated
(a)
..................................................................................... 45,301,605
15,003,612
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... (578,192,318)
Investments — affiliated ............................................................................................. (757)
Futures contracts .................................................................................................. 107,181
(578,085,894)
Net realized and unrealized loss ............................................................................................
(563,082,282)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................................................
$ (536,847,783)
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Changes in Net Assets
11
Financial Statements
See notes to financial statements.
iShares Cohen & Steers REIT ETF
Six Months Ended
10/31/22
(unaudited)
Year Ended
04/30/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................................................. $ 26,234,499 $ 38,463,959
Net realized gain ...................................................................................... 15,003,612 75,595,227
Net change in unrealized appreciation (depreciation) .............................................................. (578,085,894) 139,703,962
Net increase (decrease) in net assets resulting from operations .........................................................
(536,847,783) 253,763,148
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .......................................................
(30,434,675) (50,406,231)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ...............................................
(6,457,873) 292,748,055
NET ASSETS
Total increase (decrease) in net assets ......................................................................... (573,740,331) 496,104,972
Beginning of period ......................................................................................
2,753,437,115 2,257,332,143
End of period ..........................................................................................
$ 2,179,696,784 $ 2,753,437,115
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2022
iShares Semi-Annual Report to Shareholders
12
iShares Cohen & Steers REIT ETF
Six Months
Ended
10/31/22
(unaudited)
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Year Ended
04/30/20
(a)
Year Ended
04/30/19
(a)
Year Ended
04/30/18
(a)
Net asset value, beginning of period ................
$ 68.41  $ 62.62  $ 49.68  $ 55.51  $ 47.00  $ 49.84
Net investment income
(b)
........................
0.64  1.01  1.15  1.39  1.28  1.30
Net realized and unrealized gain (loss)
(c)
..............
(13.75) 6.10  13.04  (5.78) 8.74  (2.58)
Net increase (decrease) from investment operations ....... (13.11) 7.11  14.19  (4.39) 10.02  (1.28)
Distributions from net investment income
(d)
.............. (0.74) (1.32) (1.25) (1.44) (1.51) (1.56)
Net asset value, end of period ..................... $ 54.56  $ 68.41  $ 62.62  $ 49.68  $ 55.51  $ 47.00
Total Return
(e)
(19.18)% 11.33% 29.11% (8.10)% 21.70% (2.68)%
Based on net asset value ......................... (19.18)%
(f)
11.33% 29.11% (8.10)% 21.70% (2.68)%
Ratios to Average Net Assets
(g)
Total expenses ................................
0.33%
(h)
0.32% 0.33% 0.34% 0.34% 0.34%
Net investment income ...........................
2.09%
(h)
1.46% 2.15% 2.43% 2.51% 2.63%
Supplemental Data
Net assets, end of period (000) ..................... $ 2,179,697  $ 2,753,437  $ 2,257,332  $ 1,842,861  $ 2,187,126  $ 2,476,649
Portfolio turnover rate
(i)
........................... 7% 11% 27% 19% 17% 12%
(a)
Per share amounts reflect a two-for-one stock split effective after the close of trading on December 4, 2020.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
13
Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following fund (the “Fund”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund.
Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S.
GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of the Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the "Valuation Committee") to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other
BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale
iShares ETF
Diversification
Classification
Cohen & Steers REIT .................................................................................................. Non-diversified

Notes to Financial Statements
(unaudited) (continued)
2022
iShares Semi-Annual Report To Shareholders
14
or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statement of Assets and Liabilities.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an
Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
BNP Paribas SA .......................................
$ 4,809,430 $ (4,809,430) $ – $ –
National Financial Services LLC ............................
399,294 (399,294) – –
UBS AG ............................................
849,660 (849,660) – –
$ 6,058,384 $ (6,058,384) $ – $ –
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s Statement of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)
15
Notes to Financial Statements
investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
Futures Contracts:  Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except ( i ) interest and taxes; (ii)
brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.
ETF Servicing Fees: The Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Fund does not pay BRIL for ETF Services.
Prior to April 25, 2022, ETF Services were performed by State Street Bank and Trust Company.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury,
managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than
70% of the total of securities lending income plus the collateral investment fees.
Aggregate Average Daily Net Assets Investment Advisory Fees
First $121 billion .................................................................................................. 0.3500%
Over $121 billion, up to and including $181 billion ............................................................................ 0.3325
Over $181 billion, up to and including $231 billion ............................................................................ 0.3159
Over $231 billion, up to and including $281 billion ............................................................................ 0.3001
Over $281 billion .................................................................................................. 0.2851

Notes to Financial Statements
(unaudited) (continued)
2022
iShares Semi-Annual Report To Shareholders
16
The share of securities lending income earned by the Fund is shown as securities lending income – affiliated – net in its Statement of Operations. For the six months ended
October 31, 2022, the Fund paid BTC $8,030 for securities lending agent services.
Officers and Trustees: Certain officers and/or  trustees of the  Trust are officers and/or  trustees of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the six months ended October 31, 2022, transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were as follows:
The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the six months ended October 31, 2022, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended October 31, 2022, in-kind transactions were as follows:
8. Income Tax Information
The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Fund as of October 31, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
As of April 30, 2022, the Fund had non-expiring capital loss carryforwards of $116,124,833 available to offset future realized capital gains.
As of October 31, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Cohen & Steers REIT ................................................................... $ 24,496,245 $ 29,837,682 $ (9,963,704)
iShares ETF Purchases Sales
Cohen & Steers REIT ................................................................................... $ 181,312,749 $ 173,424,065
iShares ETF
In-kind
Purchases
In-kind
Sales
Cohen & Steers REIT ................................................................................... $ 200,036,847 $ 206,547,838
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Cohen & Steers REIT .............................................. $ 2,212,970,975 $ 187,617,552 $ (214,674,067) $ (27,056,515)

Notes to Financial Statements
(unaudited) (continued)
17
Notes to Financial Statements
Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments .
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.
10. Capital Share Transactions
Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.
Transactions in capital shares were as follows:
Six Months Ended
10/31/22
Year Ended
04/30/22
iShares ETF Shares Amount Shares Amount
Cohen & Steers REIT
Shares sold 3,300,000 $ 200,738,047 6,750,000 $ 468,713,265
Shares redeemed (3,600,000) (207,195,920) (2,550,000) (175,965,210)
(300,000) $ (6,457,873) 4,200,000 $ 292,748,055

Notes to Financial Statements
(unaudited) (continued)
2022
iShares Semi-Annual Report To Shareholders
18
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Board Review and Approval of Investment Advisory Contract
19
Board Review and Approval of Investment Advisory Contract
iShares Cohen & Steers REIT ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider and approve the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including

Board Review and Approval of Investment Advisory Contract
(continued)
2022
iShares Semi-Annual Report to Shareholders
20
the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services.
The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The
Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”).
The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to
BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted
that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Supplemental Information
(unaudited)
21
Supplemental Information
Section 19(a) Notices
The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.
October 31, 2022
Total Cumulative Distributions
for the Fiscal Year-to-Date
% Breakdown of the Total Cumulative
Distributions for the Fiscal Year-to-Date
iShares ETF
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
Cohen & Steers REIT ................... $ 0.742920 $ — $ — $ 0.742920 100% —% —% 100%

General Information
2022
iShares Semi-Annual Report to Shareholders
22
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Availability of Quarterly Schedule of Investments
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The
Fund’s Form N-PORT are available on the SEC’s website at sec.gov . Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports .
Availability of Proxy Voting Policies and Proxy Voting Records
A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares
Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free
1-800-474-2737; (2) on the iShares website at iShares.com ; and (3) on the SEC website at sec.gov .
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com .

iS-SAR-411-1022
Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management,
Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds.
BlackRock is not affiliated with the company listed above.
©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

OCTOBER 31, 2022
2022 Semi-Annual Report
(Unaudited)
iShares Trust
iShares Morningstar Growth ETF | ILCG | NYSE Arca
iShares Morningstar Mid-Cap ETF | IMCB | NYSE Arca
iShares Morningstar Mid-Cap Growth ETF | IMCG | NYSE Arca
iShares Morningstar Small-Cap Growth ETF | ISCG | NYSE Arca
iShares Morningstar Small-Cap Value ETF | ISCV | NYSE Arca

Dear Shareholder,
Significant economic headwinds emerged during the 12-month reporting period ended October 31, 2022 disrupting the economic recovery and strong financial markets of 2021. The U.S. economy shrank in the first half of 2022 before returning to moderate growth in the third quarter, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.
Equity prices fell as interest rates rose, particularly weighing on relatively high-valuation growth stocks as inflation decreased the value of future cash flows and investors shifted focus to balance sheet resilience. Both large- and small-capitalization U.S. stocks fell, although declines for small-capitalization U.S. stocks were slightly steeper. Emerging market stocks and international equities from developed markets also declined significantly, pressured by rising interest rates and a strengthening U.S. dollar.
The 10-year U.S. Treasury yield rose notably during the reporting period, driving its price down, as investors reacted to higher inflation and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads
(the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates five times while indicating that additional rate hikes were likely. Furthermore, the Fed wound down its bond-buying programs and is accelerating the reduction of its balance sheet. As investors attempted to assess the Fed’s future trajectory, the Fed’s statements late in the reporting period led markets to believe that additional tightening is likely in the near term.
The pandemic’s restructuring of the economy brought an ongoing mismatch between supply and demand, contributing to the current inflationary regime. While growth has slowed in 2022, we believe that taming inflation requires a more dramatic economic decline to bring demand back to a lower level that is more in line with the economy’s capacity. The Fed has been raising interest rates at the fastest pace in decades, and seems set to overtighten in its effort to get inflation back to target. With this in mind, we believe the possibility of a U.S.
recession in the near-term is high, and the outlook for Europe and the U.K. is also troubling. Investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions.
In this environment, while we favor an overweight to equities in the long-term, the market’s concerns over excessive rate hikes from central banks moderate our outlook. Rising input costs and a deteriorating economic backdrop in China and Europe are likely to challenge corporate earnings, so we are underweight equities overall in the near term. However, we see better opportunities in credit, where higher spreads provide income opportunities and partially compensate for inflation risk. We believe that investment-grade corporates, local-
currency emerging market debt, and inflation-protected bonds (particularly in Europe) offer strong opportunities for a six- to twelve-month horizon.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
iShares.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock, Inc.
The Markets in Review
Rob Kapito
President, BlackRock, Inc.
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of October 31, 2022
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
(5.50)% (14.61)%
U.S. small cap equities
(Russell 2000
®
Index)
(0.20) (18.54)
International equities
(MSCI Europe, Australasia,
Far East Index)
(12.70) (23.00)
Emerging market equities
(MSCI Emerging Markets
Index)
(19.66) (31.03)
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
0.72 0.79
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(8.24) (17.68)
U.S. investment grade
bonds (Bloomberg U.S.
Aggregate Bond Index)
(6.86) (15.68)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
(4.43) (11.98)
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
(4.71) (11.76)
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Financial Statements:

Fund Summary
as of October 31, 2022
2022
iShares Semi-Annual Report To Shareholders

iShares
®
Morningstar Growth ETF
Investment Objective
The iShares Morningstar Growth ETF (the “Fund ” ) seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities that exhibit growth characteristics, as represented by the Morningstar
®
US Large-Mid Cap Broad Growth Index
SM
(the “ Index ” ). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Index performance through March 21, 2021 reflects the performance of the Morningstar
®
US Large Growth Index
SM
. Index performance beginning on March 22, 2021 reflects
the performance of the Morningstar
®
US Large-Mid Cap Broad Growth Index
SM
.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (10.06)% (28.58)% 11.35% 13.69% (28.58)% 71.19% 260.66%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (10.05) (28.58) 11.35 13.68 (28.58) 71.15 260.45
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (10.04) (28.56) 11.69 14.02 (28.56) 73.79 271.33
Actual Hypothetical 5% Return
Beginning
Account Value
(05/01/22)
Ending
Account Value
(10/31/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(05/01/22)
Ending
Account Value
(10/31/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 899.40 $ 0.19 $ 1,000.00 $ 1,025.00 $ 0.20 0.04%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
— %
Sector
Percent of
Total Investments
(a)
—
Information Technology ............................. 42.9%
Consumer Discretionary ............................ 17.1
Health Care .................................... 11.0
Communication Services ............................ 7.8
Industrials ...................................... 5.8
Financials ...................................... 4.6
Real Estate ..................................... 3.4
Consumer Staples ................................ 3.1
Materials ...................................... 2.3
Energy ........................................ 1.7
Utilities ........................................ 0.3
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
Microsoft Corp. ................................... 10.8%
Apple, Inc. ...................................... 9.9
Amazon.com, Inc. ................................. 5.6
Tesla, Inc. ....................................... 3.8
Alphabet, Inc., Class A .............................. 2.4
Alphabet, Inc., Class C, NVS .......................... 2.2
Visa, Inc., Class A ................................. 2.1
NVIDIA Corp. .................................... 2.1
Mastercard, Inc., Class A ............................. 1.7
UnitedHealth Group, Inc. ............................. 1.5
(a)
Excludes money market funds.

Fund Summary
as of October 31, 2022

Fund Summary
iShares
®
Morningstar Mid-Cap ETF
Investment Objective
The iShares Morningstar Mid-Cap ETF (the “ Fund ” ) seeks to track the investment results of an index composed of mid-capitalization U.S. equities, as represented by the
Morningstar
®
US Mid Cap Index
SM
(the “ Index ” ). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Index performance through March 21, 2021 reflects the performance of the Morningstar
®
US Mid Core Index
SM
. Index performance beginning on March 22, 2021 reflects the performance of the Morningstar
®
US Mid Cap Index
SM
.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (5.57)% (16.01)% 7.14% 10.99% (16.01)% 41.20% 183.76%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (5.47) (16.01) 7.15 11.00 (16.01) 41.25 183.87
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (5.58) (16.02) 7.34 11.23 (16.02) 42.50 189.78
Actual Hypothetical 5% Return
Beginning
Account Value
(05/01/22)
Ending
Account Value
(10/31/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(05/01/22)
Ending
Account Value
(10/31/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 944.30 $ 0.20 $ 1,000.00 $ 1,025.00 $ 0.20 0.04%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
— %
Sector
Percent of
Total Investments
(a)
—
Industrials ...................................... 15.5%
Financials ...................................... 14.3
Information Technology ............................. 14.3
Health Care .................................... 10.5
Consumer Discretionary ............................ 10.4
Real Estate ..................................... 8.1
Utilities ........................................ 6.9
Energy ........................................ 6.5
Materials ...................................... 5.7
Consumer Staples ................................ 4.5
Communication Services ............................ 3.3
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
Devon Energy Corp. ................................ 0.7%
Phillips 66 ....................................... 0.7
AutoZone, Inc. .................................... 0.7
Cheniere Energy, Inc. ............................... 0.6
Motorola Solutions, Inc. ............................. 0.6
Enphase Energy, Inc. ............................... 0.6
Agilent Technologies, Inc. ............................ 0.5
Biogen, Inc. ..................................... 0.5
Arthur J Gallagher & Co. ............................. 0.5
Hess Corp. ...................................... 0.5
(a)
Excludes money market funds.

Fund Summary
as of October 31, 2022
2022
iShares Semi-Annual Report To Shareholders

iShares
®
Morningstar Mid-Cap Growth ETF
Investment Objective
The iShares Morningstar Mid-Cap Growth ETF (the “ Fund ” ) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit growth characteristics, as represented by the Morningstar
®
US Mid Cap Broad Growth Index
SM
(the “ Index ” ). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Index performance through March 21, 2021 reflects the performance of the Morningstar
®
US Mid Growth Index
SM
. Index performance beginning on March 22, 2021 reflects
the performance of the Morningstar
®
US Mid Cap Broad Growth Index
SM
.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (6.69)% (27.03)% 10.99% 12.57% (27.03)% 68.40% 226.70%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (6.58) (26.96) 11.02 12.59 (26.96) 68.66 227.28
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (6.69) (27.02) 11.22 12.80 (27.02) 70.16 233.60
Actual Hypothetical 5% Return
Beginning
Account Value
(05/01/22)
Ending
Account Value
(10/31/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(05/01/22)
Ending
Account Value
(10/31/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 933.10 $ 0.29 $ 1,000.00 $ 1,024.90 $ 0.31 0.06%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
— %
Sector
Percent of
Total Investments
(a)
—
Information Technology ............................. 22.5%
Industrials ...................................... 18.9
Health Care .................................... 14.2
Consumer Discretionary ............................ 11.7
Financials ...................................... 8.7
Real Estate ..................................... 7.8
Energy ........................................ 4.4
Materials ...................................... 4.2
Communication Services ............................ 3.7
Consumer Staples ................................ 2.6
Utilities ........................................ 1.3
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
Cheniere Energy, Inc. ............................... 1.2%
Enphase Energy, Inc. ............................... 1.1
Agilent Technologies, Inc. ............................ 1.1
MSCI, Inc. ...................................... 1.0
Microchip Technology, Inc. ............................ 0.9
Yum! Brands, Inc. ................................. 0.9
Ross Stores, Inc. .................................. 0.9
Albemarle Corp. .................................. 0.9
ResMed, Inc. .................................... 0.9
CoStar Group, Inc. ................................. 0.9
(a)
Excludes money market funds.

Fund Summary
as of October 31, 2022

Fund Summary
iShares
®
Morningstar Small-Cap Growth ETF
Investment Objective
The iShares Morningstar Small-Cap ETF (the “ Fund ” ) seeks to track the investment results of an index composed of small-capitalization U.S. equities, that exhibit growth characteristics, as represented by the Morningstar
®
US Small Cap Broad Growth Extended Index
SM
(the “ Index ” ). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Index performance through March 21, 2021 reflects the performance of the Morningstar
®
US Small Growth
Index
SM
. Index performance beginning on March 22, 2021 reflects
the performance of the Morningstar
®
US Small Cap Broad Growth Extended Index
SM
.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (4.03)% (26.96)% 5.63% 10.14% (26.96)% 31.51% 162.59%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (3.83) (26.90) 5.63 10.16 (26.90) 31.53 163.10
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (4.07) (27.02) 5.73 10.21 (27.02) 32.11 164.33
Actual Hypothetical 5% Return
Beginning
Account Value
(05/01/22)
Ending
Account Value
(10/31/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(05/01/22)
Ending
Account Value
(10/31/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 959.70 $ 0.30 $ 1,000.00 $ 1,024.90 $ 0.31 0.06%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
— %
Sector
Percent of
Total Investments
(a)
—
Health Care .................................... 23.1%
Information Technology ............................. 20.3
Industrials ...................................... 16.9
Consumer Discretionary ............................ 12.1
Financials ...................................... 6.7
Real Estate ..................................... 6.3
Materials ...................................... 3.9
Energy ........................................ 3.4
Consumer Staples ................................ 3.3
Communication Services ............................ 3.0
Utilities ........................................ 1.0
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
Shockwave Medical, Inc. ............................. 0.6%
Sarepta Therapeutics, Inc. ............................ 0.6
Chart Industries, Inc. ............................... 0.5
WEX, Inc. ....................................... 0.4
DraftKings, Inc., Class A ............................. 0.4
Kinsale Capital Group, Inc. ........................... 0.4
Toast, Inc., Class A ................................. 0.4
Texas Roadhouse, Inc. .............................. 0.4
Halozyme Therapeutics, Inc. .......................... 0.4
HealthEquity, Inc. .................................. 0.4
(a)
Excludes money market funds.

Fund Summary
as of October 31, 2022
2022
iShares Semi-Annual Report To Shareholders

iShares
®
Morningstar Small-Cap Value ETF
Investment Objective
The iShares Morningstar Small-Cap Value ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit value characteristics, as represented by the Morningstar
®
US Small Cap Broad Value Extended Index
SM
(the “ Index ” ). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Index performance through March 21, 2021 reflects the performance of the Morningstar
®
US Small Cap Value Index
SM
. Index performance beginning on March 22, 2021
reflects the performance of the Morningstar
®
US Small Cap Broad Value Extended Index
SM
.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (1.14)% (6.79)% 4.24% 8.67% (6.79)% 23.07% 129.76%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (0.79) (6.63) 4.31 8.72 (6.63) 23.46 130.65
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (1.14) (6.73) 4.47 8.90 (6.73) 24.46 134.58
Actual Hypothetical 5% Return
Beginning
Account Value
(05/01/22)
Ending
Account Value
(10/31/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(05/01/22)
Ending
Account Value
(10/31/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 988.60 $ 0.30 $ 1,000.00 $ 1,024.90 $ 0.31 0.06%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
— %
Sector
Percent of
Total Investments
(a)
—
Financials ...................................... 27.2%
Industrials ...................................... 17.3
Consumer Discretionary ............................ 11.8
Energy ........................................ 7.9
Health Care .................................... 7.3
Real Estate ..................................... 6.4
Information Technology ............................. 6.3
Materials ...................................... 5.5
Utilities ........................................ 4.2
Consumer Staples ................................ 3.9
Communication Services ............................ 2.2
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
HF Sinclair Corp. .................................. 0.5%
NOV, Inc. ....................................... 0.5
Unum Group ..................................... 0.5
Omega Healthcare Investors, Inc. ....................... 0.4
CACI International, Inc., Class A ........................ 0.4
PDC Energy, Inc. .................................. 0.4
SouthState Corp. .................................. 0.4
Nexstar Media Group, Inc. ............................ 0.4
Stifel Financial Corp. ............................... 0.4
Prosperity Bancshares, Inc. ........................... 0.4
(a)
Excludes money market funds.

About Fund Performance

About Fund Performance/Disclosure of Expenses
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com . Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.
Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10,
2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and
NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2)
ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

2022
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited)
October 31, 2022
iShares
®
Morningstar Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.5%
Axon Enterprise, Inc.
(a)
............... 6,169 $ 897,219
HEICO Corp. ..................... 3,644 592,660
HEICO Corp., Class A ................ 6,331 805,937
Howmet Aerospace, Inc. .............. 33,795 1,201,412
Huntington Ingalls Industries, Inc. ........ 1,669 429,050
Textron, Inc. ...................... 9,270 634,439
TransDigm Group, Inc. ............... 4,715 2,714,708
7,275,425
Air Freight & Logistics — 0.1%
CH Robinson Worldwide, Inc. .......... 3,749 366,352
Expeditors International of Washington, Inc. . 8,309 813,036
GXO Logistics, Inc.
(a)
................ 6,588 240,725
1,420,113
Airlines — 0.1%
Delta Air Lines, Inc.
(a)
................ 36,084 1,224,330
Auto Components — 0.1%
Aptiv plc
(a)
........................ 14,619 1,331,352
Gentex Corp. ..................... 11,200 296,688
1,628,040
Automobiles — 3.9%
(a)
Lucid Group, Inc.
(b)
.................. 53,554 765,287
Rivian Automotive, Inc., Class A ......... 49,865 1,743,779
Tesla, Inc. ........................ 244,285 55,584,609
58,093,675
Banks — 0.2%
First Republic Bank ................. 10,827 1,300,323
Signature Bank .................... 3,212 509,198
SVB Financial Group
(a)
............... 1,792 413,880
Western Alliance Bancorp ............. 4,022 270,158
2,493,559
Beverages — 1.5%
Brown-Forman Corp., Class A .......... 5,076 349,076
Brown-Forman Corp., Class B, NVS ...... 16,870 1,147,160
Coca-Cola Co. (The) ................ 146,990 8,797,351
Monster Beverage Corp.
(a)
............. 23,476 2,200,171
PepsiCo, Inc. ..................... 53,334 9,684,388
22,178,146
Biotechnology — 0.8%
(a)
Alnylam Pharmaceuticals, Inc. .......... 10,976 2,274,886
BioMarin Pharmaceutical, Inc. .......... 17,018 1,474,269
Exact Sciences Corp. ................ 16,458 572,409
Horizon Therapeutics plc .............. 21,106 1,315,326
Incyte Corp. ...................... 16,887 1,255,380
Neurocrine Biosciences, Inc. ........... 8,828 1,016,279
Seagen, Inc. ...................... 12,492 1,588,483
Vertex Pharmaceuticals, Inc. ........... 9,390 2,929,680
12,426,712
Building Products — 0.5%
Advanced Drainage Systems, Inc. ....... 5,870 680,215
Allegion plc ....................... 4,032 422,433
AO Smith Corp. .................... 4,777 261,684
Builders FirstSource, Inc.
(a)
............ 6,131 378,037
Carlisle Cos., Inc. .................. 4,756 1,135,733
Carrier Global Corp. ................. 27,466 1,092,048
Lennox International, Inc. ............. 1,147 267,905
Owens Corning .................... 3,049 261,025
Trane Technologies plc ............... 11,487 1,833,670
Security
Shares
Shares Value
Building Products (continued)
Trex Co., Inc.
(a)
.................... 10,267 $ 493,740
6,826,490
Capital Markets — 2.4%
Ares Management Corp., Class A ........ 14,163 1,073,980
Blackstone, Inc., Class A, NVS .......... 43,346 3,950,554
Charles Schwab Corp. (The) ........... 75,225 5,993,176
FactSet Research Systems, Inc. ......... 3,476 1,479,003
Intercontinental Exchange, Inc. ......... 25,099 2,398,711
KKR & Co., Inc. .................... 31,083 1,511,566
LPL Financial Holdings, Inc. ............ 7,316 1,870,335
MarketAxess Holdings, Inc. ............ 3,463 845,111
Moody's Corp. ..................... 9,165 2,427,534
Morningstar, Inc. ................... 2,292 532,157
MSCI, Inc. ....................... 7,389 3,464,407
Nasdaq, Inc. ...................... 15,566 968,828
Raymond James Financial, Inc. ......... 10,622 1,254,883
S&P Global, Inc. ................... 23,330 7,494,763
SEI Investments Co. ................. 5,101 276,984
Tradeweb Markets, Inc., Class A ......... 9,788 539,123
36,081,115
Chemicals — 1.5%
Air Products & Chemicals, Inc. .......... 9,029 2,260,862
Albemarle Corp. ................... 10,740 3,005,804
Corteva, Inc. ...................... 33,318 2,176,998
DuPont de Nemours, Inc. ............. 18,850 1,078,220
Ecolab, Inc. ...................... 12,261 1,925,835
FMC Corp. ....................... 4,872 579,281
Linde plc ........................ 22,854 6,795,637
Olin Corp. ........................ 7,595 402,155
PPG Industries, Inc. ................. 9,744 1,112,570
RPM International, Inc. ............... 5,887 556,734
Sherwin-Williams Co. (The) ............ 9,950 2,239,048
Westlake Corp. .................... 1,931 186,631
22,319,775
Commercial Services & Supplies — 0.6%
Cintas Corp. ...................... 5,042 2,155,707
Copart, Inc.
(a)
..................... 19,590 2,253,242
Republic Services, Inc. ............... 7,895 1,047,035
Rollins, Inc. ....................... 21,176 891,086
Tetra Tech, Inc. .................... 4,896 691,707
Waste Management, Inc. .............. 16,039 2,540,096
9,578,873
Communications Equipment — 0.4%
Arista Networks, Inc.
(a)
............... 22,663 2,739,050
Ciena Corp.
(a)
..................... 8,035 384,877
F5, Inc.
(a)
........................ 3,220 460,170
Motorola Solutions, Inc. .............. 7,840 1,957,726
5,541,823
Construction & Engineering — 0.1%
AECOM ......................... 6,987 525,981
Quanta Services, Inc. ................ 5,851 831,076
WillScot Mobile Mini Holdings Corp.
(a)
..... 19,558 831,802
2,188,859
Construction Materials — 0.3%
Martin Marietta Materials, Inc. .......... 5,720 1,921,805
Vulcan Materials Co. ................ 12,194 1,996,158
3,917,963
Consumer Finance — 0.5%
American Express Co. ............... 34,662 5,145,574
Credit Acceptance Corp.
(a)(b)
............ 359 167,158

Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
Morningstar Growth ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Consumer Finance (continued)
Discover Financial Services ............ 15,768 $ 1,647,125
6,959,857
Containers & Packaging — 0.2%
AptarGroup, Inc. ................... 2,706 268,300
Avery Dennison Corp. ................ 4,862 824,352
Ball Corp. ........................ 17,573 867,930
Crown Holdings, Inc. ................ 6,197 425,052
Sealed Air Corp. ................... 8,446 402,199
2,787,833
Distributors — 0.1%
LKQ Corp. ....................... 12,026 669,126
Pool Corp. ....................... 3,625 1,102,834
1,771,960
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.
(a)
.... 5,414 353,642
Service Corp. International ............ 6,960 421,846
775,488
Diversified Financial Services — 0.1%
Apollo Global Management, Inc. ......... 20,526 1,136,319
Voya Financial, Inc. ................. 2,994 204,670
1,340,989
Electric Utilities — 0.1%
Constellation Energy Corp. ............ 11,623 1,098,838
NRG Energy, Inc. ................... 11,582 514,241
1,613,079
Electrical Equipment — 0.4%
AMETEK, Inc. ..................... 14,071 1,824,446
Generac Holdings, Inc.
(a)
.............. 5,889 682,594
Hubbell, Inc. ...................... 2,155 511,769
Plug Power, Inc.
(a)(b)
................. 47,442 758,123
Rockwell Automation, Inc. ............. 5,867 1,497,845
5,274,777
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class A ............. 28,460 2,158,122
CDW Corp. ....................... 6,836 1,181,329
Cognex Corp. ..................... 15,820 731,359
Corning, Inc. ...................... 31,715 1,020,271
Keysight Technologies, Inc.
(a)
........... 16,465 2,867,380
Teledyne Technologies, Inc.
(a)
........... 4,311 1,715,692
Trimble, Inc.
(a)
..................... 22,652 1,362,744
Zebra Technologies Corp., Class A
(a)
...... 4,740 1,342,463
12,379,360
Energy Equipment & Services — 0.5%
Baker Hughes Co., Class A ............ 51,953 1,437,020
Halliburton Co. .................... 52,405 1,908,590
Schlumberger NV .................. 65,259 3,395,426
6,741,036
Entertainment — 1.6%
Activision Blizzard, Inc. ............... 27,943 2,034,250
Electronic Arts, Inc. ................. 14,871 1,873,151
Liberty Media Corp.-Liberty Formula One,
Class C, NVS
(a)
.................. 11,644 672,208
Liberty Media Corp-Liberty Formula One, Class
A
(a)
.......................... 1,421 73,920
Live Nation Entertainment, Inc.
(a)
........ 8,682 691,174
Netflix, Inc.
(a)
...................... 27,096 7,908,781
Playtika Holding Corp.
(a)
.............. 3,482 32,905
Roku, Inc., Class A
(a)
................ 11,177 620,771
Take-Two Interactive Software, Inc.
(a)
...... 9,622 1,140,015
Security
Shares
Shares Value
Entertainment (continued)
Walt Disney Co. (The)
(a)
.............. 86,169 $ 9,180,445
24,227,620
Equity Real Estate Investment Trusts (REITs) — 3.3%
Alexandria Real Estate Equities, Inc. ...... 6,009 873,108
American Homes 4 Rent, Class A ........ 27,682 884,163
American Tower Corp. ............... 27,624 5,723,417
Apartment Income REIT Corp. .......... 7,287 280,039
AvalonBay Communities, Inc. .......... 6,235 1,091,873
Brixmor Property Group, Inc. ........... 10,321 219,940
Camden Property Trust ............... 9,823 1,135,048
Crown Castle, Inc. .................. 20,748 2,764,878
CubeSmart ....................... 13,083 547,785
Digital Realty Trust, Inc. .............. 13,475 1,350,869
EastGroup Properties, Inc. ............ 3,982 623,940
Equinix, Inc. ...................... 8,346 4,727,508
Equity LifeStyle Properties, Inc. ......... 11,039 706,054
Equity Residential .................. 13,330 840,057
Essex Property Trust, Inc. ............. 2,841 631,384
Extra Space Storage, Inc. ............. 8,391 1,488,899
Federal Realty Investment Trust ......... 3,245 321,190
Healthpeak Properties, Inc. ............ 28,952 687,031
Host Hotels & Resorts, Inc. ............ 65,869 1,243,607
Invitation Homes, Inc. ................ 53,041 1,680,869
Kilroy Realty Corp. .................. 4,237 181,089
Lamar Advertising Co., Class A ......... 3,038 280,195
Life Storage, Inc. ................... 4,740 524,291
Mid-America Apartment Communities, Inc. .. 6,127 964,696
Prologis, Inc. ...................... 55,513 6,148,065
Public Storage ..................... 8,763 2,714,339
Realty Income Corp. ................. 22,174 1,380,775
Regency Centers Corp. .............. 8,019 485,230
Rexford Industrial Realty, Inc. .......... 15,645 864,856
SBA Communications Corp., Class A ...... 9,920 2,677,408
Sun Communities, Inc. ............... 11,287 1,522,052
UDR, Inc. ........................ 17,646 701,605
Welltower, Inc. ..................... 17,467 1,066,186
Weyerhaeuser Co. .................. 29,724 919,363
48,251,809
Food & Staples Retailing — 1.0%
BJ's Wholesale Club Holdings, Inc.
(a)
...... 4,559 352,866
Costco Wholesale Corp. .............. 27,120 13,600,680
Performance Food Group Co.
(a)
......... 14,116 734,597
US Foods Holding Corp.
(a)
............. 7,639 227,337
14,915,480
Food Products — 0.3%
Darling Ingredients, Inc.
(a)(b)
............ 5,342 419,240
Hershey Co. (The) .................. 8,728 2,083,985
Hormel Foods Corp. ................. 12,218 567,526
Lamb Weston Holdings, Inc. ........... 8,491 732,094
McCormick & Co., NVS
(b)
............. 12,185 958,228
4,761,073
Health Care Equipment & Supplies — 3.0%
Abbott Laboratories ................. 58,752 5,812,923
ABIOMED, Inc.
(a)
................... 4,151 1,046,384
Align Technology, Inc.
(a)
............... 6,652 1,292,484
Baxter International, Inc. .............. 21,584 1,173,090
Boston Scientific Corp.
(a)
.............. 49,954 2,153,517
Cooper Cos., Inc. (The) .............. 4,536 1,240,097
Dentsply Sirona, Inc. ................ 7,310 225,294
Dexcom, Inc.
(a)
.................... 36,044 4,353,394
Edwards Lifesciences Corp.
(a)
.......... 56,932 4,123,585
Hologic, Inc.
(a)
..................... 12,512 848,314

2022
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
Morningstar Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
IDEXX Laboratories, Inc.
(a)(b)
........... 7,617 $ 2,739,683
Insulet Corp.
(a)
..................... 6,373 1,649,396
Intuitive Surgical, Inc.
(a)
............... 32,753 8,072,632
Novocure Ltd.
(a)(b)
................... 8,189 578,635
ResMed, Inc. ..................... 13,457 3,010,196
STERIS plc ....................... 9,182 1,584,630
Stryker Corp. ..................... 12,548 2,876,503
Teleflex, Inc. ...................... 4,277 917,673
43,698,430
Health Care Providers & Services — 1.8%
agilon health, Inc.
(a)(b)
................ 18,042 358,134
Chemed Corp. ..................... 699 326,342
DaVita, Inc.
(a)
...................... 2,063 150,620
Humana, Inc.
(b)
.................... 4,813 2,686,039
Molina Healthcare, Inc.
(a)
.............. 2,691 965,692
UnitedHealth Group, Inc. .............. 39,760 22,072,764
26,559,591
Health Care Technology — 0.1%
Veeva Systems, Inc., Class A
(a)
......... 12,804 2,150,304
Hotels, Restaurants & Leisure — 3.0%
Airbnb, Inc., Class A
(a)
................ 36,652 3,918,465
Booking Holdings, Inc.
(a)
.............. 3,644 6,812,385
Caesars Entertainment, Inc.
(a)
.......... 19,526 853,872
Chipotle Mexican Grill, Inc.
(a)
........... 2,546 3,814,748
Choice Hotels International, Inc. ......... 2,645 343,427
Churchill Downs, Inc. ................ 3,038 631,631
Darden Restaurants, Inc. ............. 5,105 730,730
Domino's Pizza, Inc. ................. 3,314 1,101,043
Expedia Group, Inc.
(a)
................ 6,307 589,515
Hilton Worldwide Holdings, Inc. ......... 25,202 3,408,823
Marriott International, Inc., Class A ....... 25,327 4,055,106
McDonald's Corp. .................. 25,702 7,007,907
MGM Resorts International ............ 29,849 1,061,729
Royal Caribbean Cruises Ltd.
(a)
......... 11,154 595,401
Starbucks Corp. .................... 47,074 4,076,138
Vail Resorts, Inc. ................... 3,700 810,781
Wyndham Hotels & Resorts, Inc. ........ 8,353 634,243
Yum! Brands, Inc. .................. 26,096 3,085,852
43,531,796
Household Durables — 0.1%
DR Horton, Inc. .................... 13,423 1,031,960
Garmin Ltd. ....................... 5,293 465,996
NVR, Inc.
(a)
....................... 165 699,229
2,197,185
Household Products — 0.1%
Church & Dwight Co., Inc. ............. 14,699 1,089,637
Insurance — 1.4%
Aon plc, Class A ................... 8,758 2,465,289
Arch Capital Group Ltd.
(a)
............. 13,666 785,795
Arthur J Gallagher & Co. .............. 12,290 2,299,213
Assurant, Inc. ..................... 2,061 280,008
Brown & Brown, Inc. ................. 21,501 1,264,044
Cincinnati Financial Corp. ............. 8,600 888,552
Erie Indemnity Co., Class A, NVS ........ 1,144 294,019
Everest Re Group Ltd. ............... 1,739 561,106
Loews Corp. ...................... 8,070 460,151
Markel Corp.
(a)
..................... 753 908,193
Marsh & McLennan Cos., Inc. .......... 23,977 3,872,046
Progressive Corp. (The) .............. 30,682 3,939,569
Willis Towers Watson plc .............. 6,141 1,340,028
Security
Shares
Shares Value
Insurance (continued)
WR Berkley Corp. .................. 11,897 $ 884,899
20,242,912
Interactive Media & Services — 5.4%
(a)
Alphabet, Inc., Class A ............... 376,008 35,536,516
Alphabet, Inc., Class C, NVS ........... 336,238 31,828,289
IAC, Inc. ......................... 2,692 131,047
Match Group, Inc. .................. 25,893 1,118,578
Meta Platforms, Inc., Class A ........... 78,984 7,358,149
Pinterest, Inc., Class A ............... 53,327 1,311,844
Snap, Inc., Class A, NVS
(b)
............ 94,426 935,762
ZoomInfo Technologies, Inc.
(b)
.......... 24,734 1,101,405
79,321,590
Internet & Direct Marketing Retail — 6.0%
(a)
Amazon.com, Inc. .................. 812,906 83,274,091
DoorDash, Inc., Class A
(b)
............. 23,903 1,040,498
Etsy, Inc. ........................ 11,575 1,087,008
MercadoLibre, Inc.
(b)
................. 4,231 3,814,754
89,216,351
IT Services — 7.4%
Accenture plc, Class A ............... 36,384 10,329,418
Akamai Technologies, Inc.
(a)(b)
........... 8,580 757,871
Automatic Data Processing, Inc. ......... 24,744 5,980,625
Block, Inc., Class A
(a)
................ 48,684 2,924,448
Broadridge Financial Solutions, Inc. ...... 10,794 1,619,748
Cloudflare, Inc., Class A
(a)(b)
............ 25,876 1,457,336
Concentrix Corp. ................... 2,452 299,708
EPAM Systems, Inc.
(a)
................ 5,252 1,838,200
Fiserv, Inc.
(a)
...................... 22,218 2,282,677
FleetCor Technologies, Inc.
(a)
........... 4,272 795,105
Gartner, Inc.
(a)
..................... 7,242 2,186,505
Genpact Ltd. ...................... 6,639 321,992
Global Payments, Inc. ............... 12,849 1,468,127
GoDaddy, Inc., Class A
(a)
.............. 14,313 1,150,765
Jack Henry & Associates, Inc. .......... 6,719 1,337,484
Mastercard, Inc., Class A .............. 78,255 25,681,726
MongoDB, Inc., Class A
(a)
............. 6,280 1,149,428
Okta, Inc., Class A
(a)
................. 13,736 770,864
Paychex, Inc. ..................... 19,149 2,265,518
PayPal Holdings, Inc.
(a)
............... 66,346 5,545,199
Snowflake, Inc., Class A
(a)
............. 25,998 4,167,479
SS&C Technologies Holdings, Inc. ....... 7,815 401,847
Twilio, Inc., Class A
(a)
................ 15,857 1,179,285
VeriSign, Inc.
(a)
.................... 8,606 1,725,159
Visa, Inc., Class A
(b)
................. 149,959 31,065,506
108,702,020
Leisure Products — 0.0%
Hasbro, Inc. ...................... 5,954 388,498
Mattel, Inc.
(a)
...................... 15,607 295,909
684,407
Life Sciences Tools & Services — 3.3%
Agilent Technologies, Inc. ............. 27,430 3,794,941
Avantor, Inc.
(a)
..................... 61,671 1,243,904
Bio-Rad Laboratories, Inc., Class A
(a)
...... 1,979 696,034
Bio-Techne Corp. ................... 3,575 1,059,130
Bruker Corp. ...................... 9,347 578,018
Charles River Laboratories International, Inc.
(a)
4,694 996,302
Danaher Corp. .................... 60,047 15,112,028
Illumina, Inc.
(a)
..................... 14,434 3,302,788
IQVIA Holdings, Inc.
(a)
................ 9,337 1,957,689
Mettler-Toledo International, Inc.
(a)
....... 2,063 2,609,551
PerkinElmer, Inc. ................... 11,577 1,546,456
Repligen Corp.
(a)
................... 4,776 871,572

Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
Morningstar Growth ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
Syneos Health, Inc., Class A
(a)
.......... 3,318 $ 167,161
Thermo Fisher Scientific, Inc. ........... 22,854 11,746,270
Waters Corp.
(a)
.................... 5,484 1,640,648
West Pharmaceutical Services, Inc. ...... 6,783 1,560,768
48,883,260
Machinery — 1.7%
AGCO Corp. ...................... 1,926 239,151
Caterpillar, Inc. .................... 15,149 3,279,153
Deere & Co. ...................... 12,941 5,122,307
Dover Corp. ...................... 6,648 868,827
Fortive Corp. ...................... 16,025 1,023,998
Graco, Inc. ....................... 15,416 1,072,645
IDEX Corp. ....................... 6,901 1,534,161
Illinois Tool Works, Inc. ............... 8,012 1,710,802
Ingersoll Rand, Inc. ................. 36,886 1,862,743
Lincoln Electric Holdings, Inc. .......... 3,570 506,940
Middleby Corp. (The)
(a)
............... 2,420 338,461
Nordson Corp. ..................... 4,983 1,121,175
Otis Worldwide Corp. ................ 20,249 1,430,389
PACCAR, Inc. ..................... 10,994 1,064,549
Parker-Hannifin Corp. ................ 4,676 1,358,939
Pentair plc ....................... 5,142 220,849
Toro Co. (The) ..................... 5,494 579,233
Westinghouse Air Brake Technologies Corp. . 6,818 635,983
Xylem, Inc. ....................... 16,565 1,696,753
25,667,058
Media — 0.4%
Cable One, Inc. .................... 250 214,857
Charter Communications, Inc., Class A
(a)
... 4,535 1,667,157
Liberty Broadband Corp., Class A
(a)
....... 1,555 132,673
Liberty Broadband Corp., Class C, NVS
(a)
.. 11,343 957,689
Sirius XM Holdings, Inc.
(b)
............. 40,077 242,065
Trade Desk, Inc. (The), Class A
(a)
........ 40,844 2,174,535
5,388,976
Metals & Mining — 0.3%
Freeport-McMoRan, Inc. .............. 76,190 2,414,461
Nucor Corp. ...................... 11,744 1,542,927
Royal Gold, Inc. .................... 5,981 567,956
Southern Copper Corp. ............... 3,051 143,305
4,668,649
Multiline Retail — 0.4%
Dollar Tree, Inc.
(a)
................... 11,283 1,788,356
Target Corp. ...................... 21,241 3,488,834
5,277,190
Multi-Utilities — 0.0%
CMS Energy Corp. .................. 11,402 650,484
Oil, Gas & Consumable Fuels — 1.3%
APA Corp. ....................... 16,620 755,545
Cheniere Energy, Inc. ................ 22,940 4,046,846
ConocoPhillips .................... 58,039 7,318,138
Coterra Energy, Inc. ................. 46,041 1,433,256
EQT Corp. ....................... 20,180 844,331
Hess Corp. ....................... 8,882 1,253,073
New Fortress Energy, Inc., Class A ....... 4,376 240,986
ONEOK, Inc. ...................... 17,282 1,025,168
Targa Resources Corp. ............... 7,409 506,553
Texas Pacific Land Corp. .............. 570 1,313,206
18,737,102
Security
Shares
Shares Value
Personal Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A .... 16,995 $ 3,407,328
Olaplex Holdings, Inc.
(a)
.............. 8,295 36,498
3,443,826
Pharmaceuticals — 2.0%
Catalent, Inc.
(a)
.................... 16,460 1,081,916
Elanco Animal Health, Inc.
(a)
............ 40,764 537,677
Eli Lilly & Co. ..................... 57,548 20,837,555
Zoetis, Inc., Class A ................. 42,936 6,473,890
28,931,038
Professional Services — 0.7%
Booz Allen Hamilton Holding Corp. ....... 6,014 654,624
Clarivate plc
(a)(b)
.................... 39,440 407,415
CoStar Group, Inc.
(a)
................. 36,277 3,000,834
Dun & Bradstreet Holdings, Inc. ......... 6,240 80,184
Equifax, Inc. ...................... 11,224 1,902,917
Jacobs Solutions, Inc. ................ 5,629 648,573
Robert Half International, Inc. ........... 5,006 382,759
TransUnion ....................... 17,720 1,050,264
Verisk Analytics, Inc. ................. 14,434 2,638,968
10,766,538
Real Estate Management & Development — 0.1%
(a)
CBRE Group, Inc., Class A ............ 10,395 737,421
Zillow Group, Inc., Class A ............. 5,399 166,991
Zillow Group, Inc., Class C, NVS
(b)
....... 15,403 475,337
1,379,749
Road & Rail — 0.8%
AMERCO ........................ 465 267,463
Avis Budget Group, Inc.
(a)
............. 1,451 343,103
CSX Corp. ....................... 72,634 2,110,744
JB Hunt Transport Services, Inc. ........ 7,598 1,299,790
Knight-Swift Transportation Holdings, Inc. .. 7,440 357,343
Lyft, Inc., Class A
(a)(b)
................. 14,476 211,929
Norfolk Southern Corp. ............... 6,811 1,553,385
Old Dominion Freight Line, Inc. ......... 8,417 2,311,308
Uber Technologies, Inc.
(a)
............. 106,163 2,820,751
11,275,816
Semiconductors & Semiconductor Equipment — 6.5%
Advanced Micro Devices, Inc.
(a)
......... 148,061 8,892,544
Analog Devices, Inc. ................. 17,794 2,537,780
Applied Materials, Inc. ............... 43,357 3,827,990
Broadcom, Inc. .................... 16,597 7,802,582
Enphase Energy, Inc.
(a)
............... 12,424 3,814,168
Entegris, Inc. ...................... 13,604 1,079,341
First Solar, Inc.
(a)
................... 4,081 594,071
KLA Corp. ........................ 7,621 2,411,665
Lam Research Corp. ................ 6,461 2,615,284
Lattice Semiconductor Corp.
(a)
.......... 12,539 608,267
Marvell Technology, Inc. .............. 77,809 3,087,461
Microchip Technology, Inc. ............. 34,197 2,111,323
Micron Technology, Inc. ............... 48,724 2,635,968
Monolithic Power Systems, Inc. ......... 4,066 1,380,204
NVIDIA Corp. ..................... 229,662 30,997,480
NXP Semiconductors NV ............. 11,346 1,657,424
ON Semiconductor Corp.
(a)
............ 39,767 2,442,887
Qorvo, Inc.
(a)
...................... 3,929 338,208
QUALCOMM, Inc. .................. 59,657 7,019,243
Skyworks Solutions, Inc. .............. 4,741 407,773
SolarEdge Technologies, Inc.
(a)
.......... 5,130 1,180,054
Teradyne, Inc. ..................... 14,334 1,166,071
Texas Instruments, Inc. ............... 42,335 6,800,271

2022
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
Morningstar Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Wolfspeed, Inc.
(a)
................... 4,350 $ 342,562
95,750,621
Software — 17.7%
Adobe, Inc.
(a)
...................... 42,923 13,670,976
ANSYS, Inc.
(a)
..................... 7,977 1,764,193
AppLovin Corp., Class A
(a)(b)
............ 11,220 190,291
Aspen Technology, Inc.
(a)(b)
............. 2,639 637,187
Autodesk, Inc.
(a)
.................... 19,951 4,275,499
Bentley Systems, Inc., Class B .......... 17,973 634,087
Bill.com Holdings, Inc.
(a)
.............. 8,658 1,154,631
Black Knight, Inc.
(a)
.................. 14,207 859,097
Cadence Design Systems, Inc.
(a)
........ 25,058 3,793,531
Ceridian HCM Holding, Inc.
(a)(b)
.......... 14,001 926,726
Crowdstrike Holdings, Inc., Class A
(a)
...... 19,612 3,161,454
Datadog, Inc., Class A
(a)
.............. 22,792 1,834,984
DocuSign, Inc.
(a)
................... 18,508 893,936
Dynatrace, Inc.
(a)
................... 18,409 648,733
Elastic NV
(a)
...................... 7,029 449,505
Fair Isaac Corp.
(a)
................... 2,309 1,105,642
Five9, Inc.
(a)
...................... 6,329 381,386
Fortinet, Inc.
(a)(b)
.................... 60,143 3,437,774
Guidewire Software, Inc.
(a)(b)
............ 3,090 183,577
HubSpot, Inc.
(a)(b)
................... 4,386 1,300,712
Intuit, Inc. ........................ 25,871 11,059,852
Manhattan Associates, Inc.
(a)
........... 5,742 698,629
Microsoft Corp. .................... 684,017 158,780,866
Palantir Technologies, Inc., Class A
(a)(b)
.... 159,901 1,405,530
Palo Alto Networks, Inc.
(a)
............. 27,435 4,707,572
Paycom Software, Inc.
(a)
.............. 4,472 1,547,312
Paylocity Holding Corp.
(a)
............. 3,749 868,981
PTC, Inc.
(a)
....................... 9,727 1,146,132
RingCentral, Inc., Class A
(a)
............ 7,029 249,670
Roper Technologies, Inc. .............. 6,103 2,529,938
Salesforce, Inc.
(a)
................... 91,259 14,837,801
ServiceNow, Inc.
(a)
.................. 18,527 7,795,050
Splunk, Inc.
(a)
..................... 13,545 1,125,725
Synopsys, Inc.
(a)
................... 14,047 4,109,450
Tyler Technologies, Inc.
(a)
............. 3,828 1,237,707
UiPath, Inc., Class A
(a)(b)
.............. 31,722 401,283
Unity Software, Inc.
(a)(b)
............... 16,366 482,797
VMware, Inc., Class A ................ 7,045 792,774
Workday, Inc., Class A
(a)
.............. 18,287 2,849,480
Zendesk, Inc.
(a)
.................... 11,346 870,125
Zoom Video Communications, Inc., Class A
(a)
20,257 1,690,244
Zscaler, Inc.
(a)
..................... 7,659 1,180,252
261,671,091
Specialty Retail — 2.3%
Advance Auto Parts, Inc. .............. 2,584 490,753
AutoZone, Inc.
(a)
................... 1,079 2,732,978
Bath & Body Works, Inc. .............. 6,498 216,903
Burlington Stores, Inc.
(a)
.............. 6,025 861,334
CarMax, Inc.
(a)(b)
.................... 6,896 434,517
Five Below, Inc.
(a)
................... 5,146 753,117
Floor & Decor Holdings, Inc., Class A
(a)
.... 9,649 707,947
GameStop Corp., Class A
(a)
............ 10,260 290,461
Home Depot, Inc. (The) .............. 33,680 9,973,658
Lithia Motors, Inc., Class A ............ 1,241 245,904
Lowe's Cos., Inc. ................... 25,083 4,889,931
O'Reilly Automotive, Inc.
(a)
............. 2,636 2,206,780
RH
(a)
........................... 922 234,124
Ross Stores, Inc. ................... 22,125 2,117,141
TJX Cos., Inc. (The) ................. 47,984 3,459,646
Tractor Supply Co. .................. 6,033 1,325,872
Security
Shares
Shares Value
Specialty Retail (continued)
Ulta Beauty, Inc.
(a)
.................. 4,742 $ 1,988,653
Williams-Sonoma, Inc. ............... 2,821 349,325
33,279,044
Technology Hardware, Storage & Peripherals — 10.0%
Apple, Inc. ....................... 951,661 145,927,698
NetApp, Inc. ...................... 7,246 501,931
Pure Storage, Inc., Class A
(a)(b)
.......... 25,540 788,164
147,217,793
Textiles, Apparel & Luxury Goods — 1.1%
Capri Holdings Ltd.
(a)
................ 4,346 198,525
Deckers Outdoor Corp.
(a)
.............. 2,430 850,330
Lululemon Athletica, Inc.
(a)
............. 10,662 3,508,225
NIKE, Inc., Class B ................. 115,899 10,741,519
VF Corp. ........................ 30,204 853,263
16,151,862
Trading Companies & Distributors — 0.3%
Fastenal Co. ...................... 31,455 1,520,220
United Rentals, Inc.
(a)
................ 3,280 1,035,529
Watsco, Inc. ...................... 1,874 507,779
WW Grainger, Inc. .................. 2,477 1,447,435
4,510,963
Water Utilities — 0.1%
American Water Works Co., Inc. ......... 10,275 1,493,368
Essential Utilities, Inc. ................ 13,007 575,170
2,068,538
Wireless Telecommunication Services — 0.4%
T-Mobile US, Inc.
(a)(b)
................. 39,043 5,917,357
Total Long-Term Investments — 99.9%
(Cost: $1,427,073,689) ........................... 1,474,026,437
Short-Term Securities
Money Market Funds — 2.3%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 3.29%
(e)
............ 32,855,443 32,848,872
BlackRock Cash Funds: Treasury, SL Agency
Shares, 2.97% .................. 1,738,927 1,738,927
Total Short-Term Securities — 2.3%
(Cost: $34,586,457) .............................. 34,587,799
Total Investments — 102.2%
(Cost: $1,461,660,146 ) ........................... 1,508,614,236
Liabilities in Excess of Other Assets — (2.2)% ............ (32,574,533)
Net Assets — 100.0% ..............................
$ 1,476,039,703
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
Morningstar Growth ETF
Schedule of Investments

Derivative Financial Instruments Categorized by Risk Exposure
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
04/30/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/22
Shares
Held at
10/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 31,914,376 $ 935,797
(a)
$ — $ 2,786 $ (4,087) $ 32,848,872 32,855,443 $ 98,966
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 3,207,000 — (1,468,073)
(a)
— — 1,738,927 1,738,927 27,354 —
$ 2,786 $ (4,087) $ 34,587,799 $ 126,320 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
NASDAQ 100 E-Mini Index ................................................... 8 12/16/22 $ 1,832 $ 14,100
S&P E-Mini Communication Services Index ........................................ 1 12/16/22 63 (1,189)
$ 12,911
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 14,100 $ — $ — $ — $ 14,100
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... — — 1,189 — — — 1,189
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended October 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (616,731) $ — $ — $ — $ (616,731)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ 321,742 $ — $ — $ — $ 321,742

2022
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
Morningstar Growth ETF

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
See notes to financial statements.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 2,911,228
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,474,026,437 $ — $ — $ 1,474,026,437
Short-Term Securities
Money Market Funds ...................................... 34,587,799 — — 34,587,799
$ 1,508,614,236 $ — $ — $ 1,508,614,236
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 14,100 $ — $ — $ 14,100
Liabilities
Equity contracts ........................................... (1,189) — — (1,189)
$ 12,911 $ — $ — $ 12,911
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
October 31, 2022
iShares
®
Morningstar Mid-Cap ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.2%
Axon Enterprise, Inc.
(a)(b)
.............. 6,559 $ 953,941
HEICO Corp. ..................... 3,831 623,074
HEICO Corp., Class A ................ 6,665 848,454
Howmet Aerospace, Inc. .............. 35,814 1,273,188
Huntington Ingalls Industries, Inc. ........ 3,857 991,519
Textron, Inc. ...................... 20,484 1,401,925
TransDigm Group, Inc. ............... 4,989 2,872,467
8,964,568
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc.
(a)
......... 12,002 1,172,836
Expeditors International of Washington, Inc. . 15,834 1,549,357
GXO Logistics, Inc.
(a)(b)
............... 11,419 417,250
3,139,443
Airlines — 0.9%
(b)
American Airlines Group, Inc. ........... 62,885 891,709
Delta Air Lines, Inc. ................. 62,074 2,106,171
Southwest Airlines Co. ............... 57,442 2,088,017
United Airlines Holdings, Inc. ........... 31,510 1,357,451
6,443,348
Auto Components — 0.6%
Aptiv plc
(b)
........................ 26,228 2,388,584
BorgWarner, Inc. ................... 23,013 863,678
Gentex Corp. ..................... 22,771 603,203
Lear Corp. ....................... 5,742 796,473
4,651,938
Automobiles — 0.4%
(a)(b)
Lucid Group, Inc. ................... 56,941 813,687
Rivian Automotive, Inc., Class A ......... 52,763 1,845,122
2,658,809
Banks — 3.5%
Citizens Financial Group, Inc. .......... 47,983 1,962,505
Comerica, Inc. ..................... 12,663 892,742
Commerce Bancshares, Inc. ........... 10,601 750,975
Cullen/Frost Bankers, Inc. ............. 6,223 964,876
East West Bancorp, Inc. .............. 13,666 978,076
Fifth Third Bancorp ................. 66,430 2,370,887
First Citizens BancShares, Inc., Class A .... 1,279 1,051,491
First Horizon Corp. .................. 51,916 1,272,461
First Republic Bank ................. 17,688 2,124,329
Huntington Bancshares, Inc. ........... 139,617 2,119,386
KeyCorp ......................... 90,290 1,613,482
M&T Bank Corp. ................... 17,001 2,862,458
Regions Financial Corp. .............. 90,458 1,985,553
Signature Bank .................... 6,073 962,753
SVB Financial Group
(b)
............... 5,720 1,321,091
Webster Financial Corp. .............. 17,075 926,489
Western Alliance Bancorp
(a)
............ 10,478 703,807
Zions Bancorp NA .................. 14,608 758,740
25,622,101
Beverages — 0.3%
Brown-Forman Corp., Class A
(a)
......... 5,455 375,141
Brown-Forman Corp., Class B, NVS ...... 17,727 1,205,436
Molson Coors Beverage Co., Class B ..... 18,224 919,036
2,499,613
Biotechnology — 2.0%
(b)
Alnylam Pharmaceuticals, Inc. .......... 11,619 2,408,154
Biogen, Inc. ...................... 14,048 3,981,765
BioMarin Pharmaceutical, Inc. .......... 17,980 1,557,608
Exact Sciences Corp.
(a)
............... 17,230 599,259
Security
Shares
Shares Value
Biotechnology (continued)
Horizon Therapeutics plc .............. 22,333 $ 1,391,793
Incyte Corp. ...................... 17,877 1,328,976
Neurocrine Biosciences, Inc. ........... 9,231 1,062,673
Seagen, Inc. ...................... 13,213 1,680,165
United Therapeutics Corp. ............. 4,408 1,016,176
15,026,569
Building Products — 2.1%
Advanced Drainage Systems, Inc. ....... 6,234 722,396
Allegion plc ....................... 8,488 889,288
AO Smith Corp. .................... 12,369 677,574
Builders FirstSource, Inc.
(b)
............ 15,148 934,026
Carlisle Cos., Inc. .................. 5,014 1,197,343
Carrier Global Corp. ................. 81,473 3,239,366
Fortune Brands Home & Security, Inc. ..... 12,574 758,464
Lennox International, Inc. ............. 3,136 732,475
Masco Corp. ...................... 21,862 1,011,555
Owens Corning .................... 9,352 800,625
Trane Technologies plc ............... 22,432 3,580,820
Trex Co., Inc.
(a)(b)
................... 10,615 510,475
15,054,407
Capital Markets — 4.7%
Ameriprise Financial, Inc. ............. 10,472 3,237,105
Ares Management Corp., Class A ........ 15,009 1,138,132
Bank of New York Mellon Corp. (The) ..... 71,191 2,997,853
Carlyle Group, Inc. (The) .............. 20,872 590,260
Coinbase Global, Inc., Class A
(a)(b)
........ 15,258 1,010,843
FactSet Research Systems, Inc. ......... 3,677 1,564,527
Franklin Resources, Inc. .............. 27,348 641,311
Invesco Ltd. ...................... 43,794 670,924
Jefferies Financial Group, Inc. .......... 17,903 616,042
KKR & Co., Inc. .................... 55,785 2,712,825
LPL Financial Holdings, Inc. ............ 7,723 1,974,385
MarketAxess Holdings, Inc. ............ 3,632 886,353
Morningstar, Inc. ................... 2,413 560,250
MSCI, Inc. ....................... 7,793 3,653,826
Nasdaq, Inc. ...................... 32,813 2,042,281
Northern Trust Corp. ................. 20,173 1,701,593
Raymond James Financial, Inc. ......... 18,774 2,217,960
SEI Investments Co. ................. 9,913 538,276
State Street Corp. .................. 35,589 2,633,586
T. Rowe Price Group, Inc. ............. 21,849 2,319,490
Tradeweb Markets, Inc., Class A ......... 10,429 574,429
34,282,251
Chemicals — 3.0%
Albemarle Corp. ................... 11,339 3,173,446
Celanese Corp. .................... 9,676 930,057
CF Industries Holdings, Inc. ............ 19,259 2,046,461
DuPont de Nemours, Inc. ............. 48,501 2,774,257
Eastman Chemical Co. ............... 11,921 915,652
FMC Corp. ....................... 12,194 1,449,867
International Flavors & Fragrances, Inc. .... 24,681 2,409,113
LyondellBasell Industries NV, Class A ..... 24,632 1,883,116
Mosaic Co. (The) ................... 33,425 1,796,594
Olin Corp. ........................ 12,995 688,085
PPG Industries, Inc. ................. 22,754 2,598,052
RPM International, Inc. ............... 12,500 1,182,125
Westlake Corp. .................... 3,328 321,651
22,168,476
Commercial Services & Supplies — 0.6%
Copart, Inc.
(b)
..................... 20,709 2,381,949
Rollins, Inc. ....................... 22,480 945,959

2022
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
Morningstar Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
Tetra Tech, Inc. .................... 5,133 $ 725,190
4,053,098
Communications Equipment — 1.3%
Arista Networks, Inc.
(b)
............... 23,860 2,883,720
Ciena Corp.
(a)(b)
.................... 14,413 690,383
F5, Inc.
(b)
........................ 5,785 826,734
Juniper Networks, Inc. ............... 31,272 956,923
Motorola Solutions, Inc. .............. 16,156 4,034,315
9,392,075
Construction & Engineering — 0.5%
AECOM ......................... 13,547 1,019,818
Quanta Services, Inc. ................ 13,846 1,966,686
WillScot Mobile Mini Holdings Corp.
(b)
..... 20,744 882,242
3,868,746
Construction Materials — 0.6%
Martin Marietta Materials, Inc. .......... 6,038 2,028,647
Vulcan Materials Co. ................ 12,866 2,106,164
4,134,811
Consumer Finance — 0.8%
Ally Financial, Inc. .................. 29,943 825,229
Credit Acceptance Corp.
(a)(b)
............ 586 272,853
Discover Financial Services ............ 26,456 2,763,594
Synchrony Financial ................. 46,639 1,658,483
5,520,159
Containers & Packaging — 1.4%
Amcor plc ........................ 145,482 1,684,682
AptarGroup, Inc. ................... 6,327 627,322
Avery Dennison Corp. ................ 7,866 1,333,680
Ball Corp. ........................ 30,428 1,502,839
Berry Global Group, Inc.
(b)
............. 12,044 569,922
Crown Holdings, Inc. ................ 11,749 805,864
International Paper Co. ............... 35,072 1,178,770
Packaging Corp. of America ........... 9,035 1,086,097
Sealed Air Corp. ................... 14,090 670,966
WestRock Co. ..................... 24,633 839,000
10,299,142
Distributors — 0.7%
Genuine Parts Co. .................. 13,692 2,435,259
LKQ Corp. ....................... 25,221 1,403,297
Pool Corp. ....................... 3,835 1,166,722
5,005,278
Diversified Consumer Services — 0.2%
Bright Horizons Family Solutions, Inc.
(a)(b)
... 5,566 363,571
Service Corp. International ............ 15,299 927,272
1,290,843
Diversified Financial Services — 0.5%
Apollo Global Management, Inc. ......... 42,010 2,325,674
Equitable Holdings, Inc. .............. 33,888 1,037,650
Voya Financial, Inc. ................. 9,427 644,430
4,007,754
Diversified Telecommunication Services — 0.1%
Lumen Technologies, Inc. ............. 91,748 675,265
Electric Utilities — 3.4%
Alliant Energy Corp. ................. 24,305 1,267,992
Avangrid, Inc. ..................... 6,673 271,458
Constellation Energy Corp. ............ 31,642 2,991,435
Edison International ................. 36,926 2,217,037
Entergy Corp. ..................... 19,658 2,106,158
Security
Shares
Shares Value
Electric Utilities (continued)
Evergy, Inc. ....................... 22,226 $ 1,358,675
Eversource Energy ................. 33,548 2,559,041
FirstEnergy Corp. .................. 52,461 1,978,304
NRG Energy, Inc. ................... 22,812 1,012,853
OGE Energy Corp. .................. 19,383 709,999
PG&E Corp.
(a)(b)
.................... 155,864 2,327,050
Pinnacle West Capital Corp. ........... 10,932 734,740
PPL Corp. ....................... 71,270 1,887,942
Xcel Energy, Inc. ................... 52,954 3,447,835
24,870,519
Electrical Equipment — 1.4%
AMETEK, Inc. ..................... 22,229 2,882,212
Generac Holdings, Inc.
(a)(b)
............. 6,196 718,178
Hubbell, Inc. ...................... 5,206 1,236,321
Plug Power, Inc.
(a)(b)
................. 50,547 807,741
Regal Rexnord Corp. ................ 6,438 814,665
Rockwell Automation, Inc. ............. 11,180 2,854,254
Sensata Technologies Holding plc ........ 15,091 606,809
9,920,180
Electronic Equipment, Instruments & Components — 2.2%
Arrow Electronics, Inc.
(b)
.............. 6,178 625,584
CDW Corp. ....................... 13,093 2,262,601
Cognex Corp. ..................... 16,758 774,722
Corning, Inc. ...................... 73,651 2,369,353
Flex Ltd.
(b)
........................ 44,320 867,786
Jabil, Inc. ........................ 13,361 858,444
Keysight Technologies, Inc.
(b)
........... 17,420 3,033,693
TD SYNNEX Corp. .................. 4,060 371,531
Teledyne Technologies, Inc.
(b)
........... 4,537 1,805,635
Trimble, Inc.
(b)
..................... 23,978 1,442,517
Zebra Technologies Corp., Class A
(b)
...... 5,015 1,420,348
15,832,214
Energy Equipment & Services — 0.8%
Baker Hughes Co., Class A ............ 97,947 2,709,214
Halliburton Co. .................... 87,801 3,197,712
5,906,926
Entertainment — 1.2%
AMC Entertainment Holdings, Inc., Class A
(a)(b)
49,848 331,988
Electronic Arts, Inc. ................. 25,572 3,221,049
Liberty Media Corp.-Liberty Formula One,
Class C, NVS
(b)
.................. 20,027 1,156,159
Liberty Media Corp-Liberty Formula One, Class
A
(b)
.......................... 2,308 120,062
Live Nation Entertainment, Inc.
(a)(b)
....... 13,772 1,096,389
Playtika Holding Corp.
(b)
.............. 9,767 92,298
Roku, Inc., Class A
(a)(b)
............... 11,693 649,429
Take-Two Interactive Software, Inc.
(b)
...... 15,169 1,797,223
8,464,597
Equity Real Estate Investment Trusts (REITs) — 7.6%
Alexandria Real Estate Equities, Inc. ...... 14,374 2,088,542
American Homes 4 Rent, Class A ........ 29,345 937,279
Americold Realty Trust, Inc. ............ 26,069 632,173
Apartment Income REIT Corp. .......... 14,844 570,455
AvalonBay Communities, Inc. .......... 13,545 2,372,000
Boston Properties, Inc. ............... 13,756 1,000,061
Brixmor Property Group, Inc. ........... 29,056 619,183
Camden Property Trust ............... 10,321 1,192,592
CubeSmart ....................... 21,670 907,323
EastGroup Properties, Inc. ............ 4,194 657,158
Equity LifeStyle Properties, Inc. ......... 16,956 1,084,506
Equity Residential .................. 32,771 2,065,228
Essex Property Trust, Inc. ............. 6,304 1,401,001

Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
Morningstar Mid-Cap ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
Extra Space Storage, Inc. ............. 12,964 $ 2,300,332
Federal Realty Investment Trust ......... 7,085 701,273
Gaming and Leisure Properties, Inc. ...... 24,753 1,240,620
Healthpeak Properties, Inc. ............ 52,298 1,241,032
Host Hotels & Resorts, Inc. ............ 69,308 1,308,535
Invitation Homes, Inc. ................ 56,047 1,776,130
Iron Mountain, Inc. .................. 28,147 1,409,320
Kilroy Realty Corp. .................. 10,131 432,999
Kimco Realty Corp. ................. 59,940 1,281,517
Lamar Advertising Co., Class A ......... 8,446 778,975
Life Storage, Inc. ................... 8,144 900,808
Medical Properties Trust, Inc. ........... 58,038 664,535
Mid-America Apartment Communities, Inc. .. 11,176 1,759,661
National Retail Properties, Inc. .......... 17,079 717,830
Realty Income Corp. ................. 59,787 3,722,937
Regency Centers Corp. .............. 14,958 905,109
Rexford Industrial Realty, Inc. .......... 16,607 918,035
SBA Communications Corp., Class A ...... 10,444 2,818,836
STORE Capital Corp. ................ 25,811 820,790
Sun Communities, Inc. ............... 11,939 1,609,974
UDR, Inc. ........................ 29,590 1,176,498
Ventas, Inc. ...................... 38,696 1,514,175
VICI Properties, Inc. ................. 93,236 2,985,417
Vornado Realty Trust ................ 15,664 369,514
Welltower, Inc. ..................... 44,859 2,738,193
Weyerhaeuser Co. .................. 71,670 2,216,753
WP Carey, Inc. .................... 20,093 1,533,096
55,370,395
Food & Staples Retailing — 1.1%
Albertsons Cos., Inc., Class A .......... 15,362 315,075
BJ's Wholesale Club Holdings, Inc.
(b)
...... 13,035 1,008,909
Kroger Co. (The) ................... 63,038 2,981,067
Performance Food Group Co.
(b)
......... 15,005 780,860
US Foods Holding Corp.
(b)
............. 19,672 585,439
Walgreens Boots Alliance, Inc. .......... 69,445 2,534,742
8,206,092
Food Products — 2.5%
Bunge Ltd. ....................... 14,708 1,451,679
Campbell Soup Co. ................. 19,533 1,033,491
Conagra Brands, Inc. ................ 46,477 1,705,706
Darling Ingredients, Inc.
(b)
............. 15,535 1,219,187
Hershey Co. (The) .................. 14,219 3,395,071
Hormel Foods Corp. ................. 28,024 1,301,715
JM Smucker Co. (The) ............... 10,316 1,554,208
Kellogg Co. ....................... 24,694 1,896,993
Lamb Weston Holdings, Inc. ........... 13,905 1,198,889
McCormick & Co., NVS ............... 24,248 1,906,863
Tyson Foods, Inc., Class A ............ 28,038 1,916,397
18,580,199
Gas Utilities — 0.3%
Atmos Energy Corp. ................. 13,540 1,442,687
UGI Corp. ........................ 20,334 718,400
2,161,087
Health Care Equipment & Supplies — 3.0%
ABIOMED, Inc.
(b)
................... 4,406 1,110,664
Align Technology, Inc.
(b)
............... 7,032 1,366,318
Baxter International, Inc. .............. 48,754 2,649,780
Cooper Cos., Inc. (The) .............. 4,778 1,306,257
Dentsply Sirona, Inc. ................ 20,852 642,659
Hologic, Inc.
(b)
..................... 24,168 1,638,590
IDEXX Laboratories, Inc.
(b)
............. 8,060 2,899,021
Insulet Corp.
(b)
..................... 6,719 1,738,944
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Novocure Ltd.
(a)(b)
................... 8,705 $ 615,095
ResMed, Inc. ..................... 14,175 3,170,806
STERIS plc ....................... 9,683 1,671,092
Teleflex, Inc. ...................... 4,525 970,884
Zimmer Biomet Holdings, Inc. .......... 20,313 2,302,479
22,082,589
Health Care Providers & Services — 1.8%
agilon health, Inc.
(a)(b)
................ 18,990 376,951
AmerisourceBergen Corp. ............. 15,048 2,365,846
Cardinal Health, Inc. ................. 26,373 2,001,711
Chemed Corp. ..................... 1,451 677,428
DaVita, Inc.
(b)
...................... 5,362 391,480
Henry Schein, Inc.
(b)
................. 13,211 904,425
Laboratory Corp. of America Holdings ..... 8,752 1,941,719
Molina Healthcare, Inc.
(b)
.............. 5,616 2,015,358
Quest Diagnostics, Inc. ............... 11,289 1,621,665
Tenet Healthcare Corp.
(b)
.............. 10,454 463,739
Universal Health Services, Inc., Class B ... 6,401 741,684
13,502,006
Health Care Technology — 0.3%
Veeva Systems, Inc., Class A
(b)
......... 13,561 2,277,434
Hotels, Restaurants & Leisure — 2.4%
Aramark ......................... 24,887 908,376
Caesars Entertainment, Inc.
(b)
.......... 20,769 908,228
Carnival Corp.
(a)(b)
................... 95,214 862,639
Choice Hotels International, Inc. ......... 2,792 362,513
Churchill Downs, Inc. ................ 3,229 671,341
Darden Restaurants, Inc. ............. 11,867 1,698,642
Domino's Pizza, Inc. ................. 3,478 1,155,531
Expedia Group, Inc.
(b)
................ 14,719 1,375,785
Las Vegas Sands Corp.
(b)
............. 31,838 1,210,162
MGM Resorts International ............ 31,636 1,125,293
Norwegian Cruise Line Holdings Ltd.
(a)(b)
... 40,986 692,254
Royal Caribbean Cruises Ltd.
(b)
......... 21,272 1,135,499
Vail Resorts, Inc. ................... 3,909 856,579
Wyndham Hotels & Resorts, Inc. ........ 8,696 660,287
Wynn Resorts Ltd.
(b)
................. 9,964 636,700
Yum! Brands, Inc. .................. 27,547 3,257,433
17,517,262
Household Durables — 1.3%
DR Horton, Inc. .................... 30,612 2,353,451
Garmin Ltd. ....................... 14,946 1,315,846
Lennar Corp., Class A ................ 24,646 1,988,932
Lennar Corp., Class B ............... 1,488 97,048
Mohawk Industries, Inc.
(b)
............. 5,077 481,046
Newell Brands, Inc. ................. 36,235 500,405
NVR, Inc.
(b)
....................... 298 1,262,849
PulteGroup, Inc. ................... 22,475 898,775
Whirlpool Corp. .................... 5,297 732,257
9,630,609
Household Products — 0.5%
Church & Dwight Co., Inc. ............. 23,516 1,743,241
Clorox Co. (The) ................... 11,924 1,741,381
3,484,622
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. (The) ................... 64,663 1,691,584
Vistra Corp. ...................... 38,012 873,136
2,564,720

2022
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
Morningstar Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance — 4.7%
Aflac, Inc. ........................ 55,670 $ 3,624,674
Allstate Corp. (The) ................. 26,167 3,303,584
American Financial Group, Inc. ......... 6,778 983,556
Arch Capital Group Ltd.
(a)(b)
............ 35,735 2,054,762
Arthur J Gallagher & Co. .............. 20,362 3,809,323
Assurant, Inc. ..................... 5,124 696,147
Brown & Brown, Inc. ................. 22,695 1,334,239
Cincinnati Financial Corp. ............. 15,412 1,592,368
CNA Financial Corp. ................. 2,599 108,378
Erie Indemnity Co., Class A, NVS ........ 2,419 621,707
Everest Re Group Ltd. ............... 3,810 1,229,335
Fidelity National Financial, Inc. .......... 26,783 1,054,714
Globe Life, Inc. .................... 8,765 1,012,533
Hartford Financial Services Group, Inc. (The) 31,283 2,265,202
Lincoln National Corp. ............... 15,061 811,336
Loews Corp. ...................... 19,382 1,105,162
Markel Corp.
(b)
..................... 1,309 1,578,785
Old Republic International Corp. ......... 27,815 645,586
Principal Financial Group, Inc. .......... 22,439 1,977,549
Reinsurance Group of America, Inc. ...... 6,504 957,194
Willis Towers Watson plc .............. 10,645 2,322,845
WR Berkley Corp. .................. 19,774 1,470,790
34,559,769
Interactive Media & Services — 0.6%
(b)
Getty Images Holdings, Inc. ............ 2,764 18,795
IAC, Inc. ......................... 7,547 367,388
Match Group, Inc. .................. 27,409 1,184,069
Pinterest, Inc., Class A ............... 56,423 1,388,006
ZoomInfo Technologies, Inc.
(a)
.......... 26,189 1,166,196
4,124,454
Internet & Direct Marketing Retail — 0.6%
DoorDash, Inc., Class A
(a)(b)
............ 25,317 1,102,049
eBay, Inc. ........................ 53,275 2,122,476
Etsy, Inc.
(a)(b)
...................... 12,264 1,151,712
4,376,237
IT Services — 2.9%
Akamai Technologies, Inc.
(b)
............ 15,392 1,359,575
Broadridge Financial Solutions, Inc. ...... 11,348 1,702,881
Cloudflare, Inc., Class A
(a)(b)
............ 27,399 1,543,112
Concentrix Corp. ................... 4,136 505,543
DXC Technology Co.
(b)
............... 22,131 636,266
EPAM Systems, Inc.
(b)
................ 5,554 1,943,900
FleetCor Technologies, Inc.
(b)
........... 7,265 1,352,162
Gartner, Inc.
(b)
..................... 7,658 2,312,103
Genpact Ltd. ...................... 16,404 795,594
GoDaddy, Inc., Class A
(b)
.............. 15,152 1,218,221
Jack Henry & Associates, Inc. .......... 7,056 1,404,567
MongoDB, Inc., Class A
(b)
............. 6,605 1,208,913
Okta, Inc., Class A
(b)
................. 14,656 822,495
SS&C Technologies Holdings, Inc. ....... 21,516 1,106,353
Twilio, Inc., Class A
(b)
................ 16,792 1,248,821
VeriSign, Inc.
(b)
.................... 9,036 1,811,357
20,971,863
Leisure Products — 0.2%
Hasbro, Inc. ...................... 12,604 822,411
Mattel, Inc.
(b)
...................... 34,132 647,143
1,469,554
Life Sciences Tools & Services — 2.5%
Agilent Technologies, Inc. ............. 28,917 4,000,667
Avantor, Inc.
(b)
..................... 65,253 1,316,153
Bio-Rad Laboratories, Inc., Class A
(b)
...... 2,082 732,260
Bio-Techne Corp. ................... 3,805 1,127,269
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
Bruker Corp. ...................... 9,785 $ 605,105
Charles River Laboratories International, Inc.
(b)
4,905 1,041,086
Mettler-Toledo International, Inc.
(b)
....... 2,179 2,756,283
PerkinElmer, Inc. ................... 12,220 1,632,348
Repligen Corp.
(b)
................... 4,974 907,705
Syneos Health, Inc., Class A
(b)
.......... 9,882 497,855
Waters Corp.
(b)
.................... 5,796 1,733,989
West Pharmaceutical Services, Inc. ...... 7,169 1,649,587
18,000,307
Machinery — 4.5%
AGCO Corp. ...................... 5,961 740,177
Cummins, Inc. ..................... 13,649 3,337,317
Dover Corp. ...................... 13,896 1,816,068
Fortive Corp. ...................... 34,435 2,200,397
Graco, Inc. ....................... 16,312 1,134,989
IDEX Corp. ....................... 7,307 1,624,419
Ingersoll Rand, Inc. ................. 39,032 1,971,116
Lincoln Electric Holdings, Inc. .......... 5,597 794,774
Middleby Corp. (The)
(b)
............... 5,241 733,006
Nordson Corp. ..................... 5,225 1,175,625
Otis Worldwide Corp. ................ 40,684 2,873,918
PACCAR, Inc. ..................... 33,662 3,259,492
Parker-Hannifin Corp. ................ 12,428 3,611,825
Pentair plc ....................... 15,999 687,157
Snap-on, Inc. ..................... 5,164 1,146,666
Stanley Black & Decker, Inc. ........... 14,325 1,124,369
Toro Co. (The) ..................... 10,098 1,064,632
Westinghouse Air Brake Technologies Corp. . 17,607 1,642,381
Xylem, Inc. ....................... 17,443 1,786,687
32,725,015
Media — 1.5%
Cable One, Inc. .................... 471 404,792
DISH Network Corp., Class A
(b)
......... 24,523 365,638
Fox Corp., Class A, NVS .............. 29,506 851,838
Fox Corp., Class B .................. 13,549 368,533
Interpublic Group of Cos., Inc. (The) ...... 37,891 1,128,773
Liberty Broadband Corp., Class A
(a)(b)
...... 1,643 140,181
Liberty Broadband Corp., Class C, NVS
(b)
.. 12,020 1,014,848
Liberty Media Corp.-Liberty SiriusXM, Class A
(a)
(b)
........................... 7,177 304,592
Liberty Media Corp.-Liberty SiriusXM, Class C,
NVS
(b)
........................ 14,746 622,134
News Corp., Class A, NVS ............ 37,352 630,128
News Corp., Class B ................ 11,757 201,398
Omnicom Group, Inc. ................ 19,831 1,442,705
Paramount Global, Class A ............ 776 16,358
Paramount Global, Class B, NVS ........ 48,973 897,185
Sirius XM Holdings, Inc.
(a)
............. 67,484 407,603
Trade Desk, Inc. (The), Class A
(b)
........ 43,001 2,289,373
11,086,079
Metals & Mining — 0.7%
Alcoa Corp. ....................... 17,498 682,947
Cleveland-Cliffs, Inc.
(a)(b)
.............. 50,266 652,955
Reliance Steel & Aluminum Co. ......... 5,845 1,177,651
Royal Gold, Inc. .................... 6,362 604,135
Steel Dynamics, Inc. ................. 16,795 1,579,570
United States Steel Corp.
(a)
............ 22,839 465,002
5,162,260
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Annaly Capital Management, Inc. ........ 41,909 777,412

Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
Morningstar Mid-Cap ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Multiline Retail — 0.6%
Dollar Tree, Inc.
(b)
................... 20,434 $ 3,238,789
Kohl's Corp. ...................... 12,321 369,014
Macy's, Inc. ...................... 25,968 541,433
4,149,236
Multi-Utilities — 2.3%
Ameren Corp. ..................... 25,013 2,039,060
CenterPoint Energy, Inc. .............. 60,942 1,743,551
CMS Energy Corp. .................. 28,094 1,602,763
Consolidated Edison, Inc. ............. 34,327 3,019,403
DTE Energy Co. ................... 18,756 2,102,735
NiSource, Inc. ..................... 39,151 1,005,789
Public Service Enterprise Group, Inc. ..... 48,294 2,707,844
WEC Energy Group, Inc. .............. 30,537 2,788,944
17,010,089
Oil, Gas & Consumable Fuels — 5.6%
Antero Resources Corp.
(a)(b)
............ 27,334 1,002,064
APA Corp. ....................... 31,621 1,437,491
Cheniere Energy, Inc. ................ 24,181 4,265,770
Chesapeake Energy Corp. ............ 9,382 959,497
Continental Resources, Inc. ............ 5,242 387,751
Coterra Energy, Inc. ................. 77,021 2,397,664
Devon Energy Corp. ................. 63,391 4,903,294
Diamondback Energy, Inc. ............. 17,208 2,703,549
EQT Corp. ....................... 35,816 1,498,541
Hess Corp. ....................... 26,976 3,805,774
Kinder Morgan, Inc. ................. 191,938 3,477,917
Marathon Oil Corp. .................. 65,596 1,997,398
New Fortress Energy, Inc., Class A
(a)
...... 4,596 253,102
ONEOK, Inc. ...................... 43,260 2,566,183
Ovintiv, Inc. ....................... 24,627 1,247,357
Phillips 66 ........................ 46,571 4,856,890
Southwestern Energy Co.
(b)
............ 108,105 749,168
Targa Resources Corp. ............... 21,932 1,499,491
Texas Pacific Land Corp. .............. 597 1,375,410
41,384,311
Personal Products — 0.0%
Olaplex Holdings, Inc.
(a)(b)
............. 8,124 35,746
Pharmaceuticals — 0.8%
Catalent, Inc.
(b)
.................... 17,352 1,140,547
Elanco Animal Health, Inc.
(b)
............ 42,904 565,904
Jazz Pharmaceuticals plc
(b)
............ 6,074 873,380
Organon & Co. .................... 24,569 643,216
Royalty Pharma plc, Class A ........... 35,548 1,504,391
Viatris, Inc. ....................... 116,950 1,184,704
5,912,142
Professional Services — 2.0%
Booz Allen Hamilton Holding Corp. ....... 12,816 1,395,022
Clarivate plc
(a)(b)
.................... 41,497 428,664
CoStar Group, Inc.
(b)
................. 38,332 3,170,823
Dun & Bradstreet Holdings, Inc. ......... 20,882 268,334
Equifax, Inc. ...................... 11,849 2,008,879
Jacobs Solutions, Inc. ................ 12,353 1,423,313
Leidos Holdings, Inc. ................ 13,238 1,344,848
Robert Half International, Inc. ........... 10,636 813,228
TransUnion ....................... 18,658 1,105,860
Verisk Analytics, Inc. ................. 15,199 2,778,833
14,737,804
Real Estate Management & Development — 0.5%
(b)
CBRE Group, Inc., Class A ............ 31,092 2,205,667
Jones Lang LaSalle, Inc. .............. 4,657 740,882
Zillow Group, Inc., Class A ............. 5,677 175,590
Security
Shares
Shares Value
Real Estate Management & Development (continued)
Zillow Group, Inc., Class C, NVS
(a)
....... 15,910 $ 490,982
3,613,121
Road & Rail — 0.9%
AMERCO ........................ 947 544,705
Avis Budget Group, Inc.
(b)
............. 2,776 656,413
Hertz Global Holdings, Inc.
(b)
........... 17,345 319,148
JB Hunt Transport Services, Inc. ........ 8,040 1,375,403
Knight-Swift Transportation Holdings, Inc. .. 15,612 749,844
Lyft, Inc., Class A
(b)
.................. 29,487 431,689
Old Dominion Freight Line, Inc. ......... 8,873 2,436,526
6,513,728
Semiconductors & Semiconductor Equipment — 2.7%
Enphase Energy, Inc.
(b)
............... 13,113 4,025,691
Entegris, Inc.
(a)
.................... 14,444 1,145,987
First Solar, Inc.
(b)
................... 9,608 1,398,637
Lattice Semiconductor Corp.
(b)
.......... 13,298 645,086
Microchip Technology, Inc. ............. 53,485 3,302,164
Monolithic Power Systems, Inc. ......... 4,303 1,460,653
ON Semiconductor Corp.
(b)
............ 41,941 2,576,436
Qorvo, Inc.
(b)
...................... 10,024 862,866
Skyworks Solutions, Inc. .............. 15,537 1,336,337
SolarEdge Technologies, Inc.
(b)
.......... 5,363 1,233,651
Teradyne, Inc. ..................... 15,197 1,236,276
Wolfspeed, Inc.
(b)
................... 11,978 943,267
20,167,051
Software — 3.9%
ANSYS, Inc.
(b)
..................... 8,416 1,861,283
AppLovin Corp., Class A
(a)(b)
............ 11,805 200,213
Aspen Technology, Inc.
(b)
.............. 2,786 672,680
Bentley Systems, Inc., Class B
(a)
......... 18,919 667,462
Bill.com Holdings, Inc.
(a)(b)
............. 9,092 1,212,509
Black Knight, Inc.
(b)
.................. 15,055 910,376
Ceridian HCM Holding, Inc.
(b)
........... 14,863 983,782
Datadog, Inc., Class A
(b)
.............. 23,930 1,926,604
DocuSign, Inc.
(b)
................... 19,405 937,262
Dynatrace, Inc.
(b)
................... 19,364 682,387
Elastic NV
(b)
...................... 7,397 473,038
Fair Isaac Corp.
(b)
................... 2,449 1,172,679
Five9, Inc.
(b)
...................... 6,732 405,670
Guidewire Software, Inc.
(b)
............. 8,146 483,954
HubSpot, Inc.
(b)
.................... 4,649 1,378,707
Manhattan Associates, Inc.
(b)
........... 6,094 741,457
NortonLifeLock, Inc. ................. 57,346 1,292,005
Palantir Technologies, Inc., Class A
(a)(b)
.... 169,202 1,487,286
Paycom Software, Inc.
(b)
.............. 4,706 1,628,276
Paylocity Holding Corp.
(b)
............. 3,970 920,206
PTC, Inc.
(b)
....................... 10,219 1,204,105
RingCentral, Inc., Class A
(b)
............ 7,396 262,706
Splunk, Inc.
(b)
..................... 14,349 1,192,545
Tyler Technologies, Inc.
(b)
............. 4,017 1,298,817
UiPath, Inc., Class A
(b)
............... 33,379 422,244
Unity Software, Inc.
(a)(b)
............... 17,223 508,079
Zendesk, Inc.
(b)
.................... 11,935 915,295
Zoom Video Communications, Inc., Class A
(b)
21,443 1,789,204
Zscaler, Inc.
(b)
..................... 8,109 1,249,597
28,880,428
Specialty Retail — 3.0%
Advance Auto Parts, Inc. .............. 5,881 1,116,920
AutoNation, Inc.
(a)(b)
................. 3,719 395,367
AutoZone, Inc.
(b)
................... 1,887 4,779,545
Bath & Body Works, Inc. .............. 22,196 740,902
Best Buy Co., Inc. .................. 19,404 1,327,428

2022
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
Morningstar Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Specialty Retail (continued)
Burlington Stores, Inc.
(b)
.............. 6,368 $ 910,369
CarMax, Inc.
(b)
..................... 15,440 972,874
Five Below, Inc.
(a)(b)
.................. 5,350 782,973
Floor & Decor Holdings, Inc., Class A
(a)(b)
... 10,236 751,015
GameStop Corp., Class A
(a)(b)
........... 24,599 696,398
Lithia Motors, Inc., Class A ............ 2,650 525,098
Penske Automotive Group, Inc. ......... 2,500 279,050
RH
(a)(b)
.......................... 1,925 488,815
Ross Stores, Inc. ................... 33,876 3,241,594
Tractor Supply Co. .................. 10,746 2,361,648
Ulta Beauty, Inc.
(b)
.................. 5,008 2,100,205
Williams-Sonoma, Inc. ............... 6,680 827,184
22,297,385
Technology Hardware, Storage & Peripherals — 1.3%
Dell Technologies, Inc., Class C ......... 25,790 990,336
Hewlett Packard Enterprise Co. ......... 125,787 1,794,980
HP, Inc. ......................... 88,180 2,435,532
NetApp, Inc. ...................... 21,270 1,473,373
Pure Storage, Inc., Class A
(b)
........... 27,038 834,393
Seagate Technology Holdings plc ........ 18,938 940,461
Western Digital Corp.
(b)
............... 30,367 1,043,714
9,512,789
Textiles, Apparel & Luxury Goods — 0.4%
Capri Holdings Ltd.
(b)
................ 13,289 607,042
Deckers Outdoor Corp.
(b)
.............. 2,575 901,070
Tapestry, Inc. ...................... 24,356 771,598
VF Corp. ........................ 32,045 905,271
3,184,981
Trading Companies & Distributors — 1.1%
Fastenal Co. ...................... 55,644 2,689,275
United Rentals, Inc.
(b)
................ 6,765 2,135,778
Watsco, Inc. ...................... 3,204 868,156
WW Grainger, Inc.
(a)
................. 4,383 2,561,206
8,254,415
Security
Shares
Shares Value
Water Utilities — 0.5%
American Water Works Co., Inc. ......... 17,598 $ 2,557,693
Essential Utilities, Inc. ................ 23,135 1,023,030
3,580,723
Total Long-Term Investments — 99.8%
(Cost: $730,940,452) ............................. 731,617,044
Short-Term Securities
Money Market Funds — 3.8%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 3.29%
(e)
............ 27,236,298 27,230,850
BlackRock Cash Funds: Treasury, SL Agency
Shares, 2.97% .................. 1,031,064 1,031,064
Total Short-Term Securities — 3.8%
(Cost: $28,259,186) .............................. 28,261,914
Total Investments — 103.6%
(Cost: $759,199,638 ) ............................. 759,878,958
Liabilities in Excess of Other Assets — (3.6)% ............ (26,727,815)
Net Assets — 100.0% ..............................
$ 733,151,143
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
04/30/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/22
Shares
Held at
10/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 36,799,614 $ — $ (9,559,627)
(a)
$ (3,839) $ (5,298) $ 27,230,850 27,236,298 $ 141,506
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 1,172,000 — (140,936)
(a)
— — 1,031,064 1,031,064 11,992 —
$ (3,839) $ (5,298) $ 28,261,914 $ 153,498 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
Morningstar Mid-Cap ETF
Schedule of Investments

Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ...................................................... 5 12/16/22 $ 971 $ 28,409
S&P Midcap 400 E-Mini Index ................................................. 2 12/16/22 488 33,700
$ 62,109
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 62,109 $ — $ — $ — $ 62,109
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended October 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (192,380) $ — $ — $ — $ (192,380)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ 141,120 $ — $ — $ — $ 141,120
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 1,897,005

2022
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
Morningstar Mid-Cap ETF

See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 731,617,044 $ — $ — $ 731,617,044
Short-Term Securities
Money Market Funds ...................................... 28,261,914 — — 28,261,914
$ 759,878,958 $ — $ — $ 759,878,958
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 62,109 $ — $ — $ 62,109
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
October 31, 2022
iShares
®
Morningstar Mid-Cap Growth ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.2%
Axon Enterprise, Inc.
(a)
............... 21,145 $ 3,075,329
HEICO Corp. ..................... 12,486 2,030,723
HEICO Corp., Class A ................ 21,680 2,759,864
Howmet Aerospace, Inc. .............. 115,773 4,115,730
Huntington Ingalls Industries, Inc. ........ 5,717 1,469,669
Textron, Inc. ...................... 31,419 2,150,316
TransDigm Group, Inc. ............... 16,135 9,289,888
24,891,519
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc.
(b)
......... 13,013 1,271,630
Expeditors International of Washington, Inc. . 28,430 2,781,876
GXO Logistics, Inc.
(a)
................ 22,613 826,279
4,879,785
Airlines — 0.4%
Delta Air Lines, Inc.
(a)
................ 122,662 4,161,922
Auto Components — 0.5%
Aptiv plc
(a)
........................ 49,733 4,529,184
Gentex Corp. ..................... 37,711 998,965
5,528,149
Automobiles — 0.7%
(a)(b)
Lucid Group, Inc. ................... 183,392 2,620,672
Rivian Automotive, Inc., Class A ......... 170,672 5,968,400
8,589,072
Banks — 0.7%
First Republic Bank ................. 37,091 4,454,629
Signature Bank .................... 10,876 1,724,172
SVB Financial Group
(a)
............... 6,108 1,410,704
Western Alliance Bancorp ............. 13,382 898,869
8,488,374
Beverages — 0.4%
Brown-Forman Corp., Class A .......... 17,438 1,199,211
Brown-Forman Corp., Class B, NVS ...... 57,256 3,893,408
5,092,619
Biotechnology — 2.8%
(a)
Alnylam Pharmaceuticals, Inc.
(b)
......... 37,586 7,790,074
BioMarin Pharmaceutical, Inc. .......... 58,081 5,031,557
Exact Sciences Corp. ................ 55,485 1,929,768
Horizon Therapeutics plc .............. 72,145 4,496,077
Incyte Corp. ...................... 57,812 4,297,744
Neurocrine Biosciences, Inc. ........... 29,950 3,447,844
Seagen , Inc. ...................... 42,739 5,434,691
32,427,755
Building Products — 2.0%
Advanced Drainage Systems, Inc. ....... 20,091 2,328,145
Allegion plc ....................... 13,818 1,447,712
AO Smith Corp. .................... 16,271 891,325
Builders FirstSource , Inc.
(a)(b)
........... 20,943 1,291,345
Carlisle Cos., Inc. .................. 16,198 3,868,083
Carrier Global Corp. ................. 93,729 3,726,665
Lennox International, Inc. ............. 3,865 902,748
Owens Corning .................... 10,410 891,200
Trane Technologies plc ............... 39,341 6,280,004
Trex Co., Inc.
(a)
.................... 34,423 1,655,402
23,282,629
Capital Markets — 4.1%
Ares Management Corp., Class A ........ 48,469 3,675,404
FactSet Research Systems, Inc. ......... 11,894 5,060,778
Security
Shares
Shares Value
Capital Markets (continued)
KKR & Co., Inc. .................... 106,389 $ 5,173,697
LPL Financial Holdings, Inc. ............ 24,980 6,386,137
MarketAxess Holdings, Inc. ............ 11,786 2,876,255
Morningstar, Inc. ................... 7,872 1,827,721
MSCI, Inc. ....................... 25,210 11,819,961
Nasdaq, Inc. ...................... 53,306 3,317,765
Raymond James Financial, Inc. ......... 36,126 4,267,926
SEI Investments Co. ................. 17,723 962,359
Tradeweb Markets, Inc., Class A ......... 33,713 1,856,912
47,224,915
Chemicals — 2.0%
Albemarle Corp. ................... 36,678 10,265,072
DuPont de Nemours, Inc. ............. 63,946 3,657,711
FMC Corp. ....................... 16,756 1,992,288
Olin Corp. ........................ 25,462 1,348,213
PPG Industries, Inc. ................. 33,035 3,771,936
RPM International, Inc. ............... 20,219 1,912,111
Westlake Corp. .................... 6,478 626,099
23,573,430
Commercial Services & Supplies — 1.1%
Copart , Inc.
(a)
..................... 66,984 7,704,500
Rollins, Inc. ....................... 72,474 3,049,706
Tetra Tech, Inc. .................... 16,707 2,360,365
13,114,571
Communications Equipment — 1.6%
Arista Networks, Inc.
(a)
............... 77,180 9,327,975
Ciena Corp.
(a)(b)
.................... 27,206 1,303,168
F5, Inc.
(a)
........................ 10,843 1,549,573
Motorola Solutions, Inc. .............. 26,854 6,705,712
18,886,428
Construction & Engineering — 0.7%
AECOM ......................... 23,840 1,794,675
Quanta Services, Inc. ................ 20,027 2,844,635
WillScot Mobile Mini Holdings Corp.
(a)
..... 66,921 2,846,150
7,485,460
Construction Materials — 1.2%
Martin Marietta Materials, Inc. .......... 19,532 6,562,361
Vulcan Materials Co. ................ 41,618 6,812,867
13,375,228
Consumer Finance — 0.5%
Credit Acceptance Corp.
(a)(b)
............ 1,265 589,009
Discover Financial Services ............ 53,978 5,638,542
6,227,551
Containers & Packaging — 0.8%
AptarGroup, Inc. ................... 9,309 922,988
Avery Dennison Corp. ................ 16,606 2,815,547
Ball Corp. ........................ 60,334 2,979,896
Crown Holdings, Inc. ................ 20,968 1,438,195
Sealed Air Corp. ................... 28,807 1,371,789
9,528,415
Distributors — 0.5%
LKQ Corp. ....................... 41,497 2,308,893
Pool Corp. ....................... 12,398 3,771,844
6,080,737
Diversified Consumer Services — 0.2%
Bright Horizons Family Solutions, Inc.
(a)(b)
... 18,109 1,182,880
Service Corp. International ............ 23,736 1,438,639
2,621,519

2022
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
Morningstar Mid-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Diversified Financial Services — 0.4%
Apollo Global Management, Inc. ......... 70,255 $ 3,889,317
Voya Financial, Inc. ................. 9,790 669,244
4,558,561
Electric Utilities — 0.5%
Constellation Energy Corp. ............ 39,477 3,732,156
NRG Energy, Inc. ................... 39,375 1,748,250
5,480,406
Electrical Equipment — 1.6%
AMETEK, Inc. ..................... 48,160 6,244,426
Generac Holdings, Inc.
(a)(b)
............. 19,988 2,316,809
Hubbell, Inc. ...................... 7,205 1,711,043
Plug Power, Inc.
(a)
.................. 163,096 2,606,274
Rockwell Automation, Inc. ............. 20,080 5,126,424
18,004,976
Electronic Equipment, Instruments & Components — 3.0%
CDW Corp. ....................... 23,251 4,018,005
Cognex Corp. ..................... 54,307 2,510,613
Corning, Inc. ...................... 107,560 3,460,205
Keysight Technologies, Inc.
(a)(b)
.......... 56,350 9,813,353
Teledyne Technologies, Inc.
(a)
........... 14,676 5,840,755
Trimble, Inc.
(a)
..................... 77,553 4,665,588
Zebra Technologies Corp., Class A
(a)
...... 16,218 4,593,262
34,901,781
Energy Equipment & Services — 1.0%
Baker Hughes Co., Class A ............ 177,847 4,919,248
Halliburton Co. .................... 178,256 6,492,084
11,411,332
Entertainment — 1.5%
Electronic Arts, Inc. ................. 50,878 6,408,593
Liberty Media Corp.-Liberty Formula One,
Class C, NVS
(a)
.................. 39,468 2,278,488
Liberty Media Corp-Liberty Formula One, Class
A
(a)(b)
......................... 4,536 235,963
Live Nation Entertainment, Inc.
(a)
........ 29,735 2,367,203
Playtika Holding Corp.
(a)
.............. 11,801 111,520
Roku, Inc., Class A
(a)(b)
............... 37,847 2,102,022
Take-Two Interactive Software, Inc.
(a)
...... 32,911 3,899,295
17,403,084
Equity Real Estate Investment Trusts (REITs) — 7.4%
Alexandria Real Estate Equities, Inc. ...... 20,639 2,998,847
American Homes 4 Rent, Class A ........ 94,736 3,025,868
Apartment Income REIT Corp. .......... 24,610 945,762
AvalonBay Communities, Inc. .......... 21,204 3,713,244
Brixmor Property Group, Inc. ........... 35,657 759,851
Camden Property Trust ............... 33,359 3,854,632
CubeSmart ....................... 45,075 1,887,290
EastGroup Properties, Inc. ............ 13,665 2,141,169
Equity LifeStyle Properties, Inc. ......... 37,562 2,402,466
Equity Residential .................. 45,307 2,855,247
Essex Property Trust, Inc. ............. 9,755 2,167,951
Extra Space Storage, Inc. ............. 28,727 5,097,319
Federal Realty Investment Trust ......... 11,186 1,107,190
Healthpeak Properties, Inc. ............ 99,636 2,364,362
Host Hotels & Resorts, Inc. ............ 223,868 4,226,628
Invitation Homes, Inc. ................ 181,576 5,754,143
Kilroy Realty Corp. .................. 14,598 623,919
Lamar Advertising Co., Class A ......... 10,467 965,371
Life Storage, Inc. ................... 16,086 1,779,272
Mid-America Apartment Communities, Inc. .. 21,039 3,312,591
Realty Income Corp. ................. 75,906 4,726,667
Regency Centers Corp. .............. 27,337 1,654,162
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
Rexford Industrial Realty, Inc. .......... 53,570 $ 2,961,350
SBA Communications Corp., Class A ...... 33,782 9,117,762
Sun Communities, Inc. ............... 38,619 5,207,772
UDR, Inc. ........................ 60,396 2,401,345
Welltower , Inc. ..................... 59,799 3,650,131
Weyerhaeuser Co. .................. 101,670 3,144,653
84,846,964
Food & Staples Retailing — 0.4%
(a)
BJ's Wholesale Club Holdings, Inc. ....... 15,654 1,211,620
Performance Food Group Co. .......... 48,557 2,526,906
US Foods Holding Corp. .............. 26,283 782,182
4,520,708
Food Products — 1.4%
Darling Ingredients, Inc.
(a)
............. 18,212 1,429,278
Hershey Co. (The) .................. 29,753 7,104,124
Hormel Foods Corp. ................. 41,842 1,943,561
Lamb Weston Holdings, Inc. ........... 29,093 2,508,398
McCormick & Co., NVS ............... 41,340 3,250,978
16,236,339
Health Care Equipment & Supplies — 4.8%
ABIOMED, Inc.
(a)
................... 14,236 3,588,611
Align Technology, Inc.
(a)
............... 22,747 4,419,742
Baxter International, Inc. .............. 73,281 3,982,822
Cooper Cos., Inc. (The) .............. 15,450 4,223,875
Dentsply Sirona, Inc. ................ 25,188 776,294
Hologic , Inc.
(a)
..................... 42,316 2,869,025
IDEXX Laboratories, Inc.
(a)
............. 26,071 9,377,217
Insulet Corp.
(a)
..................... 21,734 5,624,977
Novocure Ltd.
(a)
.................... 28,227 1,994,520
ResMed , Inc. ..................... 45,853 10,256,858
STERIS plc ....................... 31,320 5,405,206
Teleflex, Inc. ...................... 14,688 3,151,457
55,670,604
Health Care Providers & Services — 0.5%
agilon health, Inc.
(a)(b)
................ 61,624 1,223,237
Chemed Corp.
(b)
................... 2,382 1,112,084
DaVita, Inc.
(a)
...................... 7,032 513,406
Molina Healthcare, Inc.
(a)
.............. 9,191 3,298,282
6,147,009
Health Care Technology — 0.6%
Veeva Systems, Inc., Class A
(a)
......... 43,866 7,366,856
Hotels, Restaurants & Leisure — 3.1%
Caesars Entertainment, Inc.
(a)(b)
......... 67,144 2,936,207
Choice Hotels International, Inc.
(b)
........ 9,083 1,179,337
Churchill Downs, Inc. ................ 10,398 2,161,848
Darden Restaurants, Inc. ............. 17,318 2,478,899
Domino's Pizza, Inc. ................. 11,237 3,733,381
Expedia Group, Inc.
(a)
................ 21,789 2,036,618
MGM Resorts International ............ 102,173 3,634,294
Royal Caribbean Cruises Ltd.
(a)
......... 38,656 2,063,457
Vail Resorts, Inc. ................... 12,604 2,761,914
Wyndham Hotels & Resorts, Inc. ........ 28,344 2,152,160
Yum! Brands, Inc. .................. 89,104 10,536,548
35,674,663
Household Durables — 0.7%
DR Horton, Inc. .................... 45,602 3,505,882
Garmin Ltd. ....................... 17,872 1,573,451
NVR, Inc.
(a)
....................... 557 2,360,426
7,439,759

Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
Morningstar Mid-Cap Growth ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Household Products — 0.3%
Church & Dwight Co., Inc. ............. 50,001 $ 3,706,574
Insurance — 2.9%
Arch Capital Group Ltd.
(a)
............. 46,772 2,689,390
Arthur J Gallagher & Co.
(b)
............. 41,843 7,827,988
Assurant, Inc. ..................... 6,908 938,521
Brown & Brown, Inc. ................. 73,414 4,316,009
Cincinnati Financial Corp. ............. 29,457 3,043,497
Erie Indemnity Co., Class A, NVS ........ 3,851 989,745
Everest Re Group Ltd. ............... 5,883 1,898,209
Loews Corp. ...................... 27,551 1,570,958
Markel Corp.
(a)
..................... 2,550 3,075,555
Willis Towers Watson plc .............. 21,043 4,591,793
WR Berkley Corp. .................. 40,704 3,027,564
33,969,229
Interactive Media & Services — 1.1%
(a)
IAC, Inc. ......................... 9,350 455,158
Match Group, Inc. .................. 88,617 3,828,255
Pinterest, Inc., Class A ............... 182,527 4,490,164
ZoomInfo Technologies, Inc. ........... 84,646 3,769,286
12,542,863
Internet & Direct Marketing Retail — 0.6%
(a)
DoorDash , Inc., Class A .............. 81,829 3,562,016
Etsy, Inc.
(b)
....................... 39,647 3,723,250
7,285,266
IT Services — 5.0%
Akamai Technologies, Inc.
(a)(b)
........... 29,288 2,587,009
Broadridge Financial Solutions, Inc. ...... 36,709 5,508,552
Cloudflare , Inc., Class A
(a)(b)
............ 88,627 4,991,473
Concentrix Corp. ................... 8,360 1,021,843
EPAM Systems, Inc.
(a)
................ 17,965 6,287,750
FleetCor Technologies, Inc.
(a)
........... 14,605 2,718,283
Gartner, Inc.
(a)
..................... 24,769 7,478,256
Genpact Ltd. ...................... 22,618 1,096,973
GoDaddy , Inc., Class A
(a)
.............. 48,967 3,936,947
Jack Henry & Associates, Inc. .......... 22,817 4,541,952
MongoDB, Inc., Class A
(a)(b)
............ 21,331 3,904,213
Okta , Inc., Class A
(a)
................. 47,224 2,650,211
SS&C Technologies Holdings, Inc. ....... 26,756 1,375,793
Twilio , Inc., Class A
(a)
................ 54,271 4,036,134
VeriSign, Inc.
(a)
.................... 29,228 5,859,045
57,994,434
Leisure Products — 0.2%
Hasbro, Inc. ...................... 20,221 1,319,420
Mattel, Inc.
(a)
...................... 53,576 1,015,801
2,335,221
Life Sciences Tools & Services — 5.0%
Agilent Technologies, Inc. ............. 93,540 12,941,259
Avantor , Inc.
(a)
..................... 211,073 4,257,342
Bio-Rad Laboratories, Inc., Class A
(a)
...... 6,712 2,360,678
Bio- Techne Corp. ................... 12,286 3,639,850
Bruker Corp. ...................... 31,595 1,953,835
Charles River Laboratories International, Inc.
(a)
15,928 3,380,718
Mettler -Toledo International, Inc.
(a)
....... 7,048 8,915,227
PerkinElmer, Inc. ................... 39,527 5,280,017
Repligen Corp.
(a)
................... 16,161 2,949,221
Syneos Health, Inc., Class A
(a)(b)
......... 11,479 578,312
Waters Corp.
(a)
.................... 18,750 5,609,437
West Pharmaceutical Services, Inc. ...... 23,188 5,335,559
57,201,455
Security
Shares
Shares Value
Machinery — 4.6%
AGCO Corp.
(b)
..................... 6,654 $ 826,227
Dover Corp. ...................... 22,741 2,972,021
Fortive Corp. ...................... 54,664 3,493,030
Graco , Inc. ....................... 52,958 3,684,818
IDEX Corp. ....................... 23,635 5,254,297
Ingersoll Rand, Inc. ................. 126,256 6,375,928
Lincoln Electric Holdings, Inc. .......... 12,270 1,742,340
Middleby Corp. (The)
(a)
............... 8,237 1,152,027
Nordson Corp. ..................... 16,929 3,809,025
Otis Worldwide Corp. ................ 69,335 4,897,824
PACCAR, Inc. ..................... 37,319 3,613,599
Parker-Hannifin Corp. ................ 15,912 4,624,345
Pentair plc ....................... 17,685 759,571
Toro Co. (The) ..................... 18,905 1,993,154
Westinghouse Air Brake Technologies Corp. . 23,402 2,182,938
Xylem, Inc. ....................... 56,423 5,779,408
53,160,552
Media — 1.1%
Cable One, Inc. .................... 824 708,170
Liberty Broadband Corp., Class A
(a)(b)
...... 5,291 451,428
Liberty Broadband Corp., Class C, NVS
(a)
.. 38,804 3,276,222
Sirius XM Holdings, Inc.
(b)
............. 137,555 830,832
Trade Desk, Inc. (The), Class A
(a)
........ 139,044 7,402,703
12,669,355
Metals & Mining — 0.2%
Royal Gold, Inc. .................... 20,594 1,955,606
Multiline Retail — 0.5%
Dollar Tree, Inc.
(a)
................... 38,605 6,118,892
Multi-Utilities — 0.2%
CMS Energy Corp. .................. 39,269 2,240,296
Oil, Gas & Consumable Fuels — 3.4%
APA Corp. ....................... 56,883 2,585,901
Cheniere Energy, Inc. ................ 78,219 13,798,615
Coterra Energy, Inc. ................. 157,616 4,906,586
EQT Corp. ....................... 69,047 2,888,927
Hess Corp. ....................... 30,332 4,279,239
New Fortress Energy, Inc., Class A
(b)
...... 15,044 828,473
ONEOK, Inc. ...................... 58,592 3,475,677
Targa Resources Corp. ............... 25,282 1,728,530
Texas Pacific Land Corp.
(b)
............ 1,934 4,455,685
38,947,633
Personal Products — 0.0%
Olaplex Holdings, Inc.
(a)
.............. 26,161 115,108
Pharmaceuticals — 0.5%
(a)
Catalent , Inc. ..................... 56,121 3,688,834
Elanco Animal Health, Inc. ............. 139,896 1,845,228
5,534,062
Professional Services — 3.2%
Booz Allen Hamilton Holding Corp. ....... 20,551 2,236,976
Clarivate plc
(a)(b)
.................... 134,771 1,392,184
CoStar Group, Inc.
(a)
................. 123,990 10,256,453
Dun & Bradstreet Holdings, Inc.
(b)
........ 21,169 272,022
Equifax, Inc. ...................... 38,329 6,498,299
Jacobs Solutions, Inc. ................ 19,246 2,217,524
Robert Half International, Inc. ........... 17,083 1,306,166
TransUnion ....................... 60,281 3,572,855
Verisk Analytics, Inc. ................. 49,151 8,986,277
36,738,756

2022
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
Morningstar Mid-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Real Estate Management & Development — 0.4%
(a)
CBRE Group, Inc., Class A ............ 35,826 $ 2,541,496
Zillow Group, Inc., Class A
(b)
........... 18,281 565,431
Zillow Group, Inc., Class C, NVS
(b)
....... 51,945 1,603,023
4,709,950
Road & Rail — 1.4%
AMERCO ........................ 1,610 926,056
Avis Budget Group, Inc.
(a)(b)
............ 4,949 1,170,241
JB Hunt Transport Services, Inc. ........ 26,007 4,449,017
Knight-Swift Transportation Holdings, Inc.
(b)
. 25,126 1,206,802
Lyft, Inc., Class A
(a)(b)
................. 50,560 740,198
Old Dominion Freight Line, Inc.
(b)
........ 28,702 7,881,569
16,373,883
Semiconductors & Semiconductor Equipment — 4.9%
Enphase Energy, Inc.
(a)
............... 42,419 13,022,633
Entegris , Inc. ...................... 46,647 3,700,973
First Solar, Inc.
(a)
................... 13,948 2,030,410
Lattice Semiconductor Corp.
(a)
.......... 43,039 2,087,822
Microchip Technology, Inc. ............. 173,009 10,681,576
Monolithic Power Systems, Inc. ......... 13,919 4,724,804
ON Semiconductor Corp.
(a)
............ 135,668 8,334,085
Qorvo , Inc.
(a)
...................... 13,474 1,159,842
Skyworks Solutions, Inc. .............. 16,212 1,394,394
SolarEdge Technologies, Inc.
(a)
.......... 17,422 4,007,583
Teradyne, Inc. ..................... 49,096 3,993,960
Wolfspeed , Inc.
(a)
................... 14,885 1,172,194
56,310,276
Software — 7.7%
ANSYS, Inc.
(a)
..................... 27,265 6,029,927
AppLovin Corp., Class A
(a)(b)
............ 38,608 654,792
Aspen Technology, Inc.
(a)(b)
............. 9,065 2,188,744
Bentley Systems, Inc., Class B .......... 61,608 2,173,530
Bill.com Holdings, Inc.
(a)(b)
............. 29,386 3,918,917
Black Knight, Inc.
(a)
.................. 48,859 2,954,504
Ceridian HCM Holding, Inc.
(a)(b)
.......... 47,929 3,172,421
Datadog , Inc., Class A
(a)
.............. 77,408 6,232,118
DocuSign, Inc.
(a)
................... 62,613 3,024,208
Dynatrace , Inc.
(a)
................... 63,020 2,220,825
Elastic NV
(a)
...................... 23,977 1,533,329
Fair Isaac Corp.
(a)
................... 7,908 3,786,667
Five9, Inc.
(a)(b)
..................... 21,874 1,318,127
Guidewire Software, Inc.
(a)
............. 10,619 630,875
HubSpot , Inc.
(a)
.................... 15,037 4,459,373
Manhattan Associates, Inc.
(a)
........... 19,641 2,389,720
Palantir Technologies, Inc., Class A
(a)(b)
.... 547,320 4,810,943
Paycom Software, Inc.
(a)
.............. 15,221 5,266,466
Paylocity Holding Corp.
(a)
............. 12,810 2,969,230
PTC, Inc.
(a)
....................... 33,106 3,900,880
RingCentral, Inc., Class A
(a)
............ 24,138 857,382
Splunk , Inc.
(a)
..................... 46,355 3,852,564
Tyler Technologies, Inc.
(a)
............. 13,021 4,210,080
UiPath , Inc., Class A
(a)(b)
.............. 108,349 1,370,615
Unity Software, Inc.
(a)
................ 56,142 1,656,189
Zendesk , Inc.
(a)
.................... 38,663 2,965,065
Zoom Video Communications, Inc., Class A
(a)
69,362 5,787,565
Zscaler , Inc.
(a)(b)
.................... 26,210 4,038,961
88,374,017
Specialty Retail — 4.1%
Advance Auto Parts, Inc. .............. 8,850 1,680,792
AutoZone, Inc.
(a)(b)
.................. 3,683 9,328,597
Bath & Body Works, Inc. .............. 22,848 762,666
Burlington Stores, Inc.
(a)(b)
............. 20,692 2,958,128
CarMax, Inc.
(a)(b)
.................... 23,425 1,476,009
Security
Shares
Shares Value
Specialty Retail (continued)
Five Below, Inc.
(a)
................... 17,377 $ 2,543,124
Floor & Decor Holdings, Inc., Class A
(a)(b)
... 33,210 2,436,618
GameStop Corp., Class A
(a)(b)
........... 35,503 1,005,090
Lithia Motors, Inc., Class A ............ 4,273 846,695
RH
(a)
........................... 3,196 811,560
Ross Stores, Inc. ................... 109,579 10,485,614
Tractor Supply Co. .................. 20,632 4,534,295
Ulta Beauty, Inc.
(a)
.................. 16,227 6,805,117
Williams-Sonoma, Inc. ............... 9,532 1,180,348
46,854,653
Technology Hardware, Storage & Peripherals — 0.4%
NetApp, Inc. ...................... 24,505 1,697,461
Pure Storage, Inc., Class A
(a)
........... 87,138 2,689,079
4,386,540
Textiles, Apparel & Luxury Goods — 0.6%
Capri Holdings Ltd.
(a)
................ 14,892 680,267
Deckers Outdoor Corp.
(a)
.............. 8,308 2,907,218
VF Corp. ........................ 103,408 2,921,276
6,508,761
Trading Companies & Distributors — 1.3%
Fastenal Co. ...................... 107,005 5,171,552
United Rentals, Inc.
(a)
................ 11,250 3,551,737
Watsco , Inc. ...................... 6,455 1,749,047
WW Grainger, Inc. .................. 8,465 4,946,523
15,418,859
Water Utilities — 0.6%
American Water Works Co., Inc. ......... 34,970 5,082,540
Essential Utilities, Inc. ................ 44,590 1,971,770
7,054,310
Total Long-Term Investments — 99.9%
(Cost: $1,223,393,703) ........................... 1,153,629,671
Short-Term Securities
Money Market Funds — 7.3%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 3.29%
(e)
............ 83,306,010 83,289,349
BlackRock Cash Funds: Treasury, SL Agency
Shares, 2.97% .................. 1,488,534 1,488,534
Total Short-Term Securities — 7.3%
(Cost: $84,773,692) .............................. 84,777,883
Total Investments — 107.2%
(Cost: $1,308,167,395 ) ........................... 1,238,407,554
Liabilities in Excess of Other Assets — (7.2)% ............ (83,002,816)
Net Assets — 100.0% ..............................
$ 1,155,404,738
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
Morningstar Mid-Cap Growth ETF
Schedule of Investments

Derivative Financial Instruments Categorized by Risk Exposure
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
04/30/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/22
Shares
Held at
10/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 76,809,658 $ 6,491,468
(a)
$ — $ 3,182 $ (14,959) $ 83,289,349 83,306,010 $ 255,178
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 1,250,000 238,534
(a)
— — — 1,488,534 1,488,534 15,189 —
$ 3,182 $ (14,959) $ 84,777,883 $ 270,367 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 10 12/16/22 $ 927 $ 32,352
Xak Technology Equity Index .................................................. 5 12/16/22 646 3,599
$ 35,951
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 35,951 $ — $ — $ — $ 35,951
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended October 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (321,356) $ — $ — $ — $ (321,356)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ 112,782 $ — $ — $ — $ 112,782

2022
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
Morningstar Mid-Cap Growth ETF

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
See notes to financial statements.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 1,762,848
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,153,629,671 $ — $ — $ 1,153,629,671
Short-Term Securities
Money Market Funds ...................................... 84,777,883 — — 84,777,883
$ 1,238,407,554 $ — $ — $ 1,238,407,554
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 35,951 $ — $ — $ 35,951
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
October 31, 2022
iShares
®
Morningstar Small-Cap Growth ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.5%
Aerojet Rocketdyne Holdings, Inc.
(a)
...... 7,035 $ 340,846
AeroVironment , Inc.
(a)
................ 5,660 517,890
BWX Technologies, Inc. .............. 9,431 537,378
Cadre Holdings, Inc.
(b)
................ 1,264 37,124
Curtiss-Wright Corp. ................. 3,853 646,649
Ducommun, Inc.
(a)
.................. 2,498 117,931
Hexcel Corp. ...................... 19,056 1,061,419
Kaman Corp. ..................... 3,309 106,219
Kratos Defense & Security Solutions, Inc.
(a)
. 16,881 187,041
Maxar Technologies, Inc.
(b)
............ 16,893 377,390
Mercury Systems, Inc.
(a)
.............. 4,394 212,670
Rocket Lab USA, Inc.
(a)
............... 48,918 248,993
Spirit AeroSystems Holdings, Inc., Class A .. 8,966 207,652
Terran Orbital Corp.
(a)
................ 13,429 35,184
Triumph Group, Inc.
(a)
................ 9,234 83,568
Virgin Galactic Holdings, Inc.
(a)(b)
......... 50,907 235,190
Woodward, Inc. .................... 8,735 800,999
5,754,143
Air Freight & Logistics — 0.2%
Air Transport Services Group, Inc.
(a)(b)
..... 6,266 182,967
Forward Air Corp. .................. 3,256 344,713
Hub Group, Inc., Class A
(a)
............. 2,867 222,479
750,159
Airlines — 0.2%
(a)
Allegiant Travel Co. ................. 3,496 262,375
Blade Air Mobility, Inc., Class A .......... 4,230 19,035
Frontier Group Holdings, Inc.
(b)
.......... 8,249 108,144
Hawaiian Holdings, Inc. .............. 5,290 76,335
SkyWest, Inc. ..................... 4,720 83,449
Sun Country Airlines Holdings, Inc. ....... 7,314 119,072
668,410
Auto Components — 1.4%
Adient plc
(a)(b)
...................... 12,965 453,516
Autoliv , Inc. ....................... 7,258 583,180
Dana, Inc. ........................ 12,236 195,286
Dorman Products, Inc.
(a)
.............. 4,356 355,537
Fox Factory Holding Corp.
(a)
............ 9,607 843,975
Gentherm , Inc.
(a)
................... 7,528 439,786
Holley, Inc.
(a)(b)
..................... 5,829 23,199
LCI Industries ..................... 2,690 285,436
Luminar Technologies, Inc., Class A
(a)(b)
.... 51,930 420,114
QuantumScape Corp., Class A
(a)(b)
....... 34,871 290,475
Solid Power, Inc., Class A
(a)
............ 24,842 139,364
Visteon Corp.
(a)
.................... 6,366 830,572
XPEL, Inc.
(a)(c)
..................... 4,426 306,235
5,166,675
Automobiles — 0.2%
Canoo , Inc., Class A
(a)(b)
.............. 35,159 48,168
Thor Industries, Inc. ................. 5,542 451,507
Winnebago Industries, Inc. ............ 2,941 175,548
Workhorse Group, Inc.
(a)(b)
............. 36,701 99,093
774,316
Banks — 1.9%
Amerant Bancorp, Inc., Class A ......... 2,587 77,869
BancFirst Corp. .................... 1,728 165,577
Bancorp, Inc. (The)
(a)
................ 6,689 184,483
Byline Bancorp, Inc. ................. 1,866 43,142
Coastal Financial Corp.
(a)
............. 2,446 114,032
ConnectOne Bancorp, Inc. ............ 3,405 85,295
CrossFirst Bankshares , Inc.
(a)(b)
......... 4,770 66,351
Security
Shares
Shares Value
Banks (continued)
Dime Community Bancshares, Inc. ....... 4,771 $ 164,743
Eastern Bankshares , Inc. ............. 36,904 707,450
FB Financial Corp. .................. 3,053 128,104
First BanCorp ..................... 14,918 235,555
First Financial Bankshares , Inc. ......... 29,440 1,133,146
First Internet Bancorp ................ 1,217 31,265
German American Bancorp, Inc. ......... 2,502 98,304
Glacier Bancorp, Inc. ................ 10,035 574,805
HarborOne Bancorp, Inc. ............. 5,977 91,030
Lakeland Financial Corp. .............. 2,700 223,155
Live Oak Bancshares, Inc. ............. 7,486 243,070
Metropolitan Bank Holding Corp.
(a)
....... 1,670 110,220
MVB Financial Corp. ................ 1,311 32,460
Origin Bancorp, Inc. ................. 3,656 151,102
Pathward Financial, Inc. .............. 3,506 147,357
Peapack -Gladstone Financial Corp. ...... 2,030 80,327
Seacoast Banking Corp. of Florida ....... 12,168 375,991
ServisFirst Bancshares, Inc. ........... 11,045 832,020
Silvergate Capital Corp., Class A
(a)
....... 7,200 408,672
Southern First Bancshares, Inc.
(a)
........ 1,046 46,735
Stock Yards Bancorp, Inc. ............. 3,739 292,352
Triumph Bancorp, Inc.
(a)
.............. 2,803 144,354
Veritex Holdings, Inc. ................ 3,183 100,519
7,089,485
Beverages — 0.7%
Boston Beer Co., Inc. (The), Class A, NVS
(a)
. 2,154 804,067
Celsius Holdings, Inc.
(a)(b)
.............. 9,109 829,648
Coca-Cola Consolidated, Inc. ........... 733 356,978
Duckhorn Portfolio, Inc. (The)
(a)(b)
........ 9,741 142,413
MGP Ingredients, Inc. ................ 3,497 391,839
National Beverage Corp. .............. 2,181 103,423
Vintage Wine Estates, Inc.
(a)(b)
.......... 4,709 13,044
Vita Coco Co., Inc. (The)
(a)
............. 5,335 54,737
2,696,149
Biotechnology — 8.7%
(a)
4D Molecular Therapeutics, Inc. ......... 2,821 24,430
ACADIA Pharmaceuticals, Inc. .......... 16,209 259,830
Adicet Bio, Inc. .................... 7,154 117,969
ADMA Biologics, Inc. ................ 40,561 114,382
Agenus, Inc.
(b)
..................... 39,354 98,779
Agios Pharmaceuticals, Inc. ............ 6,218 171,244
Albireo Pharma, Inc. ................. 3,798 77,935
Alkermes plc ...................... 37,295 846,597
Amicus Therapeutics, Inc. ............. 56,637 566,370
AnaptysBio , Inc.
(b)
.................. 2,241 64,653
Anavex Life Sciences Corp.
(b)
........... 5,473 66,606
Apellis Pharmaceuticals, Inc. ........... 21,201 1,282,448
Arcturus Therapeutics Holdings, Inc.
(b)
..... 2,972 52,604
Arrowhead Pharmaceuticals, Inc. ........ 24,055 837,355
Atara Biotherapeutics , Inc. ............. 7,118 33,170
Avid Bioservices , Inc. ................ 13,986 236,923
Avidity Biosciences, Inc. .............. 11,846 169,161
Beam Therapeutics, Inc.
(b)
............. 4,658 205,231
BioCryst Pharmaceuticals, Inc. .......... 42,262 564,198
Bioxcel Therapeutics, Inc.
(b)
............ 2,447 30,808
Blueprint Medicines Corp.
(b)
............ 13,575 703,728
Bridgebio Pharma, Inc.
(b)
.............. 24,138 251,759
C4 Therapeutics, Inc. ................ 3,980 38,288
CareDx , Inc.
(b)
..................... 12,121 241,329
Caribou Biosciences, Inc.
(b)
............ 3,765 36,671
Catalyst Pharmaceuticals, Inc. .......... 14,684 203,667
Celldex Therapeutics, Inc. ............. 10,664 374,626
Cerevel Therapeutics Holdings, Inc. ...... 14,486 405,029

2022
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Chimerix , Inc. ..................... 9,848 $ 17,431
Chinook Therapeutics, Inc.
(b)
........... 9,991 217,304
Coherus Biosciences, Inc. ............. 14,786 128,638
Crinetics Pharmaceuticals, Inc. ......... 9,849 181,813
CTI BioPharma Corp.
(b)
............... 10,811 52,974
Cytokinetics, Inc. ................... 21,336 931,530
Deciphera Pharmaceuticals, Inc. ........ 11,170 181,177
Denali Therapeutics, Inc. .............. 24,549 704,065
Dynavax Technologies Corp.
(b)
.......... 26,552 304,020
Editas Medicine, Inc. ................ 5,385 67,582
Emergent BioSolutions , Inc. ............ 4,833 100,816
Enanta Pharmaceuticals, Inc. ........... 1,727 77,905
Enochian Biosciences, Inc. ............ 4,194 8,514
Exelixis , Inc. ...................... 73,088 1,211,799
Fate Therapeutics, Inc. ............... 18,698 391,162
FibroGen , Inc. ..................... 9,545 155,393
Foghorn Therapeutics, Inc.
(b)
........... 4,523 39,531
Geron Corp. ...................... 73,925 164,113
Gossamer Bio, Inc. ................. 11,932 132,445
Halozyme Therapeutics, Inc.
(b)
.......... 31,261 1,494,588
Heron Therapeutics, Inc. .............. 22,881 88,092
Ideaya Biosciences, Inc. .............. 7,410 125,155
ImmunityBio , Inc. ................... 12,125 66,688
ImmunoGen , Inc.
(b)
.................. 45,010 267,359
Inhibrx , Inc. ....................... 3,040 97,827
Inovio Pharmaceuticals, Inc.
(b)
.......... 55,604 120,105
Insmed , Inc.
(b)
..................... 30,309 524,952
Intellia Therapeutics, Inc.
(b)
............ 9,753 514,763
Ionis Pharmaceuticals, Inc.
(b)
........... 32,203 1,423,373
Iovance Biotherapeutics , Inc.
(b)
.......... 30,982 289,372
IVERIC bio, Inc. .................... 25,111 600,655
Janux Therapeutics, Inc.
(b)
............. 3,900 70,512
Karuna Therapeutics, Inc. ............. 6,071 1,331,613
Keros Therapeutics, Inc. .............. 3,702 186,359
Kezar Life Sciences, Inc. .............. 11,575 86,986
Kura Oncology, Inc. ................. 7,753 120,327
Kymera Therapeutics, Inc. ............. 8,405 255,008
Ligand Pharmaceuticals, Inc. ........... 3,656 320,448
Lyell Immunopharma , Inc.
(b)
............ 32,518 191,206
Madrigal Pharmaceuticals, Inc. .......... 1,228 86,967
MannKind Corp. ................... 58,260 196,919
MeiraGTx Holdings plc ............... 3,629 26,383
MiMedx Group, Inc. ................. 14,764 43,701
Mirati Therapeutics, Inc. .............. 7,140 480,665
Mirum Pharmaceuticals, Inc. ........... 2,585 58,292
Morphic Holding, Inc. ................ 6,733 188,591
Myovant Sciences Ltd.
(b)
.............. 9,766 261,143
Myriad Genetics, Inc. ................ 7,295 151,298
Natera , Inc. ....................... 21,987 1,032,510
Nurix Therapeutics, Inc. .............. 5,388 68,589
Organogenesis Holdings, Inc., Class A .... 15,757 51,683
Prometheus Biosciences, Inc. .......... 6,597 346,474
Protagonist Therapeutics, Inc. .......... 10,272 83,203
Prothena Corp. plc .................. 3,233 198,636
PTC Therapeutics, Inc.
(b)
.............. 16,255 614,764
RAPT Therapeutics, Inc. .............. 3,007 65,613
Recursion Pharmaceuticals, Inc., Class A
(b)
. 27,166 286,601
Relay Therapeutics, Inc. .............. 20,167 448,111
Replimune Group, Inc. ............... 3,802 69,805
Rigel Pharmaceuticals, Inc. ............ 39,046 28,449
Sage Therapeutics, Inc. .............. 11,706 440,848
Sarepta Therapeutics, Inc. ............. 19,857 2,264,095
Seres Therapeutics, Inc.
(b)
............. 9,858 87,342
Sorrento Therapeutics, Inc. ............ 89,009 139,744
SpringWorks Therapeutics, Inc. ......... 3,321 79,737
Security
Shares
Shares Value
Biotechnology (continued)
Stoke Therapeutics, Inc. .............. 1,666 $ 24,740
Syndax Pharmaceuticals, Inc. .......... 12,001 275,543
Tango Therapeutics, Inc. .............. 9,617 77,321
TG Therapeutics, Inc. ................ 31,078 180,874
Travere Therapeutics, Inc. ............. 12,556 272,214
Twist Bioscience Corp.
(b)
.............. 12,781 419,600
Ultragenyx Pharmaceutical, Inc. ......... 15,878 642,424
Vanda Pharmaceuticals, Inc. ........... 12,952 135,607
Vaxart , Inc. ....................... 15,975 26,678
Veracyte , Inc. ..................... 16,163 325,038
Vericel Corp. ...................... 10,674 286,917
Xencor , Inc.
(b)
..................... 13,569 379,932
Y- mAbs Therapeutics, Inc. ............. 4,221 15,238
32,181,679
Building Products — 1.3%
AAON, Inc. ....................... 9,556 616,266
Armstrong World Industries, Inc. ......... 10,531 795,828
AZEK Co., Inc. (The), Class A
(a)(b)
........ 24,824 434,668
Gibraltar Industries, Inc.
(a)
............. 3,264 166,725
Hayward Holdings, Inc.
(a)(b)
............. 23,003 212,778
Insteel Industries, Inc. ................ 1,895 49,933
JELD-WEN Holding, Inc.
(a)
............. 6,692 71,002
Masonite International Corp.
(a)
.......... 2,744 196,278
PGT Innovations, Inc.
(a)
............... 5,576 118,825
Resideo Technologies, Inc.
(a)
........... 16,579 391,596
Simpson Manufacturing Co., Inc. ........ 9,810 838,559
Tecnoglass , Inc. .................... 4,463 91,625
UFP Industries, Inc. ................. 7,368 524,823
Zurn Elkay Water Solutions Corp. ........ 20,996 493,196
5,002,102
Capital Markets — 1.5%
Artisan Partners Asset Management, Inc.,
Class A ....................... 7,194 205,101
AssetMark Financial Holdings, Inc.
(a)
...... 2,802 58,029
Blue Owl Capital, Inc., Class A .......... 76,576 767,291
Bridge Investment Group Holdings, Inc., Class
A ........................... 3,229 50,566
Brightsphere Investment Group, Inc. ...... 7,441 140,040
Cohen & Steers, Inc. ................ 5,647 339,724
Focus Financial Partners, Inc., Class A
(a)(b)
.. 7,027 244,469
Forge Global Holdings, Inc.
(a)
........... 23,416 36,295
Freedom Holding Corp.
(a)(b)
............ 3,784 209,861
GCM Grosvenor, Inc., Class A .......... 6,407 52,986
Hamilton Lane, Inc., Class A ........... 7,982 477,483
Houlihan Lokey , Inc., Class A ........... 6,413 572,809
Interactive Brokers Group, Inc., Class A .... 14,335 1,148,950
Open Lending Corp., Class A
(a)
.......... 24,112 172,883
P10, Inc., Class A .................. 7,661 79,598
Piper Sandler Cos. .................. 1,839 235,337
PJT Partners, Inc., Class A ............ 5,501 409,274
StepStone Group, Inc., Class A ......... 4,469 131,925
Virtus Investment Partners, Inc. ......... 826 141,651
5,474,272
Chemicals — 2.4%
Amyris , Inc.
(a)(b)
.................... 51,957 145,999
Ashland, Inc. ...................... 6,801 713,561
Aspen Aerogels, Inc.
(a)(b)
.............. 6,671 84,588
Avient Corp. ...................... 12,155 419,226
Axalta Coating Systems Ltd.
(a)(b)
......... 26,701 622,667
Balchem Corp. .................... 7,286 1,018,583
Chase Corp. ...................... 813 76,593
Danimer Scientific, Inc., Class A
(a)(b)
....... 20,466 53,621
Ecovyst , Inc.
(a)
..................... 10,624 105,709

Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
Morningstar Small-Cap Growth ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Chemicals (continued)
Element Solutions, Inc. ............... 30,627 $ 526,784
Ginkgo Bioworks Holdings, Inc., Class A
(a)(b)
. 187,730 512,503
Hawkins, Inc. ..................... 4,307 193,944
HB Fuller Co. ..................... 7,059 492,083
Huntsman Corp. ................... 14,859 397,627
Innospec , Inc. ..................... 3,264 326,367
Intrepid Potash, Inc.
(a)
................ 1,407 63,667
Kronos Worldwide, Inc. ............... 1,605 15,248
Livent Corp.
(a)
..................... 40,711 1,285,246
LSB Industries, Inc.
(a)
................ 4,109 72,442
Perimeter Solutions SA
(a)
.............. 34,533 275,919
Quaker Chemical Corp. .............. 3,089 502,395
Scotts Miracle- Gro Co. (The) ........... 3,502 160,777
Sensient Technologies Corp. ........... 4,696 335,576
Stepan Co. ....................... 2,167 226,321
Valvoline, Inc. ..................... 15,353 450,764
9,078,210
Commercial Services & Supplies — 1.5%
ACV Auctions, Inc., Class A
(a)(b)
.......... 26,140 238,397
Aris Water Solution, Inc., Class A ........ 5,686 96,832
Brady Corp., Class A, NVS ............ 3,668 167,811
Brink's Co. (The) ................... 5,779 344,602
Casella Waste Systems, Inc., Class A
(a)
.... 11,505 941,224
Clean Harbors, Inc.
(a)(b)
............... 6,722 823,176
Driven Brands Holdings, Inc.
(a)(b)
......... 12,558 401,605
Harsco Corp.
(a)
.................... 6,933 36,675
Heritage-Crystal Clean, Inc.
(a)
........... 1,863 51,177
IAA, Inc.
(a)
........................ 19,099 724,425
KAR Auction Services, Inc.
(a)(b)
.......... 11,585 168,330
MillerKnoll , Inc. .................... 7,679 162,641
Montrose Environmental Group, Inc.
(a)
..... 3,314 145,087
MSA Safety, Inc. ................... 4,082 547,968
Steelcase, Inc., Class A .............. 7,767 60,350
Stericycle, Inc.
(a)
................... 7,521 335,286
UniFirst Corp. ..................... 1,576 290,000
Viad Corp.
(a)
...................... 3,330 124,142
VSE Corp. ....................... 985 45,596
5,705,324
Communications Equipment — 1.2%
(a)
Calix, Inc. ........................ 12,900 949,956
Cambium Networks Corp.
(b)
............ 2,560 49,536
Casa Systems, Inc. ................. 3,995 12,584
Clearfield, Inc. ..................... 2,619 318,130
Digi International, Inc.
(b)
............... 4,747 191,447
Extreme Networks, Inc. ............... 18,667 334,886
Harmonic, Inc. ..................... 23,949 370,012
Infinera Corp.
(b)
.................... 42,774 239,962
Lumentum Holdings, Inc. .............. 8,172 608,405
NetScout Systems, Inc. ............... 6,490 233,121
Viasat , Inc.
(b)
...................... 17,132 701,727
Viavi Solutions, Inc. ................. 29,322 442,762
4,452,528
Construction & Engineering — 1.5%
Ameresco , Inc., Class A
(a)
............. 7,652 462,793
API Group Corp.
(a)
.................. 28,033 462,264
Arcosa , Inc. ...................... 6,185 397,077
Comfort Systems USA, Inc. ............ 3,818 470,683
Construction Partners, Inc., Class A
(a)
..... 9,316 290,100
Dycom Industries, Inc.
(a)
.............. 3,078 363,758
EMCOR Group, Inc. ................. 4,592 647,931
Fluor Corp.
(a)
...................... 15,994 483,978
Granite Construction, Inc. ............. 3,248 109,555
Great Lakes Dredge & Dock Corp.
(a)(b)
..... 4,828 36,500
Security
Shares
Shares Value
Construction & Engineering (continued)
IES Holdings, Inc.
(a)
................. 714 $ 23,591
MasTec , Inc.
(a)(b)
.................... 5,090 392,337
MYR Group, Inc.
(a)
.................. 2,022 176,945
NV5 Global, Inc.
(a)
.................. 2,831 410,354
Valmont Industries, Inc. ............... 2,624 837,633
5,565,499
Construction Materials — 0.3%
Eagle Materials, Inc. ................. 6,041 738,875
Summit Materials, Inc., Class A
(a)
........ 17,071 449,821
1,188,696
Consumer Finance — 0.6%
Atlanticus Holdings Corp.
(a)(b)
........... 461 13,166
Encore Capital Group, Inc.
(a)(b)
.......... 2,270 115,588
FirstCash Holdings, Inc. .............. 3,404 335,124
Green Dot Corp., Class A
(a)
............ 3,604 68,584
LendingClub Corp.
(a)
................. 12,726 135,404
Moneylion , Inc., Class A
(a)(b)
............ 26,948 30,182
Nelnet, Inc., Class A ................. 2,708 241,256
SoFi Technologies, Inc.
(a)(b)
............ 184,061 1,001,292
Upstart Holdings, Inc.
(a)(b)
.............. 15,899 368,539
World Acceptance Corp.
(a)(b)
............ 401 32,569
2,341,704
Containers & Packaging — 0.3%
Graphic Packaging Holding Co. ......... 37,042 850,485
Myers Industries, Inc. ................ 5,956 120,847
Pactiv Evergreen, Inc. ............... 3,989 43,520
Ranpak Holdings Corp., Class A
(a)(b)
...... 8,809 33,474
1,048,326
Distributors — 0.0%
Funko , Inc., Class A
(a)(b)
............... 3,787 78,202
Diversified Consumer Services — 1.1%
American Public Education, Inc.
(a)
........ 1,730 22,161
Carriage Services, Inc. ............... 1,270 31,001
Chegg , Inc.
(a)(b)
.................... 28,679 618,606
Coursera, Inc.
(a)(b)
................... 19,162 246,998
Duolingo , Inc., Class A
(a)
.............. 5,639 461,496
European Wax Center, Inc., Class A ...... 5,639 81,089
Frontdoor , Inc.
(a)
.................... 7,280 160,597
Grand Canyon Education, Inc.
(a)
......... 4,661 469,036
H&R Block, Inc. .................... 18,002 740,782
Laureate Education, Inc. .............. 9,487 119,916
Mister Car Wash, Inc.
(a)(b)
.............. 17,992 158,869
OneSpaWorld Holdings Ltd.
(a)(b)
......... 13,163 119,388
PowerSchool Holdings, Inc., Class A
(a)
..... 3,794 75,880
Rover Group, Inc., Class A
(a)(b)
.......... 21,599 94,820
Strategic Education, Inc. .............. 2,252 155,388
Stride, Inc.
(a)
...................... 6,112 204,813
Udemy , Inc.
(a)
..................... 14,720 214,176
3,975,016
Diversified Financial Services — 0.1%
Cannae Holdings, Inc.
(a)(b)
............. 9,787 226,667
Diversified Telecommunication Services — 0.7%
Anterix , Inc.
(a)
..................... 2,210 84,754
AST SpaceMobile , Inc., Class A
(a)(b)
....... 9,916 71,693
Bandwidth, Inc., Class A
(a)(b)
............ 4,841 57,463
Cogent Communications Holdings, Inc. .... 5,927 311,227
Globalstar , Inc.
(a)(b)
.................. 160,602 348,506
IDT Corp., Class B
(a)
................. 1,874 48,836
Iridium Communications, Inc.
(a)
.......... 28,812 1,484,682
Liberty Latin America Ltd., Class A
(a)
...... 3,746 29,144

2022
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Diversified Telecommunication Services (continued)
Liberty Latin America Ltd., Class C, NVS
(a)
.. 14,474 $ 112,752
Radius Global Infrastructure, Inc.
(a)(b)
...... 17,342 162,148
2,711,205
Electric Utilities — 0.1%
MGE Energy, Inc. ................... 3,363 228,987
Otter Tail Corp. .................... 4,014 270,624
499,611
Electrical Equipment — 1.9%
Acuity Brands, Inc. .................. 2,989 548,691
Allied Motion Technologies, Inc. ......... 3,213 108,664
Array Technologies, Inc.
(a)
............. 10,591 191,697
Babcock & Wilcox Enterprises, Inc.
(a)
...... 16,818 76,690
Blink Charging Co.
(a)(b)
................ 5,033 74,488
Bloom Energy Corp., Class A
(a)
.......... 39,892 746,379
ChargePoint Holdings, Inc., Class A
(a)(b)
.... 58,935 823,911
Encore Wire Corp. .................. 1,839 253,028
EnerSys ......................... 3,398 225,253
Fluence Energy, Inc., Class A
(a)(b)
........ 4,278 63,871
FuelCell Energy, Inc.
(a)(b)
.............. 88,383 275,755
Shoals Technologies Group, Inc., Class A
(a)(b)
24,036 555,472
Stem, Inc.
(a)
....................... 32,847 446,719
SunPower Corp.
(a)
.................. 19,332 357,449
Sunrun , Inc.
(a)
..................... 48,044 1,081,471
TPI Composites, Inc.
(a)
............... 3,118 31,055
Vertiv Holdings Co., Class A ........... 68,526 980,607
Vicor Corp.
(a)
...................... 5,027 240,140
7,081,340
Electronic Equipment, Instruments & Components — 2.2%
908 Devices, Inc.
(a)(b)
................. 4,858 77,679
Advanced Energy Industries, Inc. ........ 3,416 268,668
Aeva Technologies, Inc.
(a)
............. 23,307 46,614
AEye , Inc., Class A
(a)
................ 26,919 23,433
Badger Meter, Inc. .................. 6,637 746,530
Belden, Inc. ...................... 3,324 231,450
Benchmark Electronics, Inc. ........... 3,201 90,876
Cepton , Inc.
(a)
..................... 5,588 12,294
Coherent Corp.
(a)
................... 11,819 397,237
CTS Corp. ....................... 7,270 287,310
ePlus , Inc.
(a)
...................... 3,446 167,889
Fabrinet
(a)
........................ 4,273 488,831
FARO Technologies, Inc.
(a)
............. 4,202 122,740
IPG Photonics Corp.
(a)
............... 2,847 243,874
Itron , Inc.
(a)
....................... 10,225 499,900
Knowles Corp.
(a)
................... 9,491 130,501
Lightwave Logic, Inc.
(a)(b)
.............. 25,494 215,934
Littelfuse , Inc.
(b)
.................... 5,606 1,234,722
MicroVision , Inc.
(a)(b)
................. 16,411 60,064
Mirion Technologies, Inc., Class A
(a)
...... 12,536 101,291
Napco Security Technologies, Inc.
(a)(b)
..... 6,589 187,259
National Instruments Corp. ............ 17,264 659,140
nLight , Inc.
(a)
...................... 10,400 112,008
Novanta , Inc.
(a)
.................... 8,083 1,142,936
Ouster, Inc., Class A
(a)(b)
.............. 21,882 27,353
PAR Technology Corp.
(a)(b)
............. 6,194 178,263
Plexus Corp.
(a)
..................... 3,554 349,714
SmartRent , Inc., Class A
(a)
............. 27,334 75,169
Velodyne Lidar, Inc.
(a)(b)
............... 26,110 25,784
Vishay Precision Group, Inc.
(a)
.......... 1,424 48,060
8,253,523
Energy Equipment & Services — 1.4%
Cactus, Inc., Class A ................ 13,737 710,478
ChampionX Corp. .................. 25,820 738,968
Security
Shares
Shares Value
Energy Equipment & Services (continued)
Core Laboratories NV
(b)
............... 10,566 $ 205,614
DMC Global, Inc.
(a)
.................. 4,339 93,896
Dril -Quip, Inc.
(a)
.................... 5,220 129,874
Liberty Energy, Inc., Class A
(a)
.......... 36,153 611,347
Nabors Industries Ltd.
(a)
.............. 937 163,066
Noble Corp. plc
(a)(b)
.................. 9,300 335,172
Oceaneering International, Inc.
(a)
........ 13,494 188,781
Patterson-UTI Energy, Inc. ............ 49,149 867,480
ProPetro Holding Corp.
(a)
.............. 13,608 161,119
RPC, Inc. ........................ 19,024 211,737
Select Energy Services, Inc., Class A
(a)
.... 8,361 80,684
Solaris Oilfield Infrastructure, Inc., Class A .. 7,693 104,779
TETRA Technologies, Inc.
(a)
............ 26,377 130,302
Weatherford International plc
(a)
.......... 8,206 342,026
5,075,323
Entertainment — 0.7%
IMAX Corp.
(a)(b)
.................... 10,630 135,320
Liberty Media Corp.-Liberty Braves, Class A
(a)
1,504 47,963
Liberty Media Corp.-Liberty Braves, Class C,
NVS
(a)(b)
....................... 8,372 260,871
Madison Square Garden Entertainment Corp.
(a)
(b)
........................... 2,418 118,554
Madison Square Garden Sports Corp. ..... 2,749 430,521
Playstudios , Inc., Class A
(a)
............ 19,124 86,249
Warner Music Group Corp., Class A
(b)
..... 26,441 687,995
World Wrestling Entertainment, Inc., Class A 9,792 772,491
2,539,964
Equity Real Estate Investment Trusts (REITs) — 5.8%
Acadia Realty Trust
(b)
................ 8,626 120,505
Agree Realty Corp. ................. 10,038 689,611
Alexander & Baldwin, Inc. ............. 16,609 323,543
American Assets Trust, Inc. ............ 5,940 163,231
Apartment Investment and Management Co.,
Class A ....................... 19,454 154,465
Apple Hospitality REIT, Inc. ............ 48,193 825,064
Broadstone Net Lease, Inc. ............ 25,693 440,378
Centerspace ...................... 1,452 100,624
Chatham Lodging Trust
(a)
............. 4,047 52,490
City Office REIT, Inc. ................ 4,787 50,838
Community Healthcare Trust, Inc. ........ 5,206 180,128
Corporate Office Properties Trust ........ 17,258 459,926
Cousins Properties, Inc. .............. 13,107 311,422
CTO Realty Growth, Inc. .............. 3,594 72,239
DiamondRock Hospitality Co. ........... 47,882 447,218
Douglas Emmett, Inc. ................ 13,387 235,477
Easterly Government Properties, Inc. ..... 11,874 206,489
EPR Properties .................... 8,740 337,364
Essential Properties Realty Trust, Inc. ..... 19,169 412,517
Farmland Partners, Inc. .............. 7,575 106,126
First Industrial Realty Trust, Inc.
(b)
........ 20,397 971,509
Four Corners Property Trust, Inc. ........ 11,665 298,857
Gladstone Commercial Corp. ........... 3,827 67,317
Gladstone Land Corp. ............... 5,071 103,195
Global Medical REIT, Inc. ............. 7,844 71,694
Global Net Lease, Inc. ............... 7,992 97,902
Healthcare Realty Trust, Inc., Class A ..... 37,892 770,344
Hudson Pacific Properties, Inc. .......... 14,100 155,664
Independence Realty Trust, Inc. ......... 50,375 844,285
Indus Realty Trust, Inc. ............... 1,135 58,782
Innovative Industrial Properties, Inc. ...... 6,355 686,976
InvenTrust Properties Corp. ............ 8,288 208,858
Kite Realty Group Trust ............... 26,882 527,962
LXP Industrial Trust ................. 34,320 332,218

Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
Morningstar Small-Cap Growth ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
Macerich Co. (The) ................. 28,491 $ 317,105
National Storage Affiliates Trust ......... 19,392 827,263
NETSTREIT Corp. .................. 11,442 215,338
NexPoint Residential Trust, Inc. ......... 3,512 160,147
One Liberty Properties, Inc. ............ 1,360 30,654
Orion Office REIT, Inc. ............... 13,004 121,848
Outfront Media, Inc. ................. 21,861 394,591
Pebblebrook Hotel Trust .............. 29,785 477,751
Phillips Edison & Co., Inc. ............. 16,680 502,735
Physicians Realty Trust ............... 22,277 335,492
Piedmont Office Realty Trust, Inc., Class A .. 8,651 90,403
Plymouth Industrial REIT, Inc. .......... 4,265 78,647
Rayonier, Inc. ..................... 33,171 1,117,863
Retail Opportunity Investments Corp. ..... 14,941 216,346
RLJ Lodging Trust .................. 24,525 298,469
RPT Realty ....................... 10,274 95,548
Ryman Hospitality Properties, Inc. ....... 12,501 1,111,589
Safehold , Inc. ..................... 4,016 117,468
Saul Centers, Inc. .................. 1,431 58,599
Service Properties Trust .............. 16,922 137,237
SITE Centers Corp. ................. 18,587 230,107
Spirit Realty Capital, Inc. .............. 13,408 520,633
STAG Industrial, Inc. ................ 25,283 798,690
Sunstone Hotel Investors, Inc. .......... 48,396 539,615
Tanger Factory Outlet Centers, Inc. ....... 10,241 184,440
Terreno Realty Corp. ................ 15,103 862,985
UMH Properties, Inc. ................ 4,365 76,562
Uniti Group, Inc. ................... 16,959 131,602
Universal Health Realty Income Trust ..... 1,261 61,373
Urban Edge Properties ............... 16,014 226,118
Urstadt Biddle Properties, Inc., Class A .... 2,322 43,514
Xenia Hotels & Resorts, Inc. ........... 25,948 443,192
21,709,142
Food & Staples Retailing — 0.5%
Andersons, Inc. (The) ................ 3,128 110,325
Casey's General Stores, Inc. ........... 4,526 1,053,245
Chefs' Warehouse, Inc. (The)
(a)
......... 3,426 125,494
Grocery Outlet Holding Corp.
(a)
.......... 9,834 339,961
Ingles Markets, Inc., Class A ........... 1,526 144,009
PriceSmart , Inc. .................... 2,332 149,178
1,922,212
Food Products — 1.4%
Benson Hill, Inc.
(a)(b)
................. 28,427 96,368
Beyond Meat, Inc.
(a)(b)
................ 13,728 215,530
BRC, Inc., Class A
(a)(b)
................ 7,978 57,841
Calavo Growers, Inc. ................ 1,311 45,348
Cal-Maine Foods, Inc. ................ 8,648 488,698
Freshpet , Inc.
(a)(b)
................... 10,854 639,843
Hain Celestial Group, Inc. (The)
(a)
........ 7,273 136,078
Hostess Brands, Inc., Class A
(a)
......... 21,449 567,970
J & J Snack Foods Corp. .............. 2,028 299,353
Lancaster Colony Corp. .............. 2,654 478,463
Local Bounti Corp.
(a)(b)
................ 8,494 25,142
Mission Produce, Inc.
(a)
............... 3,774 62,799
Pilgrim's Pride Corp.
(a)
............... 3,611 83,234
Post Holdings, Inc.
(a)(b)
................ 6,563 593,426
Seaboard Corp. .................... 32 119,884
Simply Good Foods Co. (The)
(a)
......... 19,344 740,875
Sovos Brands, Inc.
(a)
................. 8,793 121,871
Tattooed Chef, Inc., Class A
(a)(b)
......... 10,880 51,680
Tootsie Roll Industries, Inc. ............ 4,061 164,024
Utz Brands, Inc., Class A
(b)
............ 5,407 87,647
Security
Shares
Shares Value
Food Products (continued)
Vital Farms, Inc.
(a)
.................. 5,987 $ 79,268
5,155,342
Gas Utilities — 0.2%
Chesapeake Utilities Corp. ............ 1,897 235,949
ONE Gas, Inc. ..................... 5,013 388,407
624,356
Health Care Equipment & Supplies — 6.8%
Alphatec Holdings, Inc.
(a)
.............. 15,997 163,809
AngioDynamics , Inc.
(a)
............... 3,800 53,542
Artivion , Inc.
(a)
..................... 3,358 37,475
AtriCure , Inc.
(a)
.................... 10,536 443,776
Atrion Corp. ...................... 308 184,895
Avanos Medical, Inc.
(a)
............... 5,107 113,120
Axonics , Inc.
(a)
..................... 11,164 816,535
BioLife Solutions, Inc.
(a)(b)
.............. 3,794 89,235
Bioventus , Inc., Class A
(a)
............. 3,032 24,680
Butterfly Network, Inc., Class A
(a)(b)
....... 32,828 160,857
Cardiovascular Systems, Inc.
(a)
.......... 3,888 56,143
Cerus Corp.
(a)
..................... 40,475 148,139
CONMED Corp. .................... 6,927 552,290
Cutera , Inc.
(a)(b)
.................... 4,048 186,087
Enovis Corp.
(a)
..................... 5,363 265,200
Envista Holdings Corp.
(a)(b)
............. 23,277 768,374
Establishment Labs Holdings, Inc.
(a)(b)
..... 4,985 281,104
Figs, Inc., Class A
(a)(b)
................ 28,729 212,020
Glaukos Corp.
(a)
.................... 10,808 606,005
Globus Medical, Inc., Class A
(a)(b)
........ 17,452 1,169,284
Haemonetics Corp.
(a)(b)
............... 5,289 449,301
Heska Corp.
(a)
..................... 2,319 166,411
ICU Medical, Inc.
(a)
.................. 2,655 394,029
Inari Medical, Inc.
(a)(b)
................ 10,918 839,922
Inspire Medical Systems, Inc.
(a)
......... 6,262 1,220,777
Integer Holdings Corp.
(a)
.............. 3,707 231,057
Integra LifeSciences Holdings Corp.
(a)(b)
.... 16,449 826,562
iRadimed Corp. .................... 1,643 47,729
iRhythm Technologies, Inc.
(a)
........... 6,820 869,482
Lantheus Holdings, Inc.
(a)
............. 15,573 1,152,246
LeMaitre Vascular, Inc. ............... 4,377 189,962
LivaNova plc
(a)
..................... 4,701 221,417
Masimo Corp.
(a)
.................... 5,876 773,282
Meridian Bioscience, Inc.
(a)
............ 9,973 318,837
Merit Medical Systems, Inc.
(a)
........... 12,850 883,695
Mesa Laboratories, Inc. .............. 1,138 150,455
Neogen Corp.
(a)
.................... 49,006 646,879
Nevro Corp.
(a)
..................... 8,052 308,714
NuVasive , Inc.
(a)
.................... 8,358 368,839
Omnicell , Inc.
(a)
.................... 10,061 777,917
Orthofix Medical, Inc.
(a)(b)
.............. 4,524 72,655
OrthoPediatrics Corp.
(a)(b)
.............. 3,245 137,880
Outset Medical, Inc.
(a)(b)
............... 10,918 169,666
Paragon 28, Inc.
(a)
.................. 5,842 116,665
Penumbra, Inc.
(a)(b)
.................. 8,596 1,473,956
PROCEPT BioRobotics Corp.
(a)(b)
........ 7,421 337,136
Pulmonx Corp.
(a)(b)
.................. 8,417 112,451
Senseonics Holdings, Inc.
(a)(b)
........... 106,795 126,018
Shockwave Medical, Inc.
(a)
............. 8,147 2,388,293
SI-BONE, Inc.
(a)
.................... 6,919 134,505
Silk Road Medical, Inc.
(a)
.............. 8,013 353,213
STAAR Surgical Co.
(a)
................ 10,920 773,900
Surmodics , Inc.
(a)
................... 3,239 110,579
Tandem Diabetes Care, Inc.
(a)(b)
......... 14,535 816,140
TransMedics Group, Inc.
(a)
............. 7,154 344,966
Treace Medical Concepts, Inc.
(a)
......... 7,195 176,134

2022
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
UFP Technologies, Inc.
(a)
.............. 1,572 $ 147,532
ViewRay , Inc.
(a)
.................... 33,207 142,458
25,104,230
Health Care Providers & Services — 3.9%
1Life Healthcare, Inc.
(a)
............... 22,318 381,638
Acadia Healthcare Co., Inc.
(a)
........... 13,466 1,094,786
Accolade, Inc.
(a)
.................... 5,438 58,622
AdaptHealth Corp.
(a)(b)
................ 9,913 226,016
Addus HomeCare Corp.
(a)
............. 3,656 374,448
Agiliti , Inc.
(a)(b)
..................... 7,628 133,261
AirSculpt Technologies, Inc. ............ 2,083 14,123
Alignment Healthcare, Inc.
(a)
........... 7,509 99,419
Amedisys , Inc.
(a)
................... 7,347 716,994
AMN Healthcare Services, Inc.
(a)
......... 3,765 472,507
Apollo Medical Holdings, Inc.
(a)(b)
......... 8,931 316,693
Cano Health, Inc., Class A
(a)
............ 39,173 140,239
CareMax , Inc., Class A
(a)
.............. 15,568 109,599
Castle Biosciences, Inc.
(a)
............. 5,655 144,316
Clover Health Investments Corp.
(a)(b)
...... 30,861 48,760
CorVel Corp.
(a)
..................... 2,085 342,378
DocGo , Inc.
(a)
..................... 18,453 182,685
Encompass Health Corp. ............. 8,869 482,828
Ensign Group, Inc. (The) .............. 12,525 1,124,495
Guardant Health, Inc.
(a)(b)
.............. 23,146 1,145,727
HealthEquity , Inc.
(a)
.................. 19,141 1,491,275
Hims & Hers Health, Inc., Class A
(a)
....... 15,992 72,604
Innovage Holding Corp.
(a)(b)
............ 4,214 26,085
Invitae Corp.
(a)(b)
.................... 16,785 43,305
Joint Corp. (The)
(a)
.................. 3,293 54,400
LifeStance Health Group, Inc.
(a)(b)
........ 21,418 161,706
ModivCare , Inc.
(a)
................... 1,185 115,229
National Research Corp. .............. 2,120 86,348
Oak Street Health, Inc.
(a)(b)
............. 26,305 532,150
Option Care Health, Inc.
(a)
............. 35,104 1,062,247
Pennant Group, Inc. (The)
(a)
............ 3,141 38,666
PetIQ , Inc., Class A
(a)(b)
............... 5,685 46,731
Privia Health Group, Inc.
(a)
............. 11,128 372,565
Progyny , Inc.
(a)(b)
................... 16,906 751,810
R1 RCM, Inc.
(a)
.................... 31,164 550,356
RadNet , Inc.
(a)
..................... 11,108 212,385
Select Medical Holdings Corp. .......... 8,700 223,416
Sema4 Holdings Corp., Class A
(a)
........ 24,877 25,623
Signify Health, Inc., Class A
(a)
........... 15,611 456,310
Surgery Partners, Inc.
(a)(b)
............. 8,760 238,184
US Physical Therapy, Inc. ............. 2,943 261,338
14,432,267
Health Care Technology — 1.0%
Allscripts Healthcare Solutions, Inc.
(a)
..... 13,757 202,228
American Well Corp., Class A
(a)
......... 28,354 115,968
Certara , Inc.
(a)
..................... 24,090 294,621
Definitive Healthcare Corp., Class A
(a)
..... 8,302 131,006
Doximity , Inc., Class A
(a)(b)
............. 25,021 662,306
Evolent Health, Inc., Class A
(a)
.......... 12,138 386,110
GoodRx Holdings, Inc., Class A
(a)(b)
....... 17,125 91,961
Health Catalyst, Inc.
(a)
................ 5,164 45,546
HealthStream , Inc.
(a)
................. 3,387 83,659
Nutex Health, Inc.
(a)(b)
................ 5,870 4,725
OptimizeRx Corp.
(a)
................. 4,125 63,587
Pear Therapeutics, Inc., Class A
(a)
........ 6,978 19,189
Phreesia , Inc.
(a)
.................... 11,929 325,900
Schrodinger, Inc.
(a)
.................. 12,035 288,479
Sharecare , Inc., Class A
(a)
............. 72,036 138,309
Simulations Plus, Inc. ................ 3,634 150,811
Security
Shares
Shares Value
Health Care Technology (continued)
Teladoc Health, Inc.
(a)
................ 18,295 $ 542,264
3,546,669
Hotels, Restaurants & Leisure — 4.2%
Accel Entertainment, Inc., Class A
(a)
...... 12,653 124,252
Bally's Corp.
(a)(b)
.................... 6,370 143,580
BJ's Restaurants, Inc.
(a)
............... 3,128 102,755
Bowlero Corp.
(a)
.................... 7,928 115,432
Boyd Gaming Corp. ................. 18,414 1,063,593
Chuy's Holdings, Inc.
(a)
............... 1,918 56,197
Cracker Barrel Old Country Store, Inc. ..... 1,719 196,344
Dave & Buster's Entertainment, Inc.
(a)
..... 5,047 201,123
Denny's Corp.
(a)(b)
................... 4,371 49,523
DraftKings , Inc., Class A
(a)(b)
............ 101,780 1,608,124
Dutch Bros, Inc., Class A
(a)(b)
........... 5,844 215,702
Everi Holdings, Inc.
(a)
................ 20,441 387,970
F45 Training Holdings, Inc.
(a)
........... 8,057 26,910
First Watch Restaurant Group, Inc.
(a)
...... 2,639 44,995
Hyatt Hotels Corp., Class A
(a)(b)
.......... 11,362 1,070,414
Jack in the Box, Inc. ................. 3,074 271,219
Krispy Kreme, Inc. .................. 15,215 218,335
Kura Sushi USA, Inc., Class A
(a)
......... 819 64,726
Light & Wonder, Inc., Class A
(a)(b)
........ 13,207 741,441
Lindblad Expeditions Holdings, Inc.
(a)(b)
.... 7,452 62,522
Marriott Vacations Worldwide Corp. ....... 5,987 884,639
Membership Collective Group, Inc., Class A
(a)(b)
9,369 42,910
Monarch Casino & Resort, Inc.
(a)
......... 3,008 238,865
Papa John's International, Inc. .......... 3,836 278,609
Penn Entertainment, Inc.
(a)(b)
........... 21,275 704,203
Planet Fitness, Inc., Class A
(a)(b)
......... 19,133 1,252,829
Portillo's, Inc., Class A
(a)
.............. 6,585 141,182
RCI Hospitality Holdings, Inc. ........... 1,951 164,723
Red Rock Resorts, Inc., Class A ......... 11,265 469,187
Rush Street Interactive, Inc., Class A
(a)
.... 7,330 30,420
Ruth's Hospitality Group, Inc. ........... 4,087 84,928
SeaWorld Entertainment, Inc.
(a)(b)
........ 5,468 318,019
Shake Shack, Inc., Class A
(a)(b)
.......... 8,470 470,678
Six Flags Entertainment Corp.
(a)
......... 11,012 245,568
Sonder Holdings, Inc., Class A
(a)
......... 15,551 34,057
Sweetgreen , Inc., Class A
(a)
............ 16,985 315,921
Texas Roadhouse, Inc. ............... 15,167 1,500,775
Vacasa , Inc., Class A
(a)
............... 18,200 66,430
Wendy's Co. (The) .................. 17,578 365,271
Wingstop , Inc. ..................... 6,793 1,075,943
Xponential Fitness, Inc., Class A
(a)(b)
...... 4,001 77,419
15,527,733
Household Durables — 1.6%
Cavco Industries, Inc.
(a)
............... 1,882 426,593
Century Communities, Inc. ............ 3,514 156,408
Cricut , Inc., Class A
(a)(b)
............... 9,279 82,490
Dream Finders Homes, Inc., Class A
(a)(b)
.... 2,348 26,063
Helen of Troy Ltd.
(a)
................. 3,359 317,829
Installed Building Products, Inc. ......... 5,335 458,810
iRobot Corp.
(a)
..................... 3,701 209,107
Leggett & Platt, Inc. ................. 9,877 333,349
LGI Homes, Inc.
(a)
.................. 2,059 189,531
Lovesac Co. (The)
(a)(b)
................ 3,372 82,075
Meritage Homes Corp.
(a)
.............. 3,365 256,278
Skyline Champion Corp.
(a)
............. 11,991 697,996
Snap One Holdings Corp.
(a)
............ 2,372 28,274
Sonos , Inc.
(a)(b)
..................... 28,869 465,368
Taylor Morrison Home Corp.
(a)(b)
......... 10,026 264,085
Tempur Sealy International, Inc. ......... 17,083 459,362
TopBuild Corp.
(a)
................... 7,353 1,251,039

Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
Morningstar Small-Cap Growth ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Household Durables (continued)
Traeger , Inc.
(a)(b)
.................... 5,408 $ 22,443
Vizio Holding Corp., Class A
(a)
.......... 12,851 143,931
Weber, Inc., Class A
(b)
................ 1,962 13,067
5,884,098
Household Products — 0.3%
Energizer Holdings, Inc. .............. 10,343 298,809
Spectrum Brands Holdings, Inc. ......... 3,766 173,763
WD-40 Co. ....................... 3,105 497,297
969,869
Independent Power and Renewable Electricity Producers — 0.4%
Altus Power, Inc., Class A
(a)
............ 8,189 81,562
Clearway Energy, Inc., Class A .......... 2,832 91,558
Clearway Energy, Inc., Class C ......... 6,546 227,408
Ormat Technologies, Inc. .............. 6,917 625,643
Sunnova Energy International, Inc.
(a)(b)
..... 22,466 416,520
1,442,691
Insurance — 2.2%
Assured Guaranty Ltd. ............... 5,725 338,863
BRP Group, Inc., Class A
(a)
............ 13,680 387,828
Goosehead Insurance, Inc., Class A
(a)
..... 4,674 194,018
Hagerty , Inc., Class A
(a)(b)
.............. 4,348 39,523
HCI Group, Inc. .................... 1,219 44,664
Hippo Holdings, Inc.
(a)(b)
............... 3,587 61,983
Kinsale Capital Group, Inc. ............ 4,887 1,540,236
Lemonade, Inc.
(a)(b)
.................. 4,770 115,434
Oscar Health, Inc., Class A
(a)
........... 25,024 93,340
Palomar Holdings, Inc.
(a)
.............. 5,751 511,609
Primerica, Inc. ..................... 3,669 530,904
ProAssurance Corp. ................. 3,962 87,996
RenaissanceRe Holdings Ltd. .......... 5,227 808,512
RLI Corp. ........................ 9,183 1,194,433
Ryan Specialty Holdings, Inc., Class A
(a)(b)
.. 13,103 587,670
Selective Insurance Group, Inc. ......... 4,299 421,646
Stewart Information Services Corp. ....... 2,250 87,660
Trupanion , Inc.
(a)
................... 8,001 403,810
White Mountains Insurance Group Ltd. .... 575 814,286
8,264,415
Interactive Media & Services — 0.7%
Bumble, Inc., Class A
(a)
............... 17,936 455,574
BuzzFeed , Inc., Class A
(a)
............. 5,277 9,657
Cargurus , Inc., Class A
(a)(b)
............. 21,267 309,648
Eventbrite, Inc., Class A
(a)(b)
............ 6,415 42,147
fuboTV , Inc.
(a)(b)
.................... 21,455 78,525
MediaAlpha , Inc., Class A
(a)(b)
........... 2,637 28,954
Nextdoor Holdings, Inc., Class A
(a)(b)
...... 28,751 77,915
QuinStreet , Inc.
(a)
................... 7,193 82,072
Shutterstock , Inc. ................... 5,470 273,664
System1, Inc., Class A
(a)
.............. 4,647 24,072
TripAdvisor, Inc.
(a)
.................. 8,300 196,046
Vimeo, Inc.
(a)(b)
..................... 35,845 136,211
Yelp, Inc.
(a)
....................... 9,948 382,103
Ziff Davis, Inc.
(a)(b)
................... 5,203 402,660
ZipRecruiter, Inc., Class A
(a)
............ 6,431 107,848
2,607,096
Internet & Direct Marketing Retail — 0.8%
1-800-Flowers.com, Inc., Class A
(a)
....... 2,985 21,761
Boxed, Inc.
(a)
...................... 5,727 2,863
Chewy, Inc., Class A
(a)(b)
.............. 20,571 796,715
Duluth Holdings, Inc., Class B
(a)(b)
........ 1,360 11,832
Groupon, Inc.
(a)(b)
................... 1,949 14,364
Lands' End, Inc.
(a)(b)
................. 1,002 10,501
Liquidity Services, Inc.
(a)
.............. 6,067 104,231
Security
Shares
Shares Value
Internet & Direct Marketing Retail (continued)
Lulu's Fashion Lounge Holdings, Inc.
(a)
.... 1,992 $ 12,470
Overstock.com, Inc.
(a)(b)
............... 10,329 240,149
PetMed Express, Inc. ................ 1,957 41,723
Porch Group, Inc.
(a)
................. 19,071 25,936
Poshmark , Inc., Class A
(a)(b)
............ 9,980 178,243
RealReal , Inc. (The)
(a)
................ 18,845 31,848
Revolve Group, Inc., Class A
(a)
.......... 9,237 221,688
Stitch Fix, Inc., Class A
(a)
.............. 8,765 35,060
Vivid Seats, Inc., Class A
(a)
............ 5,628 46,150
Wayfair, Inc., Class A
(a)(b)
.............. 17,361 658,329
Xometry , Inc., Class A
(a)(b)
............. 6,685 401,501
2,855,364
IT Services — 3.8%
Affirm Holdings, Inc., Class A
(a)(b)
......... 46,726 937,791
AvidXchange Holdings, Inc.
(a)
........... 30,009 273,082
BigCommerce Holdings, Inc.
(a)
.......... 13,807 205,172
Cantaloupe, Inc.
(a)
.................. 12,207 40,893
Core Scientific, Inc.
(a)(b)
............... 57,508 11,502
Cyxtera Technologies, Inc., Class A
(a)
..... 5,457 13,206
DigitalOcean Holdings, Inc.
(a)(b)
.......... 13,898 499,216
Edgio , Inc.
(a)
...................... 17,859 48,041
Euronet Worldwide, Inc.
(a)
............. 10,697 898,655
EVERTEC, Inc. .................... 7,502 268,647
Evo Payments, Inc., Class A
(a)
.......... 10,900 367,221
ExlService Holdings, Inc.
(a)
............ 7,508 1,365,330
Fastly , Inc., Class A
(a)
................ 25,192 213,880
Flywire Corp.
(a)
.................... 14,002 307,344
Grid Dynamics Holdings, Inc., Class A
(a)
.... 10,689 145,477
Hackett Group, Inc. (The) ............. 6,250 136,500
I3 Verticals, Inc., Class A
(a)(b)
........... 5,132 111,672
International Money Express, Inc.
(a)
....... 7,661 207,077
Marqeta , Inc., Class A
(a)(b)
............. 90,921 716,457
Maximus, Inc. ..................... 5,345 329,626
Paya Holdings, Inc., Class A
(a)
.......... 19,738 158,693
Payoneer Global, Inc.
(a)
............... 23,589 182,815
Perficient , Inc.
(a)(b)
................... 7,872 527,188
Repay Holdings Corp., Class A
(a)(b)
....... 17,410 106,027
Shift4 Payments, Inc., Class A
(a)
......... 11,626 534,447
SolarWinds Corp.
(a)
................. 4,597 42,890
Squarespace, Inc., Class A
(a)(b)
.......... 9,520 211,439
Switch, Inc., Class A ................. 31,276 1,064,948
TaskUS , Inc., Class A
(a)(b)
.............. 6,088 122,917
Thoughtworks Holding, Inc.
(a)
........... 14,895 143,141
Toast, Inc., Class A
(a)
................ 68,343 1,509,697
TTEC Holdings, Inc. ................. 4,297 191,087
Tucows , Inc., Class A
(a)
............... 2,245 100,913
Verra Mobility Corp., Class A
(a)
.......... 32,411 553,256
WEX, Inc.
(a)
....................... 10,022 1,645,011
14,191,258
Leisure Products — 0.6%
Acushnet Holdings Corp. .............. 2,653 123,550
AMMO, Inc.
(a)(b)
.................... 19,938 64,799
Clarus Corp. ...................... 6,636 80,362
Latham Group, Inc.
(a)
................ 9,402 41,557
Malibu Boats, Inc., Class A
(a)(b)
.......... 1,571 83,106
Peloton Interactive, Inc., Class A
(a)(b)
...... 69,821 586,496
Solo Brands, Inc., Class A
(a)
............ 1,939 8,008
Topgolf Callaway Brands Corp.
(a)
........ 31,458 588,894
YETI Holdings, Inc.
(a)(b)
............... 19,554 627,292
2,204,064
Life Sciences Tools & Services — 1.3%
10X Genomics, Inc., Class A
(a)(b)
......... 21,566 586,164
AbCellera Biologics, Inc.
(a)
............. 30,775 364,068

2022
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
Absci Corp.
(a)
..................... 10,351 $ 32,709
Adaptive Biotechnologies Corp.
(a)
........ 11,637 90,536
Azenta , Inc. ...................... 16,986 754,178
Bionano Genomics, Inc.
(a)(b)
............ 66,435 155,458
Codexis , Inc.
(a)
..................... 14,601 82,058
CryoPort , Inc.
(a)(b)
................... 6,766 187,824
Cytek Biosciences, Inc.
(a)
.............. 8,852 137,383
Maravai LifeSciences Holdings, Inc., Class A
(a)
11,108 184,393
Medpace Holdings, Inc.
(a)
............. 5,697 1,264,620
NanoString Technologies, Inc.
(a)
......... 9,852 103,052
Pacific Biosciences of California, Inc.
(a)(b)
... 46,722 394,334
Quanterix Corp.
(a)
................... 3,960 43,837
Science 37 Holdings, Inc.
(a)
............ 13,860 20,097
Seer, Inc., Class A
(a)
................. 4,423 34,632
SomaLogic , Inc., Class A
(a)
............ 34,000 117,980
Sotera Health Co.
(a)
................. 22,574 155,309
4,708,632
Machinery — 4.6%
3D Systems Corp.
(a)(b)
................ 29,458 260,114
Alamo Group, Inc. .................. 1,258 191,317
Albany International Corp., Class A ....... 4,223 386,911
Altra Industrial Motion Corp. ........... 4,757 286,086
Astec Industries, Inc. ................ 2,207 96,335
Berkshire Grey, Inc., Class A
(a)(b)
......... 11,213 15,025
Blue Bird Corp.
(a)(b)
.................. 1,186 10,876
Chart Industries, Inc.
(a)(b)
.............. 8,135 1,813,129
Columbus McKinnon Corp. ............ 3,316 94,572
Crane Holdings Co. ................. 4,587 460,260
Desktop Metal, Inc., Class A
(a)(b)
......... 53,476 135,294
Donaldson Co., Inc. ................. 14,705 844,802
Energy Recovery, Inc.
(a)
.............. 12,597 324,121
Enerpac Tool Group Corp., Class A ....... 13,160 334,396
EnPro Industries, Inc. ................ 2,308 245,802
ESCO Technologies, Inc. ............. 5,857 504,698
Evoqua Water Technologies Corp.
(a)
...... 27,544 1,079,174
Federal Signal Corp. ................ 7,079 330,235
Flowserve Corp. ................... 14,587 418,355
Franklin Electric Co., Inc. ............. 8,800 721,072
Gorman-Rupp Co. (The) .............. 2,615 70,971
Greenbrier Cos., Inc. (The) ............ 4,199 148,267
Helios Technologies, Inc. .............. 7,389 418,882
Hillman Solutions Corp.
(a)(b)
............ 9,514 74,304
Hydrofarm Holdings Group, Inc.
(a)(b)
....... 10,053 25,937
Hyzon Motors, Inc., Class A
(a)(b)
......... 20,392 38,949
Ideanomics , Inc.
(a)(b)
................. 110,962 33,843
ITT, Inc. ......................... 10,648 813,401
John Bean Technologies Corp. .......... 7,220 658,464
Kadant , Inc. ...................... 2,642 470,144
Lindsay Corp. ..................... 2,497 422,742
Manitowoc Co., Inc. (The)
(a)
............ 4,043 36,872
Markforged Holding Corp.
(a)
............ 19,750 43,055
Microvast Holdings, Inc.
(a)
............. 43,369 106,254
Mueller Industries, Inc. ............... 8,061 504,941
Mueller Water Products, Inc., Class A ..... 17,520 204,984
Nikola Corp.
(a)(b)
.................... 73,202 277,436
Omega Flex, Inc. ................... 677 63,909
Oshkosh Corp. .................... 6,869 604,472
Proterra , Inc.
(a)
..................... 20,815 129,886
Proto Labs, Inc.
(a)
................... 6,227 237,809
RBC Bearings, Inc.
(a)(b)
............... 4,254 1,078,517
Shyft Group, Inc. (The) ............... 7,367 169,294
SPX Technologies, Inc.
(a)
.............. 4,233 278,701
Standex International Corp. ............ 1,585 156,994
Terex Corp. ....................... 9,487 384,603
Security
Shares
Shares Value
Machinery (continued)
Titan International, Inc.
(a)
.............. 7,959 $ 119,067
Trinity Industries, Inc. ................ 12,916 368,493
Velo3D, Inc.
(a)(b)
.................... 13,775 54,273
Wabash National Corp. ............... 3,720 80,538
Watts Water Technologies, Inc., Class A .... 3,520 515,187
Xos , Inc.
(a)
....................... 14,376 16,245
17,160,008
Marine — 0.2%
Eagle Bulk Shipping, Inc. ............. 1,071 51,815
Genco Shipping & Trading Ltd. .......... 3,443 46,136
Kirby Corp.
(a)
...................... 5,344 372,744
Matson, Inc. ...................... 3,600 264,888
735,583
Media — 0.8%
AdTheorent Holding Co., Inc.
(a)(b)
......... 6,941 14,715
Boston Omaha Corp., Class A
(a)
......... 4,418 123,130
Cardlytics, Inc.
(a)(b)
.................. 7,334 69,160
EW Scripps Co. (The), Class A, NVS
(a)
.... 5,065 71,872
Integral Ad Science Holding Corp.
(a)
...... 8,334 70,172
Magnite , Inc.
(a)(b)
.................... 26,532 193,418
New York Times Co. (The), Class A
(b)
..... 37,474 1,085,247
PubMatic, Inc., Class A
(a)(b)
............. 9,709 168,937
Scholastic Corp., NVS ............... 3,587 136,808
TechTarget , Inc.
(a)
................... 6,151 397,047
TEGNA, Inc. ...................... 24,451 510,537
WideOpenWest , Inc.
(a)(b)
.............. 6,089 83,480
2,924,523
Metals & Mining — 0.9%
Alpha Metallurgical Resources, Inc. ...... 2,183 368,600
ATI, Inc.
(a)
........................ 29,493 877,712
Century Aluminum Co.
(a)
.............. 6,107 44,031
Compass Minerals International, Inc. ...... 7,795 308,214
Haynes International, Inc. ............. 1,713 83,783
Hecla Mining Co. ................... 63,065 288,207
Kaiser Aluminum Corp. ............... 1,478 119,408
Materion Corp. .................... 3,055 261,844
MP Materials Corp., Class A
(a)
.......... 20,946 629,218
Piedmont Lithium, Inc.
(a)(b)
............. 3,711 230,898
Ramaco Resources, Inc. .............. 3,162 35,699
3,247,614
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Ellington Financial, Inc. ............... 5,894 78,862
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. .................... 10,346 281,204
360,066
Multiline Retail — 0.1%
Dillard's, Inc., Class A ................ 367 120,666
Ollie's Bargain Outlet Holdings, Inc.
(a)
..... 4,908 274,848
395,514
Oil, Gas & Consumable Fuels — 2.0%
Alto Ingredients, Inc.
(a)
............... 6,360 26,267
Arch Resources, Inc., Class A .......... 2,652 403,873
Archaea Energy, Inc., Class A
(a)
......... 16,636 429,375
Brigham Minerals, Inc., Class A ......... 7,206 223,386
Clean Energy Fuels Corp.
(a)(b)
........... 39,948 268,051
Denbury, Inc.
(a)
.................... 6,127 560,069
Enviva , Inc. ....................... 3,377 202,080
Excelerate Energy, Inc., Class A ......... 1,981 54,715
Gevo , Inc.
(a)
...................... 28,221 63,497
Green Plains, Inc.
(a)
................. 8,450 244,121
International Seaways, Inc. ............ 3,906 165,653

Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
Morningstar Small-Cap Growth ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Kosmos Energy Ltd.
(a)
................ 57,334 $ 372,098
Magnolia Oil & Gas Corp., Class A ....... 13,112 336,716
Matador Resources Co. .............. 12,842 853,351
Murphy Oil Corp. ................... 14,820 718,918
NextDecade Corp.
(a)
................. 5,363 37,541
Range Resources Corp. .............. 31,629 900,794
REX American Resources Corp.
(a)
....... 1,482 44,445
Riley Exploration Permian, Inc. .......... 539 15,669
SM Energy Co. .................... 14,096 634,038
Tellurian, Inc.
(a)
.................... 116,354 314,156
Uranium Energy Corp.
(a)(b)
............. 76,625 322,591
VAALCO Energy, Inc. ................ 9,217 47,468
Vertex Energy, Inc.
(a)(b)
............... 14,177 120,930
7,359,802
Paper & Forest Products — 0.0%
Glatfelter Corp. .................... 3,876 10,969
Mercer International, Inc. .............. 4,033 54,123
65,092
Personal Products — 0.4%
Beauty Health Co. (The), Class A
(a)(b)
...... 24,103 275,497
elf Beauty, Inc.
(a)(b)
.................. 11,291 488,449
Honest Co., Inc. (The)
(a)
.............. 4,079 13,501
Inter Parfums , Inc. .................. 4,070 329,182
Medifast , Inc. ..................... 1,639 191,747
USANA Health Sciences, Inc.
(a)
......... 1,056 55,450
Veru , Inc.
(a)(b)
...................... 11,919 145,889
1,499,715
Pharmaceuticals — 1.4%
Aclaris Therapeutics, Inc.
(a)
............ 11,674 182,231
Amphastar Pharmaceuticals, Inc.
(a)
....... 8,649 267,254
ANI Pharmaceuticals, Inc.
(a)
............ 1,878 72,472
Arvinas , Inc.
(a)
..................... 10,963 544,971
Atea Pharmaceuticals, Inc.
(a)
........... 10,992 65,952
Axsome Therapeutics, Inc.
(a)
........... 7,238 326,796
Cassava Sciences, Inc.
(a)(b)
............ 8,588 312,947
Corcept Therapeutics, Inc.
(a)(b)
.......... 11,550 330,330
DICE Therapeutics, Inc.
(a)
............. 3,917 139,093
Evolus , Inc.
(a)
..................... 8,381 71,741
EyePoint Pharmaceuticals, Inc.
(a)
........ 5,166 27,896
Fulcrum Therapeutics, Inc.
(a)
........... 7,497 41,683
Harmony Biosciences Holdings, Inc.
(a)(b)
.... 6,745 350,740
Intra-Cellular Therapies, Inc.
(a)
.......... 19,907 909,153
NGM Biopharmaceuticals, Inc.
(a)
......... 5,567 29,728
Pacira BioSciences , Inc.
(a)
............. 10,411 538,873
Phathom Pharmaceuticals, Inc.
(a)(b)
....... 2,235 23,691
Reata Pharmaceuticals, Inc., Class A
(a)
.... 6,310 203,182
Relmada Therapeutics, Inc.
(a)
........... 3,608 23,055
Revance Therapeutics, Inc.
(a)
........... 18,342 409,210
SIGA Technologies, Inc. .............. 4,813 44,231
Theravance Biopharma, Inc.
(a)(b)
......... 13,109 130,697
Tilray Brands, Inc.
(a)(b)
................ 67,460 274,562
Tricida , Inc.
(a)(b)
.................... 3,062 1,018
5,321,506
Professional Services — 2.0%
Alight, Inc., Class A
(a)
................ 33,268 275,792
ASGN, Inc.
(a)
...................... 7,779 659,504
Barrett Business Services, Inc. .......... 587 51,198
CBIZ, Inc.
(a)(b)
...................... 7,591 376,817
CRA International, Inc. ............... 992 101,918
Exponent, Inc. ..................... 11,584 1,103,492
First Advantage Corp.
(a)
............... 13,247 186,120
Forrester Research, Inc.
(a)
............. 2,585 109,397
Security
Shares
Shares Value
Professional Services (continued)
Franklin Covey Co.
(a)
................ 2,759 $ 139,605
FTI Consulting, Inc.
(a)(b)
............... 3,999 622,364
Heidrick & Struggles International, Inc. .... 1,842 51,871
HireRight Holdings Corp.
(a)
............ 4,252 57,232
Huron Consulting Group, Inc.
(a)
.......... 2,994 220,448
ICF International, Inc. ................ 2,305 275,747
Insperity , Inc. ...................... 8,113 957,496
KBR, Inc. ........................ 11,752 584,897
Kforce , Inc. ....................... 3,189 201,768
Korn Ferry ....................... 6,635 368,840
Legalzoom.com, Inc.
(a)
............... 9,939 91,936
Planet Labs PBC
(a)
.................. 43,394 227,819
Resources Connection, Inc. ............ 2,829 51,686
Sterling Check Corp.
(a)
............... 5,333 104,154
TriNet Group, Inc.
(a)(b)
................ 3,702 240,556
Upwork , Inc.
(a)
..................... 26,996 363,096
7,423,753
Real Estate Management & Development — 0.4%
DigitalBridge Group, Inc., Class A ........ 10,770 137,856
Douglas Elliman , Inc. ................ 8,782 40,573
eXp World Holdings, Inc.
(b)
............. 16,549 218,612
Forestar Group, Inc.
(a)
................ 1,651 19,118
Howard Hughes Corp. (The)
(a)
.......... 8,140 499,389
Kennedy-Wilson Holdings, Inc. .......... 12,313 204,519
Marcus & Millichap, Inc. .............. 2,361 86,979
St. Joe Co. (The) ................... 7,786 276,637
1,483,683
Road & Rail — 0.6%
ArcBest Corp.
(b)
.................... 2,952 234,477
Bird Global, Inc., Class A
(a)(b)
........... 33,262 14,442
Landstar System, Inc. ................ 4,133 645,657
PAM Transportation Services, Inc.
(a)
...... 937 26,096
Saia, Inc.
(a)
....................... 5,999 1,192,961
TuSimple Holdings, Inc., Class A
(a)(b)
...... 30,836 105,768
2,219,401
Semiconductors & Semiconductor Equipment — 3.2%
ACM Research, Inc., Class A
(a)
.......... 9,182 58,765
Allegro MicroSystems , Inc.
(a)
........... 14,827 376,754
Alpha & Omega Semiconductor Ltd.
(a)
..... 3,274 107,224
Ambarella , Inc.
(a)
................... 8,260 452,070
Amkor Technology, Inc. ............... 9,332 194,012
Axcelis Technologies, Inc.
(a)(b)
........... 7,481 433,898
CEVA, Inc.
(a)
...................... 5,316 147,041
Cirrus Logic, Inc.
(a)(b)
................. 5,933 398,223
Cohu , Inc.
(a)
...................... 7,073 232,843
Credo Technology Group Holding Ltd.
(a)(b)
... 20,472 281,285
Diodes, Inc.
(a)
..................... 10,301 738,273
FormFactor , Inc.
(a)
.................. 17,591 355,514
Impinj , Inc.
(a)
...................... 4,756 545,180
indie Semiconductor, Inc., Class A
(a)
...... 14,536 113,672
Kulicke & Soffa Industries, Inc. .......... 8,226 344,998
MACOM Technology Solutions Holdings, Inc.
(a)
11,591 670,771
Magnachip Semiconductor Corp.
(a)
....... 6,630 65,969
MaxLinear , Inc.
(a)(b)
.................. 16,384 505,938
MKS Instruments, Inc. ............... 7,667 629,844
Navitas Semiconductor Corp.
(a)(b)
........ 17,099 71,987
Onto Innovation, Inc.
(a)
............... 7,260 485,258
PDF Solutions, Inc.
(a)
................ 6,710 158,222
Power Integrations, Inc. .............. 12,982 866,029
Rambus, Inc.
(a)
.................... 15,433 465,459
Rockley Photonics Holdings Ltd.
(a)
....... 10,689 5,452
Semtech Corp.
(a)
................... 14,396 398,625
Silicon Laboratories, Inc.
(a)(b)
............ 7,760 891,779

2022
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
SiTime Corp.
(a)
..................... 3,646 $ 327,447
SMART Global Holdings, Inc.
(a)
.......... 4,522 61,183
Synaptics , Inc.
(a)
................... 5,426 480,744
Ultra Clean Holdings, Inc.
(a)
............ 4,249 132,186
Universal Display Corp. .............. 9,853 938,203
Veeco Instruments, Inc.
(a)
............. 5,594 101,979
12,036,827
Software — 9.7%
8x8, Inc.
(a)(b)
....................... 27,556 116,562
A10 Networks, Inc. .................. 15,029 252,487
ACI Worldwide, Inc.
(a)
................ 18,326 445,872
Adeia , Inc. ....................... 7,753 86,678
Agilysys , Inc.
(a)
.................... 4,476 287,225
Alarm.com Holdings, Inc.
(a)
............ 11,262 662,656
Altair Engineering, Inc., Class A
(a)(b)
....... 11,871 582,273
Alteryx , Inc., Class A
(a)(b)
.............. 13,752 670,135
American Software, Inc., Class A ........ 4,909 84,091
Amplitude, Inc., Class A
(a)(b)
............ 11,740 197,232
Appfolio , Inc., Class A
(a)
.............. 4,232 530,566
Appian Corp., Class A
(a)(b)
............. 9,293 453,684
Arteris , Inc.
(a)
...................... 3,571 19,783
Asana, Inc., Class A
(a)(b)
............... 17,128 352,837
AvePoint , Inc., Class A
(a)(b)
............. 19,001 83,034
Blackbaud , Inc.
(a)
................... 4,841 264,803
Blackline, Inc.
(a)
.................... 12,281 687,736
Blend Labs, Inc., Class A
(a)(b)
........... 36,294 91,098
Box, Inc., Class A
(a)(b)
................ 32,687 949,557
Braze, Inc., Class A
(a)(b)
............... 6,875 203,569
BTRS Holdings, Inc., Class A
(a)
.......... 13,141 124,051
C3.ai, Inc., Class A
(a)(b)
............... 18,594 243,767
CCC Intelligent Solutions Holdings, Inc.
(a)
... 23,748 221,569
Cerence , Inc.
(a)
.................... 4,532 77,950
ChannelAdvisor Corp.
(a)
.............. 3,030 69,811
Clear Secure, Inc., Class A
(a)(b)
.......... 16,230 438,535
Clearwater Analytics Holdings, Inc., Class A
(a)(b)
11,654 189,844
CommVault Systems, Inc.
(a)
............ 6,239 379,893
Confluent, Inc., Class A
(a)(b)
............ 32,084 862,418
Couchbase , Inc.
(a)
.................. 5,461 69,901
Coupa Software, Inc.
(a)
............... 17,133 911,990
CS Disco, Inc.
(a)(b)
................... 3,792 40,650
Cvent Holding Corp.
(a)
................ 13,991 81,847
Digimarc Corp.
(a)(b)
.................. 3,029 49,494
Digital Turbine, Inc.
(a)
................ 20,538 299,855
Dolby Laboratories, Inc., Class A ........ 13,969 933,688
Domo, Inc., Class B
(a)
................ 7,016 123,973
DoubleVerify Holdings, Inc.
(a)(b)
.......... 14,495 423,689
Dropbox, Inc., Class A
(a)
.............. 62,476 1,358,853
Duck Creek Technologies, Inc.
(a)(b)
........ 17,143 204,687
E2open Parent Holdings, Inc., Class A
(a)
... 38,915 226,874
Enfusion , Inc., Class A
(a)(b)
............. 2,840 40,243
Envestnet , Inc.
(a)
................... 10,881 536,542
Everbridge , Inc.
(a)
................... 9,087 284,696
EverCommerce , Inc.
(a)
............... 6,507 56,676
Expensify, Inc., Class A
(a)(b)
............ 10,095 132,144
Freshworks , Inc., Class A
(a)(b)
........... 32,935 447,587
Gitlab , Inc., Class A
(a)(b)
............... 12,171 589,807
HashiCorp , Inc., Class A
(a)(b)
............ 9,021 277,215
Informatica , Inc., Class A
(a)(b)
........... 8,624 166,961
Intapp , Inc.
(a)
...................... 3,329 74,769
InterDigital , Inc. .................... 6,762 337,221
Jamf Holding Corp.
(a)
................ 10,107 239,233
JFrog Ltd.
(a)(b)
..................... 13,600 345,440
KnowBe4, Inc., Class A
(a)
............. 18,082 444,456
Latch, Inc.
(a)
...................... 24,032 32,203
Security
Shares
Shares Value
Software (continued)
LivePerson , Inc.
(a)
.................. 15,482 $ 163,645
LiveRamp Holdings, Inc.
(a)
............. 15,350 281,826
Marathon Digital Holdings, Inc.
(a)(b)
....... 25,195 330,306
Matterport , Inc., Class A
(a)(b)
............ 49,544 172,909
MeridianLink , Inc.
(a)
................. 4,502 81,036
MicroStrategy , Inc., Class A
(a)(b)
.......... 2,114 565,516
Mitek Systems, Inc.
(a)
................ 10,235 115,758
Model N, Inc.
(a)
.................... 7,629 289,902
Momentive Global, Inc.
(a)
.............. 28,905 224,303
N-able, Inc.
(a)
...................... 15,213 164,757
nCino , Inc.
(a)(b)
..................... 17,268 543,597
New Relic, Inc.
(a)
................... 12,952 767,276
NextNav , Inc.
(a)
.................... 4,950 16,978
Nutanix , Inc., Class A
(a)
............... 29,453 807,012
Olo , Inc., Class A
(a)(b)
................. 23,270 205,009
ON24, Inc.
(a)
...................... 9,529 77,566
OneSpan , Inc.
(a)
.................... 5,040 55,390
PagerDuty , Inc.
(a)
................... 18,103 451,489
Paycor HCM, Inc.
(a)(b)
................ 7,109 216,611
Pegasystems , Inc. .................. 9,353 348,025
Progress Software Corp. .............. 5,477 279,491
PROS Holdings, Inc.
(a)
............... 4,432 110,578
Q2 Holdings, Inc.
(a)
.................. 12,992 403,272
Qualtrics International, Inc., Class A
(a)
..... 24,387 291,912
Qualys , Inc.
(a)
..................... 7,911 1,127,792
Rapid7, Inc.
(a)
..................... 13,324 603,177
Rimini Street, Inc.
(a)
................. 5,134 28,802
Riot Blockchain , Inc.
(a)(b)
.............. 30,668 211,302
Samsara, Inc., Class A
(a)(b)
............. 18,461 227,255
SentinelOne , Inc., Class A
(a)
............ 45,246 1,033,419
Smartsheet , Inc., Class A
(a)(b)
........... 29,343 1,024,658
Sprinklr , Inc., Class A
(a)
............... 13,362 123,598
Sprout Social, Inc., Class A
(a)(b)
.......... 10,626 641,067
SPS Commerce, Inc.
(a)(b)
.............. 8,162 1,032,656
Sumo Logic, Inc.
(a)
.................. 23,952 184,670
Telos Corp.
(a)
...................... 12,255 129,903
Tenable Holdings, Inc.
(a)
.............. 25,348 1,030,143
Teradata Corp.
(a)
................... 23,277 735,320
Upland Software, Inc.
(a)
............... 2,986 24,007
Varonis Systems, Inc.
(a)
............... 24,904 666,680
Verint Systems, Inc.
(a)
................ 7,680 272,102
Veritone , Inc.
(a)(b)
................... 7,123 52,781
Vertex, Inc., Class A
(a)(b)
............... 8,043 144,935
WM Technology, Inc., Class A
(a)
......... 8,223 16,857
Workiva , Inc., Class A
(a)
............... 10,353 805,567
Yext , Inc.
(a)
....................... 14,623 77,794
Zeta Global Holdings Corp., Class A
(a)
..... 28,030 233,770
Zuora , Inc., Class A
(a)
................ 27,495 211,437
35,964,266
Specialty Retail — 1.2%
Arko Corp. ....................... 11,212 114,923
Asbury Automotive Group, Inc.
(a)
......... 2,203 347,523
Boot Barn Holdings, Inc.
(a)
............. 6,763 384,138
Camping World Holdings, Inc., Class A
(b)
... 3,766 104,808
Carvana Co., Class A
(a)(b)
.............. 22,469 304,006
EVgo , Inc., Class A
(a)(b)
............... 15,878 117,656
Guess?, Inc. ...................... 2,630 44,657
Leslie's, Inc.
(a)
..................... 33,524 470,677
LL Flooring Holdings, Inc.
(a)
............ 2,393 19,910
MarineMax , Inc.
(a)
................... 1,624 52,471
Monro , Inc. ....................... 4,410 210,577
Murphy USA, Inc. .................. 3,215 1,011,150
National Vision Holdings, Inc.
(a)(b)
........ 9,315 345,028
Petco Health & Wellness Co., Inc.
(a)
...... 18,064 190,214

Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
Morningstar Small-Cap Growth ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Specialty Retail (continued)
Signet Jewelers Ltd. ................. 5,015 $ 327,179
Warby Parker, Inc., Class A
(a)(b)
.......... 14,127 226,738
Winmark Corp. .................... 637 160,295
4,431,950
Technology Hardware, Storage & Peripherals — 0.1%
(a)
Avid Technology, Inc. ................ 4,555 125,217
Eastman Kodak Co.
(b)
................ 9,035 48,337
IonQ , Inc. ........................ 34,240 201,674
375,228
Textiles, Apparel & Luxury Goods — 1.0%
Allbirds , Inc., Class A
(a)(b)
.............. 22,050 75,852
Carter's, Inc. ...................... 3,270 221,935
Columbia Sportswear Co. ............. 3,194 237,953
Crocs, Inc.
(a)
...................... 6,374 450,960
PLBY Group, Inc.
(a)(b)
................ 7,528 27,251
Ralph Lauren Corp., Class A ........... 5,958 552,247
Skechers USA, Inc., Class A
(a)
.......... 30,557 1,052,078
Steven Madden Ltd. ................. 8,153 243,530
Under Armour , Inc., Class A
(a)
........... 43,089 321,013
Under Armour , Inc., Class C, NVS
(a)
...... 45,057 295,574
Wolverine World Wide, Inc. ............ 6,075 104,065
3,582,458
Thrifts & Mortgage Finance — 0.3%
Axos Financial, Inc.
(a)
................ 5,407 210,657
Columbia Financial, Inc.
(a)
............. 7,558 155,241
Hingham Institution for Savings (The) ..... 196 48,461
Kearny Financial Corp. ............... 6,205 62,919
Merchants Bancorp ................. 3,612 86,507
Mr Cooper Group, Inc.
(a)
.............. 9,833 388,305
NMI Holdings, Inc., Class A
(a)
........... 6,770 148,466
Southern Missouri Bancorp, Inc. ......... 685 35,106
TFS Financial Corp. ................. 3,772 52,997
1,188,659
Tobacco — 0.0%
Turning Point Brands, Inc. ............. 2,211 52,091
Trading Companies & Distributors — 1.3%
Applied Industrial Technologies, Inc. ...... 4,937 614,064
BlueLinx Holdings, Inc.
(a)
.............. 1,052 74,124
Core & Main, Inc., Class A
(a)
............ 16,421 387,207
Custom Truck One Source, Inc.
(a)(b)
....... 9,797 67,893
DXP Enterprises, Inc.
(a)
............... 2,280 65,231
Global Industrial Co. ................. 2,192 69,574
H&E Equipment Services, Inc. .......... 3,440 129,895
Herc Holdings, Inc. .................. 5,766 678,139
McGrath RentCorp .................. 3,183 299,361
NOW, Inc.
(a)
...................... 10,274 130,788
SiteOne Landscape Supply, Inc.
(a)
........ 10,202 1,182,106
Titan Machinery, Inc.
(a)
............... 1,837 63,156
Transcat , Inc.
(a)
.................... 1,628 134,733
WESCO International, Inc.
(a)
........... 5,432 748,367
4,644,638
Water Utilities — 0.3%
American States Water Co. ............ 4,621 418,016
California Water Service Group ......... 6,359 394,639
Middlesex Water Co. ................ 2,048 183,235
SJW Group ....................... 3,034 214,443
York Water Co. (The) ................ 1,799 78,364
1,288,697
Security
Shares
Shares Value
Wireless Telecommunication Services — 0.1%
Gogo , Inc.
(a)
...................... 12,327 $ 175,290
Shenandoah Telecommunications Co. ..... 11,367 257,576
432,866
Total Long-Term Investments — 99.8%
(Cost: $426,466,086) ............................. 370,721,906
Short-Term Securities
Money Market Funds — 17.4%
(d)(e)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 3.29%
(f)
............ 64,142,948 64,130,120
BlackRock Cash Funds: Treasury, SL Agency
Shares, 2.97% .................. 474,815 474,815
Total Short-Term Securities — 17.4%
(Cost: $64,602,269) .............................. 64,604,935
Total Investments — 117.2%
(Cost: $491,068,355 ) ............................. 435,326,841
Liabilities in Excess of Other Assets — (17.2)% ........... (64,034,081)
Net Assets — 100.0% ..............................
$ 371,292,760
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

2022
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
Morningstar Small-Cap Growth ETF

Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
04/30/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/22
Shares
Held at
10/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 54,627,389 $ 9,517,440
(a)
$ — $ (5,238) $ (9,471) $ 64,130,120 64,142,948 $ 489,400
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 600,000 — (125,185)
(a)
— — 474,815 474,815 6,396 —
$ (5,238) $ (9,471) $ 64,604,935 $ 495,796 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 4 12/16/22 $ 371 $ 22,697
Xak Technology Equity Index .................................................. 1 12/16/22 129 7,438
$ 30,135
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 30,135 $ — $ — $ — $ 30,135
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended October 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (74,119) $ — $ — $ — $ (74,119)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ 93,959 $ — $ — $ — $ 93,959
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 699,735

Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
Morningstar Small-Cap Growth ETF
Schedule of Investments

See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 370,721,906 $ — $ — $ 370,721,906
Short-Term Securities
Money Market Funds ...................................... 64,604,935 — — 64,604,935
$ 435,326,841 $ — $ — $ 435,326,841
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 30,135 $ — $ — $ 30,135
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2022
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited)
October 31, 2022
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.3%
AAR Corp.
(a)
...................... 7,726 $ 342,416
Aerojet Rocketdyne Holdings, Inc.
(a)
...... 10,087 488,715
AerSale Corp.
(a)
.................... 3,635 77,062
BWX Technologies, Inc. .............. 11,285 643,019
Cadre Holdings, Inc.
(b)
................ 2,170 63,733
Curtiss-Wright Corp. ................. 4,891 820,857
Kaman Corp. ..................... 3,095 99,350
Kratos Defense & Security Solutions, Inc.
(a)
. 11,678 129,392
Mercury Systems, Inc.
(a)
.............. 8,743 423,161
Moog, Inc., Class A ................. 6,586 558,164
National Presto Industries, Inc. .......... 1,234 86,985
Parsons Corp.
(a)(b)
................... 7,610 356,757
Spirit AeroSystems Holdings, Inc., Class A .. 14,924 345,640
Triumph Group, Inc.
(a)
................ 5,369 48,589
V2X, Inc.
(a)
....................... 2,488 101,983
Woodward, Inc.
(b)
................... 4,919 451,072
5,036,895
Air Freight & Logistics — 0.4%
Air Transport Services Group, Inc.
(a)
...... 6,965 203,378
Atlas Air Worldwide Holdings, Inc.
(a)
...... 5,853 591,972
Forward Air Corp. .................. 2,874 304,270
Hub Group, Inc., Class A
(a)
............. 4,781 371,006
1,470,626
Airlines — 0.7%
Alaska Air Group, Inc.
(a)
............... 28,854 1,282,849
Blade Air Mobility, Inc., Class A
(a)
........ 6,251 28,129
Hawaiian Holdings, Inc.
(a)
............. 6,603 95,281
JetBlue Airways Corp.
(a)(b)
............. 74,020 595,121
SkyWest, Inc.
(a)
.................... 6,620 117,042
Spirit Airlines, Inc. .................. 24,777 545,094
Wheels Up Experience, Inc., Class A
(a)(b)
... 39,548 70,000
2,733,516
Auto Components — 1.1%
Adient plc
(a)
....................... 8,691 304,011
American Axle & Manufacturing Holdings, Inc.
(a)
26,139 253,287
Autoliv, Inc. ....................... 10,618 853,156
Dana, Inc. ........................ 16,877 269,357
Dorman Products, Inc.
(a)
.............. 2,056 167,811
Garrett Motion, Inc.
(a)(b)
............... 13,214 87,741
Goodyear Tire & Rubber Co. (The)
(a)
...... 64,542 819,683
Holley, Inc.
(a)(b)
..................... 5,531 22,013
LCI Industries ..................... 3,114 330,427
Modine Manufacturing Co.
(a)
........... 11,953 214,198
Patrick Industries, Inc. ............... 4,934 225,533
QuantumScape Corp., Class A
(a)(b)
....... 27,354 227,859
Standard Motor Products, Inc. .......... 4,221 160,102
Stoneridge, Inc.
(a)(b)
.................. 6,133 127,996
Tenneco, Inc., Class A
(a)
.............. 18,853 371,404
4,434,578
Automobiles — 0.6%
Harley-Davidson, Inc. ................ 30,283 1,302,169
Lordstown Motors Corp., Class A
(a)(b)
...... 38,031 68,836
Mullen Automotive, Inc.
(a)(b)
............ 93,664 44,621
Thor Industries, Inc. ................. 6,848 557,907
Winnebago Industries, Inc. ............ 4,297 256,488
2,230,021
Banks — 14.7%
1st Source Corp. ................... 3,918 227,871
Amerant Bancorp, Inc., Class A ......... 3,599 108,330
Ameris Bancorp .................... 14,643 754,261
Security
Shares
Shares Value
Banks (continued)
Associated Banc-Corp. ............... 36,046 $ 877,720
Atlantic Union Bankshares Corp. ........ 17,771 613,810
Banc of California, Inc. ............... 12,770 213,004
BancFirst Corp. .................... 2,296 220,003
Bancorp, Inc. (The)
(a)
................ 5,070 139,831
Bank of Hawaii Corp. ................ 9,155 695,322
Bank of Marin Bancorp ............... 3,952 142,667
Bank OZK ....................... 25,319 1,088,211
BankUnited, Inc. ................... 16,548 594,901
Banner Corp. ..................... 7,037 526,016
Berkshire Hills Bancorp, Inc. ........... 9,614 281,210
BOK Financial Corp. ................. 6,820 751,496
Brookline Bancorp, Inc. ............... 16,141 221,939
Byline Bancorp, Inc. ................. 4,027 93,104
Cadence Bank .................... 38,494 1,064,359
Cambridge Bancorp ................. 1,820 159,887
Camden National Corp. .............. 3,759 163,592
Carter Bankshares, Inc.
(a)
............. 6,201 110,998
Cathay General Bancorp .............. 16,952 773,011
Central Pacific Financial Corp. .......... 3,937 80,787
City Holding Co. ................... 1,945 196,153
Columbia Banking System, Inc. ......... 15,901 532,206
Community Bank System, Inc. .......... 10,929 682,297
Community Trust Bancorp, Inc. ......... 3,440 162,678
ConnectOne Bancorp, Inc. ............ 5,375 134,644
CrossFirst Bankshares, Inc.
(a)
........... 5,969 83,029
Customers Bancorp, Inc.
(a)
............. 6,431 216,660
CVB Financial Corp. ................. 27,734 796,520
Dime Community Bancshares, Inc. ....... 3,067 105,904
Eagle Bancorp, Inc. ................. 6,681 302,516
Enterprise Financial Services Corp. ...... 9,156 489,571
Equity Bancshares, Inc., Class A ........ 3,815 136,272
Farmers National Banc Corp. ........... 8,044 110,525
FB Financial Corp. .................. 5,701 239,214
Financial Institutions, Inc. ............. 4,430 105,567
First BanCorp/Puerto Rico ............. 22,066 348,422
First Bancorp/Southern Pines NC ........ 7,290 324,915
First Bancshares, Inc. (The) ............ 6,000 196,440
First Busey Corp. ................... 13,462 355,531
First Commonwealth Financial Corp. ...... 17,358 248,914
First Financial Bancorp ............... 17,385 453,227
First Financial Corp. ................. 3,136 152,065
First Foundation, Inc. ................ 12,721 203,027
First Hawaiian, Inc. ................. 29,610 757,424
First Internet Bancorp ................ 1,056 27,129
First Interstate BancSystem, Inc., Class A .. 20,937 954,937
First Merchants Corp. ................ 14,092 632,731
First Mid Bancshares, Inc. ............. 3,930 140,733
First of Long Island Corp. (The) ......... 6,429 113,022
Flushing Financial Corp. .............. 7,577 149,267
FNB Corp. ....................... 79,869 1,154,107
Fulton Financial Corp. ................ 38,133 695,165
German American Bancorp, Inc. ......... 4,743 186,352
Glacier Bancorp, Inc. ................ 15,576 892,193
Great Southern Bancorp, Inc. ........... 2,606 161,520
Hancock Whitney Corp. .............. 20,138 1,125,110
Hanmi Financial Corp. ............... 5,346 143,166
HarborOne Bancorp, Inc. ............. 5,831 88,806
Heartland Financial USA, Inc. .......... 9,422 464,693
Heritage Commerce Corp. ............. 16,385 234,305
Heritage Financial Corp. .............. 7,188 242,164
Hilltop Holdings, Inc. ................. 10,817 313,152
Home BancShares, Inc. .............. 44,582 1,136,395
HomeStreet, Inc. ................... 3,788 98,336
HomeTrust Bancshares, Inc. ........... 3,898 93,669

Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
Morningstar Small-Cap Value ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
Hope Bancorp, Inc. ................. 21,811 $ 295,975
Horizon Bancorp, Inc. ................ 9,998 149,070
Independent Bank Corp. .............. 14,863 950,705
Independent Bank Group, Inc. .......... 8,219 518,537
International Bancshares Corp. ......... 12,575 623,720
Lakeland Bancorp, Inc. ............... 16,709 311,623
Lakeland Financial Corp. .............. 2,834 234,230
Mercantile Bank Corp. ............... 4,064 142,037
Metropolitan Bank Holding Corp.
(a)
....... 982 64,812
Midland States Bancorp, Inc. ........... 5,703 159,912
MVB Financial Corp. ................ 1,543 38,205
National Bank Holdings Corp., Class A .... 6,933 303,804
NBT Bancorp, Inc. .................. 9,028 427,837
Nicolet Bankshares, Inc.
(a)(b)
............ 2,981 227,420
Northwest Bancshares, Inc. ............ 25,856 389,391
OceanFirst Financial Corp. ............ 15,364 346,919
OFG Bancorp ..................... 10,059 280,445
Old National Bancorp ................ 67,843 1,327,009
Old Second Bancorp, Inc. ............. 10,032 160,512
Origin Bancorp, Inc. ................. 3,511 145,110
Pacific Premier Bancorp, Inc. ........... 19,961 726,780
PacWest Bancorp .................. 27,606 686,285
Park National Corp.
(b)
................ 3,484 513,890
Pathward Financial, Inc. .............. 2,098 88,179
Peapack-Gladstone Financial Corp. ...... 2,518 99,637
Peoples Bancorp, Inc. ............... 7,424 224,724
Pinnacle Financial Partners, Inc. ......... 17,645 1,464,359
Popular, Inc. ...................... 17,307 1,223,951
Premier Financial Corp. .............. 9,204 265,535
Prosperity Bancshares, Inc. ............ 20,761 1,485,865
QCR Holdings, Inc. ................. 4,359 221,045
Renasant Corp. .................... 11,529 465,426
S&T Bancorp, Inc. .................. 7,273 274,992
Sandy Spring Bancorp, Inc. ............ 11,062 392,037
Simmons First National Corp., Class A .... 23,992 572,689
Southern First Bancshares, Inc.
(a)
........ 1,077 48,120
Southside Bancshares, Inc. ............ 6,915 236,770
SouthState Corp. ................... 17,434 1,576,557
Stellar Bancorp, Inc. ................. 10,269 337,234
Stock Yards Bancorp, Inc. ............. 3,176 248,331
Synovus Financial Corp. .............. 33,107 1,319,314
Texas Capital Bancshares, Inc.
(a)
........ 11,576 694,560
Tompkins Financial Corp. ............. 3,024 250,508
Towne Bank ...................... 15,129 498,349
TriCo Bancshares .................. 8,024 464,670
Triumph Bancorp, Inc.
(a)(b)
............. 2,368 121,952
Trustmark Corp. ................... 13,375 489,124
UMB Financial Corp. ................ 9,890 823,046
Umpqua Holdings Corp. .............. 49,368 981,436
United Bankshares, Inc. .............. 30,781 1,303,575
United Community Banks, Inc. .......... 20,928 805,728
Univest Financial Corp. ............... 7,504 211,163
Valley National Bancorp .............. 97,875 1,161,776
Veritex Holdings, Inc. ................ 7,839 247,556
Washington Federal, Inc. .............. 15,879 614,517
Washington Trust Bancorp, Inc. ......... 4,530 219,705
WesBanco, Inc. .................... 14,373 581,244
Westamerica BanCorp ............... 5,755 361,011
Wintrust Financial Corp. .............. 14,144 1,324,161
57,006,077
Beverages — 0.1%
Coca-Cola Consolidated, Inc. ........... 318 154,869
National Beverage Corp. .............. 3,110 147,476
Security
Shares
Shares Value
Beverages (continued)
Vintage Wine Estates, Inc.
(a)(b)
.......... 3,346 $ 9,269
311,614
Biotechnology — 2.4%
(a)
4D Molecular Therapeutics, Inc. ......... 3,745 32,432
ACADIA Pharmaceuticals, Inc. .......... 10,817 173,396
Agenus, Inc.
(b)
..................... 19,309 48,466
Agios Pharmaceuticals, Inc. ............ 6,294 173,337
Akero Therapeutics, Inc. .............. 6,791 286,988
Alector, Inc.
(b)
..................... 14,110 129,812
Allogene Therapeutics, Inc.
(b)
........... 20,649 212,685
AnaptysBio, Inc.
(b)
.................. 2,203 63,557
Anavex Life Sciences Corp. ............ 12,309 149,800
Arcturus Therapeutics Holdings, Inc.
(b)
..... 2,525 44,692
Arcus Biosciences, Inc. ............... 11,827 301,352
Arcutis Biotherapeutics, Inc.
(b)
.......... 9,059 160,163
Atara Biotherapeutics, Inc. ............. 14,018 65,324
Beam Therapeutics, Inc.
(b)
............. 8,777 386,715
Bioxcel Therapeutics, Inc.
(b)
............ 2,018 25,407
C4 Therapeutics, Inc. ................ 5,762 55,430
Caribou Biosciences, Inc. ............. 8,437 82,176
Catalyst Pharmaceuticals, Inc.
(b)
......... 6,834 94,788
Chimerix, Inc. ..................... 10,772 19,066
CRISPR Therapeutics AG
(b)
............ 17,767 929,925
CTI BioPharma Corp. ................ 10,783 52,837
Eagle Pharmaceuticals, Inc. ........... 2,427 76,378
Editas Medicine, Inc. ................ 10,104 126,805
Emergent BioSolutions, Inc. ............ 5,121 106,824
Enanta Pharmaceuticals, Inc. ........... 2,696 121,617
FibroGen, Inc. ..................... 10,450 170,126
Gossamer Bio, Inc. ................. 5,640 62,604
IGM Biosciences, Inc. ................ 1,971 39,420
ImmunityBio, Inc.
(b)
.................. 11,234 61,787
Immunovant, Inc. ................... 9,979 111,765
Inhibrx, Inc. ....................... 3,082 99,179
Intellia Therapeutics, Inc.
(b)
............ 7,544 398,172
Intercept Pharmaceuticals, Inc. ......... 5,633 78,130
Ironwood Pharmaceuticals, Inc., Class A ... 30,608 334,851
Karyopharm Therapeutics, Inc. .......... 17,033 81,077
Krystal Biotech, Inc. ................. 4,912 375,768
Kura Oncology, Inc. ................. 6,370 98,862
MacroGenics, Inc.
(b)
................. 12,440 63,693
Madrigal Pharmaceuticals, Inc.
(b)
........ 1,511 107,009
MeiraGTx Holdings plc ............... 2,520 18,320
MiMedx Group, Inc.
(b)
................ 10,697 31,663
Mirati Therapeutics, Inc. .............. 4,252 286,245
Mirum Pharmaceuticals, Inc. ........... 2,799 63,117
Myriad Genetics, Inc. ................ 11,083 229,861
Novavax, Inc.
(b)
.................... 17,803 396,473
Nurix Therapeutics, Inc. .............. 4,495 57,221
Ocugen, Inc. ...................... 48,678 83,726
Prothena Corp. plc .................. 4,807 295,342
RAPT Therapeutics, Inc. .............. 1,873 40,869
REGENXBIO, Inc. .................. 8,490 200,958
Replimune Group, Inc. ............... 3,452 63,379
REVOLUTION Medicines, Inc. .......... 17,015 344,724
Rocket Pharmaceuticals, Inc.
(b)
.......... 11,174 208,507
Sangamo Therapeutics, Inc. ........... 29,597 129,931
Seres Therapeutics, Inc.
(b)
............. 10,756 95,298
SpringWorks Therapeutics, Inc. ......... 3,833 92,030
Stoke Therapeutics, Inc. .............. 3,539 52,554
uniQure NV ....................... 9,358 174,246
Vaxart, Inc.
(b)
...................... 12,777 21,338
Vir Biotechnology, Inc. ............... 17,196 377,968

2022
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Y-mAbs Therapeutics, Inc.
(b)
............ 3,303 $ 11,924
9,278,109
Building Products — 0.8%
American Woodmark Corp.
(a)
........... 3,758 170,425
Apogee Enterprises, Inc. .............. 5,061 232,199
Gibraltar Industries, Inc.
(a)
............. 3,969 202,737
Griffon Corp. ...................... 10,769 346,116
Insteel Industries, Inc. ................ 2,570 67,719
Janus International Group, Inc.
(a)
........ 17,901 172,387
JELD-WEN Holding, Inc.
(a)
............. 12,468 132,285
Masonite International Corp.
(a)
.......... 2,317 165,735
PGT Innovations, Inc.
(a)
............... 8,134 173,336
Quanex Building Products Corp. ......... 7,539 167,064
Resideo Technologies, Inc.
(a)
........... 16,564 391,242
UFP Industries, Inc. ................. 6,684 476,101
Zurn Elkay Water Solutions Corp. ........ 12,190 286,343
2,983,689
Capital Markets — 2.7%
Affiliated Managers Group, Inc. ......... 8,710 1,081,434
Artisan Partners Asset Management, Inc.,
Class A ....................... 8,295 236,490
AssetMark Financial Holdings, Inc.
(a)
...... 2,431 50,346
B Riley Financial, Inc. ................ 3,641 148,116
BGC Partners, Inc., Class A ............ 74,608 295,448
Blucora, Inc.
(a)
..................... 10,883 239,752
Bridge Investment Group Holdings, Inc., Class
A ........................... 2,801 43,864
Cowen, Inc., Class A ................ 5,975 230,754
Diamond Hill Investment Group, Inc. ...... 735 132,263
Donnelley Financial Solutions, Inc.
(a)(b)
..... 5,831 235,747
Evercore, Inc., Class A ............... 8,197 861,505
Federated Hermes, Inc., Class B ........ 19,269 669,598
Focus Financial Partners, Inc., Class A
(a)(b)
.. 6,164 214,445
GCM Grosvenor, Inc., Class A .......... 3,524 29,143
Houlihan Lokey, Inc., Class A ........... 4,909 438,472
Interactive Brokers Group, Inc., Class A .... 9,064 726,480
Janus Henderson Group plc ........... 30,195 687,540
Moelis & Co., Class A ................ 14,660 622,464
Oppenheimer Holdings, Inc., Class A ...... 1,704 58,652
Piper Sandler Cos. .................. 1,313 168,025
StepStone Group, Inc., Class A ......... 6,607 195,039
Stifel Financial Corp. ................ 24,156 1,494,532
StoneX Group, Inc.
(a)
................ 3,927 366,468
TPG, Inc., Class A
(b)
................. 11,650 358,237
Victory Capital Holdings, Inc., Class A ..... 6,327 182,977
Virtu Financial, Inc., Class A ............ 21,824 488,421
Virtus Investment Partners, Inc. ......... 750 128,617
WisdomTree Investments, Inc. .......... 25,309 137,428
10,522,257
Chemicals — 2.5%
AdvanSix, Inc. ..................... 6,415 233,378
American Vanguard Corp. ............. 6,573 152,954
Ashland, Inc. ...................... 4,526 474,868
Avient Corp. ...................... 7,280 251,087
Axalta Coating Systems Ltd.
(a)(b)
......... 23,353 544,592
Cabot Corp. ...................... 12,853 944,439
Chase Corp. ...................... 910 85,731
Chemours Co. (The) ................. 35,332 1,011,555
Diversey Holdings Ltd.
(a)
.............. 17,611 95,099
Ecovyst, Inc.
(a)
..................... 5,352 53,252
Element Solutions, Inc. ............... 21,490 369,628
FutureFuel Corp. ................... 5,800 39,672
HB Fuller Co. ..................... 5,093 355,033
Security
Shares
Shares Value
Chemicals (continued)
Huntsman Corp. ................... 28,278 $ 756,719
Ingevity Corp.
(a)(b)
................... 8,173 549,798
Innospec, Inc. ..................... 2,387 238,676
Intrepid Potash, Inc.
(a)(b)
............... 771 34,888
Koppers Holdings, Inc. ............... 4,832 120,607
Kronos Worldwide, Inc. ............... 3,309 31,436
LSB Industries, Inc.
(a)
................ 4,721 83,231
Mativ Holdings, Inc. ................. 12,446 295,468
Minerals Technologies, Inc. ............ 7,411 407,679
NewMarket Corp. ................... 1,569 477,510
Scotts Miracle-Gro Co. (The) ........... 5,747 263,845
Sensient Technologies Corp. ........... 4,909 350,797
Stepan Co. ....................... 2,678 279,690
Tredegar Corp. .................... 5,827 63,456
Trinseo plc ....................... 7,982 150,221
Tronox Holdings plc, Class A ........... 26,041 312,492
Valvoline, Inc. ..................... 24,937 732,150
9,759,951
Commercial Services & Supplies — 1.8%
ABM Industries, Inc. ................. 15,187 675,973
ACCO Brands Corp. ................. 21,141 97,249
Brady Corp., Class A, NVS ............ 6,968 318,786
BrightView Holdings, Inc.
(a)
............ 8,729 77,863
Brink's Co. (The) ................... 4,991 297,613
Cimpress plc
(a)
..................... 4,394 102,292
Clean Harbors, Inc.
(a)
................ 4,734 579,726
CoreCivic, Inc.
(a)
................... 26,746 280,031
Deluxe Corp. ...................... 9,726 178,764
Ennis, Inc. ....................... 6,012 135,631
GEO Group, Inc. (The)
(a)
.............. 26,591 224,960
Harsco Corp.
(a)
.................... 11,106 58,751
Healthcare Services Group, Inc. ......... 16,999 237,306
Heritage-Crystal Clean, Inc.
(a)
........... 1,749 48,045
HNI Corp. ........................ 9,490 275,115
IAA, Inc.
(a)(b)
....................... 11,256 426,940
Interface, Inc. ..................... 13,334 150,807
KAR Auction Services, Inc.
(a)
........... 14,898 216,468
Matthews International Corp., Class A ..... 7,039 189,208
MillerKnoll, Inc. .................... 9,706 205,573
Montrose Environmental Group, Inc.
(a)(b)
.... 2,962 129,676
MSA Safety, Inc. ................... 4,289 575,755
Pitney Bowes, Inc. .................. 4,409 13,712
SP Plus Corp.
(a)
.................... 5,341 197,777
Steelcase, Inc., Class A .............. 13,460 104,584
Stericycle, Inc.
(a)
................... 13,482 601,028
UniFirst Corp. ..................... 1,852 340,786
Viad Corp.
(a)
...................... 1,467 54,690
VSE Corp. ....................... 1,409 65,223
6,860,332
Communications Equipment — 0.7%
ADTRAN Holdings, Inc. .............. 16,127 362,213
Casa Systems, Inc.
(a)
................ 4,895 15,419
CommScope Holding Co., Inc.
(a)
......... 47,546 629,509
Comtech Telecommunications Corp. ...... 6,397 70,687
Digi International, Inc.
(a)
............... 3,252 131,153
Extreme Networks, Inc.
(a)
.............. 10,628 190,666
Lumentum Holdings, Inc.
(a)(b)
........... 7,509 559,045
NETGEAR, Inc.
(a)
................... 6,577 129,238
NetScout Systems, Inc.
(a)
............. 8,933 320,873
Ribbon Communications, Inc.
(a)(b)
........ 16,415 43,500
Viavi Solutions, Inc.
(a)
................ 22,479 339,433
2,791,736

Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
Morningstar Small-Cap Value ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Construction & Engineering — 1.7%
API Group Corp.
(a)
.................. 17,846 $ 294,281
Arcosa, Inc. ...................... 4,806 308,545
Argan, Inc. ....................... 3,365 116,665
Comfort Systems USA, Inc. ............ 4,302 530,351
Dycom Industries, Inc.
(a)(b)
............. 3,679 434,784
EMCOR Group, Inc. ................. 6,655 939,020
Fluor Corp.
(a)
...................... 16,331 494,176
Granite Construction, Inc. ............. 6,770 228,352
Great Lakes Dredge & Dock Corp.
(a)
...... 10,280 77,717
IES Holdings, Inc.
(a)
................. 1,257 41,531
MasTec, Inc.
(a)(b)
.................... 8,364 644,697
MDU Resources Group, Inc. ........... 46,273 1,317,855
MYR Group, Inc.
(a)
.................. 1,785 156,205
Primoris Services Corp. .............. 12,165 245,611
Sterling Infrastructure, Inc.
(a)
........... 6,916 186,663
Tutor Perini Corp.
(a)
................. 9,730 72,197
Valmont Industries, Inc. ............... 2,227 710,903
6,799,553
Construction Materials — 0.1%
Eagle Materials, Inc. ................. 2,535 310,056
Summit Materials, Inc., Class A
(a)
........ 9,914 261,234
571,290
Consumer Finance — 1.3%
Atlanticus Holdings Corp.
(a)
............ 633 18,079
Bread Financial Holdings, Inc. .......... 10,330 373,016
Curo Group Holdings Corp. ............ 4,906 25,364
Encore Capital Group, Inc.
(a)(b)
.......... 3,213 163,606
Enova International, Inc.
(a)
............. 7,339 275,139
EZCORP, Inc., Class A, NVS
(a)
.......... 12,212 117,968
FirstCash Holdings, Inc. .............. 5,297 521,490
Green Dot Corp., Class A
(a)
............ 5,076 96,596
LendingClub Corp.
(a)
................. 10,955 116,561
LendingTree, Inc.
(a)
.................. 2,461 62,091
Navient Corp. ..................... 25,328 383,466
Nelnet, Inc., Class A
(b)
................ 1,389 123,746
OneMain Holdings, Inc. ............... 28,204 1,087,546
PRA Group, Inc.
(a)
.................. 8,919 298,787
PROG Holdings, Inc.
(a)
............... 11,492 189,848
Regional Management Corp. ........... 1,972 66,969
SLM Corp. ....................... 57,209 949,097
World Acceptance Corp.
(a)(b)
............ 458 37,199
4,906,568
Containers & Packaging — 1.1%
Graphic Packaging Holding Co. ......... 32,888 755,108
Greif, Inc., Class A, NVS .............. 6,060 401,233
Myers Industries, Inc. ................ 2,407 48,838
O-I Glass, Inc.
(a)
.................... 35,548 579,788
Pactiv Evergreen, Inc. ............... 4,833 52,728
Silgan Holdings, Inc. ................. 19,091 904,150
Sonoco Products Co. ................ 22,177 1,376,748
TriMas Corp. ...................... 9,551 218,240
4,336,833
Distributors — 0.0%
Funko, Inc., Class A
(a)
................ 3,798 78,429
Diversified Consumer Services — 1.0%
2U, Inc.
(a)
........................ 17,394 107,669
ADT, Inc. ........................ 48,832 413,119
Adtalem Global Education, Inc.
(a)
........ 10,328 430,678
American Public Education, Inc.
(a)
........ 2,587 33,139
Carriage Services, Inc. ............... 1,717 41,912
Frontdoor, Inc.
(a)
.................... 11,431 252,168
Graham Holdings Co., Class B .......... 887 553,373
Security
Shares
Shares Value
Diversified Consumer Services (continued)
Grand Canyon Education, Inc.
(a)
......... 2,615 $ 263,147
H&R Block, Inc. .................... 18,262 751,481
Laureate Education, Inc. .............. 15,607 197,273
Perdoceo Education Corp.
(a)
........... 15,454 176,639
PowerSchool Holdings, Inc., Class A
(a)
..... 3,349 66,980
Strategic Education, Inc. .............. 2,854 196,926
Stride, Inc.
(a)
...................... 3,091 103,579
Vivint Smart Home, Inc., Class A
(a)(b)
...... 10,153 77,670
WW International, Inc.
(a)
.............. 12,163 54,977
3,720,730
Diversified Financial Services — 0.3%
A-Mark Precious Metals, Inc. ........... 4,068 123,708
Cannae Holdings, Inc.
(a)
.............. 7,180 166,289
Compass Diversified Holdings .......... 14,040 298,771
Jackson Financial, Inc., Class A ......... 13,708 525,839
1,114,607
Diversified Telecommunication Services — 0.2%
Anterix, Inc.
(a)
..................... 2,118 81,225
ATN International, Inc. ............... 2,472 106,593
Cogent Communications Holdings, Inc. .... 3,768 197,858
Consolidated Communications Holdings, Inc.
(a)
17,195 88,898
EchoStar Corp., Class A
(a)(b)
............ 8,150 153,790
IDT Corp., Class B
(a)
................. 2,870 74,792
Liberty Latin America Ltd., Class A
(a)
...... 4,948 38,496
Liberty Latin America Ltd., Class C, NVS
(a)
.. 20,028 156,018
897,670
Electric Utilities — 1.4%
ALLETE, Inc. ..................... 13,022 732,748
Hawaiian Electric Industries, Inc. ........ 25,075 953,853
IDACORP, Inc. .................... 11,557 1,210,018
MGE Energy, Inc. ................... 4,924 335,275
Otter Tail Corp. .................... 5,471 368,855
PNM Resources, Inc. ................ 19,557 908,814
Portland General Electric Co. ........... 20,274 911,113
5,420,676
Electrical Equipment — 1.4%
Acuity Brands, Inc. .................. 4,440 815,051
Array Technologies, Inc.
(a)
............. 21,101 381,928
Atkore, Inc.
(a)
...................... 9,431 898,774
AZZ, Inc. ........................ 5,648 227,050
Blink Charging Co.
(a)
................. 4,180 61,864
Encore Wire Corp.
(b)
................. 2,511 345,488
EnerSys ......................... 5,895 390,780
Enovix Corp.
(a)
..................... 24,958 470,957
Fluence Energy, Inc., Class A
(a)(b)
........ 4,077 60,870
GrafTech International Ltd. ............ 44,103 224,484
nVent Electric plc ................... 37,889 1,382,949
Thermon Group Holdings, Inc.
(a)
......... 7,733 137,338
TPI Composites, Inc.
(a)
............... 5,343 53,216
5,450,749
Electronic Equipment, Instruments & Components — 2.3%
Advanced Energy Industries, Inc. ........ 5,127 403,239
Arlo Technologies, Inc.
(a)
.............. 20,313 104,612
Avnet, Inc. ....................... 21,577 867,180
Belden, Inc. ...................... 6,568 457,330
Benchmark Electronics, Inc. ........... 4,776 135,591
Coherent Corp.
(a)(b)
.................. 17,595 591,368
ePlus, Inc.
(a)
...................... 2,710 132,031
Fabrinet
(a)
........................ 4,089 467,782
Insight Enterprises, Inc.
(a)
............. 6,997 661,286
IPG Photonics Corp.
(a)
............... 4,673 400,289
Kimball Electronics, Inc.
(a)
............. 5,647 116,723

2022
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Knowles Corp.
(a)
................... 11,675 $ 160,531
Methode Electronics, Inc. ............. 8,429 347,528
MicroVision, Inc.
(a)(b)
................. 21,119 77,296
Mirion Technologies, Inc., Class A
(a)(b)
..... 15,324 123,818
National Instruments Corp. ............ 12,830 489,849
OSI Systems, Inc.
(a)
................. 3,623 297,738
PC Connection, Inc. ................. 2,689 142,893
Plexus Corp.
(a)
..................... 2,755 271,092
Sanmina Corp.
(a)
................... 13,188 739,187
ScanSource, Inc.
(a)
.................. 5,780 179,064
TTM Technologies, Inc.
(a)
.............. 23,433 358,759
Velodyne Lidar, Inc.
(a)(b)
............... 15,309 15,118
Vishay Intertechnology, Inc. ............ 29,686 620,734
Vishay Precision Group, Inc.
(a)
.......... 1,409 47,554
Vontier Corp. ...................... 36,045 688,460
8,897,052
Energy Equipment & Services — 1.8%
Archrock, Inc. ..................... 30,369 228,071
ChampionX Corp. .................. 20,297 580,900
Dril-Quip, Inc.
(a)
.................... 2,713 67,499
Helix Energy Solutions Group, Inc.
(a)
...... 32,465 227,255
Helmerich & Payne, Inc. .............. 23,978 1,187,151
Nabors Industries Ltd.
(a)
.............. 1,111 193,347
NexTier Oilfield Solutions, Inc.
(a)
......... 36,387 366,781
Noble Corp. plc
(a)
................... 13,513 487,009
NOV, Inc.
(b)
....................... 89,339 2,001,194
Oceaneering International, Inc.
(a)
........ 9,453 132,247
Oil States International, Inc.
(a)
........... 14,799 95,750
ProPetro Holding Corp.
(a)
.............. 6,522 77,220
Select Energy Services, Inc., Class A
(a)
.... 9,011 86,956
Tidewater, Inc.
(a)
................... 10,603 359,442
Transocean Ltd.
(a)(b)
................. 147,326 542,160
US Silica Holdings, Inc.
(a)
............. 17,211 247,666
Weatherford International plc
(a)
.......... 6,631 276,380
7,157,028
Entertainment — 0.3%
Cinemark Holdings, Inc.
(a)(b)
............ 24,728 262,364
Liberty Media Corp.-Liberty Braves, Class A
(a)
910 29,020
Lions Gate Entertainment Corp., Class A
(a)
.. 14,105 113,686
Lions Gate Entertainment Corp., Class B,
NVS
(a)
........................ 28,540 216,619
Madison Square Garden Entertainment Corp.
(a)
3,524 172,782
Madison Square Garden Sports Corp. ..... 1,408 220,507
Marcus Corp. (The) ................. 5,881 88,450
Skillz, Inc., Class A
(a)(b)
............... 68,031 70,072
1,173,500
Equity Real Estate Investment Trusts (REITs) — 5.7%
Acadia Realty Trust
(b)
................ 10,775 150,527
Agree Realty Corp. ................. 8,045 552,692
Alexander's, Inc. ................... 500 117,445
American Assets Trust, Inc. ............ 6,012 165,210
Apartment Investment and Management Co.,
Class A ....................... 15,351 121,887
Armada Hoffler Properties, Inc. ......... 15,364 179,605
Braemar Hotels & Resorts, Inc. ......... 13,245 65,298
Brandywine Realty Trust .............. 39,247 257,460
Broadstone Net Lease, Inc. ............ 13,639 233,772
CareTrust REIT, Inc. ................. 22,221 415,088
CBL & Associates Properties, Inc. ........ 5,590 160,601
Centerspace ...................... 2,026 140,402
Chatham Lodging Trust
(a)
............. 7,218 93,617
City Office REIT, Inc. ................ 4,706 49,978
Corporate Office Properties Trust ........ 8,243 219,676
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
Cousins Properties, Inc. .............. 21,376 $ 507,894
Diversified Healthcare Trust ............ 55,003 74,804
Douglas Emmett, Inc. ................ 26,541 466,856
Easterly Government Properties, Inc. ..... 8,710 151,467
Elme Communities .................. 19,922 380,311
Empire State Realty Trust, Inc., Class A
(b)
... 30,373 223,849
EPR Properties .................... 8,399 324,201
Equity Commonwealth ............... 25,390 664,202
Essential Properties Realty Trust, Inc. ..... 12,933 278,318
Farmland Partners, Inc. .............. 3,444 48,250
First Industrial Realty Trust, Inc. ......... 9,637 459,010
Four Corners Property Trust, Inc. ........ 6,904 176,881
Franklin Street Properties Corp. ......... 21,425 61,704
Getty Realty Corp. .................. 8,421 265,177
Gladstone Commercial Corp. ........... 5,494 96,639
Gladstone Land Corp. ............... 2,186 44,485
Global Medical REIT, Inc. ............. 6,366 58,185
Global Net Lease, Inc. ............... 15,325 187,731
Healthcare Realty Trust, Inc., Class A ..... 48,733 990,742
Hersha Hospitality Trust, Class A ........ 7,449 68,158
Highwoods Properties, Inc. ............ 24,046 678,819
Hudson Pacific Properties, Inc. .......... 15,412 170,148
Industrial Logistics Properties Trust ....... 14,787 69,203
InvenTrust Properties Corp. ............ 7,098 178,870
iStar, Inc. ........................ 19,638 205,806
JBG SMITH Properties ............... 22,598 444,729
Kite Realty Group Trust ............... 22,967 451,072
LTC Properties, Inc. ................. 9,219 356,499
LXP Industrial Trust ................. 29,720 287,690
Macerich Co. (The) ................. 20,089 223,591
National Health Investors, Inc. .......... 10,198 578,227
Necessity Retail REIT, Inc. (The), Class A .. 30,223 206,725
NexPoint Residential Trust, Inc. ......... 1,660 75,696
Office Properties Income Trust .......... 11,015 168,530
Omega Healthcare Investors, Inc. ........ 53,246 1,692,158
One Liberty Properties, Inc. ............ 2,338 52,699
Outfront Media, Inc. ................. 11,316 204,254
Paramount Group, Inc. ............... 38,457 248,817
Park Hotels & Resorts, Inc. ............ 51,142 668,937
Phillips Edison & Co., Inc. ............. 9,960 300,194
Physicians Realty Trust ............... 29,256 440,595
Piedmont Office Realty Trust, Inc., Class A .. 19,415 202,887
Plymouth Industrial REIT, Inc. .......... 4,103 75,659
PotlatchDeltic Corp. ................. 18,361 816,881
Retail Opportunity Investments Corp. ..... 13,957 202,097
RLJ Lodging Trust .................. 12,359 150,409
RPT Realty ....................... 8,877 82,556
Sabra Health Care REIT, Inc. ........... 52,791 721,125
Saul Centers, Inc. .................. 1,494 61,179
Service Properties Trust .............. 20,583 166,928
SITE Centers Corp. ................. 23,995 297,058
SL Green Realty Corp. ............... 14,603 579,447
Spirit Realty Capital, Inc. .............. 17,690 686,903
STAG Industrial, Inc. ................ 15,368 485,475
Summit Hotel Properties, Inc. ........... 24,552 212,129
Tanger Factory Outlet Centers, Inc. ....... 13,680 246,377
UMH Properties, Inc. ................ 7,210 126,463
Uniti Group, Inc. ................... 37,117 288,028
Universal Health Realty Income Trust ..... 1,754 85,367
Urban Edge Properties ............... 10,921 154,205
Urstadt Biddle Properties, Inc., Class A .... 4,594 86,092
Veris Residential, Inc.
(a)
............... 18,095 286,444
Whitestone REIT ................... 10,455 98,382
22,267,472

Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
Morningstar Small-Cap Value ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Food & Staples Retailing — 1.0%
Andersons, Inc. (The) ................ 4,115 $ 145,136
Casey's General Stores, Inc. ........... 3,940 916,877
Chefs' Warehouse, Inc. (The)
(a)
......... 4,339 158,938
Grocery Outlet Holding Corp.
(a)(b)
......... 10,347 357,696
Ingles Markets, Inc., Class A ........... 1,753 165,431
Natural Grocers by Vitamin Cottage, Inc. ... 1,740 20,010
PriceSmart, Inc. .................... 3,360 214,939
SpartanNash Co. ................... 8,263 295,072
Sprouts Farmers Market, Inc.
(a)
.......... 24,532 723,694
United Natural Foods, Inc.
(a)
............ 13,247 561,805
Weis Markets, Inc. .................. 3,759 352,105
3,911,703
Food Products — 1.6%
B&G Foods, Inc. ................... 16,350 267,813
Calavo Growers, Inc. ................ 2,743 94,880
Flowers Foods, Inc. ................. 43,924 1,261,058
Fresh Del Monte Produce, Inc. .......... 6,978 181,986
Hain Celestial Group, Inc. (The)
(a)
........ 13,207 247,103
Hostess Brands, Inc., Class A
(a)
......... 9,746 258,074
Ingredion, Inc. ..................... 14,912 1,328,958
J & J Snack Foods Corp. .............. 1,360 200,750
John B Sanfilippo & Son, Inc. ........... 2,062 171,991
Lancaster Colony Corp. .............. 1,861 335,501
Mission Produce, Inc.
(a)
............... 5,244 87,260
Pilgrim's Pride Corp.
(a)
............... 6,633 152,891
Post Holdings, Inc.
(a)(b)
................ 5,828 526,968
Seaboard Corp. .................... 26 97,406
Seneca Foods Corp., Class A
(a)
......... 1,292 81,538
TreeHouse Foods, Inc.
(a)(b)
............. 11,489 577,207
Utz Brands, Inc., Class A
(b)
............ 9,601 155,632
6,027,016
Gas Utilities — 1.6%
Chesapeake Utilities Corp. ............ 1,644 204,481
National Fuel Gas Co. ............... 20,815 1,404,804
New Jersey Resources Corp. ........... 21,938 979,312
Northwest Natural Holding Co. .......... 7,994 384,432
ONE Gas, Inc. ..................... 7,365 570,640
South Jersey Industries, Inc. ........... 27,903 967,397
Southwest Gas Holdings, Inc. .......... 14,012 1,023,857
Spire, Inc. ........................ 11,964 835,207
6,370,130
Health Care Equipment & Supplies — 1.4%
AngioDynamics, Inc.
(a)
............... 5,160 72,704
Artivion, Inc.
(a)
..................... 5,789 64,605
Avanos Medical, Inc.
(a)
............... 5,624 124,572
BioLife Solutions, Inc.
(a)
............... 3,889 91,469
Bioventus, Inc., Class A
(a)
............. 3,998 32,544
Cardiovascular Systems, Inc.
(a)
.......... 5,357 77,355
Embecta Corp. .................... 13,227 408,979
Enovis Corp.
(a)(b)
.................... 5,496 271,777
Envista Holdings Corp.
(a)(b)
............. 13,865 457,684
Haemonetics Corp.
(a)
................ 6,367 540,877
ICU Medical, Inc.
(a)(b)
................. 1,929 286,283
Inogen, Inc.
(a)
..................... 5,204 117,923
Integer Holdings Corp.
(a)
.............. 3,810 237,477
LivaNova plc
(a)
..................... 7,455 351,131
Masimo Corp.
(a)
.................... 5,137 676,029
NuVasive, Inc.
(a)
.................... 3,491 154,058
OraSure Technologies, Inc.
(a)
........... 16,125 70,305
QuidelOrtho Corp.
(a)
................. 12,353 1,109,546
Varex Imaging Corp.
(a)
............... 9,130 201,864
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Zimvie, Inc.
(a)
...................... 4,569 $ 40,070
5,387,252
Health Care Providers & Services — 1.8%
1Life Healthcare, Inc.
(a)
............... 15,846 270,967
Acadia Healthcare Co., Inc.
(a)
........... 7,139 580,401
Accolade, Inc.
(a)
.................... 8,703 93,818
AdaptHealth Corp.
(a)(b)
................ 7,495 170,886
Alignment Healthcare, Inc.
(a)
........... 11,046 146,249
AMN Healthcare Services, Inc.
(a)
......... 6,067 761,409
Aveanna Healthcare Holdings, Inc.
(a)
...... 10,952 15,223
Brookdale Senior Living, Inc.
(a)
.......... 42,462 189,805
Clover Health Investments Corp.
(a)
....... 43,534 68,784
Community Health Systems, Inc.
(a)
....... 28,962 83,121
Cross Country Healthcare, Inc.
(a)
........ 8,261 306,401
Encompass Health Corp. ............. 13,841 753,504
Fulgent Genetics, Inc.
(a)
.............. 4,623 183,210
Hims & Hers Health, Inc., Class A
(a)
....... 11,023 50,044
Invitae Corp.
(a)(b)
.................... 34,039 87,821
ModivCare, Inc.
(a)
................... 1,718 167,058
National HealthCare Corp. ............. 3,132 190,801
National Research Corp. .............. 1,139 46,392
OPKO Health, Inc.
(a)(b)
................ 92,900 176,510
Owens & Minor, Inc. ................. 17,351 294,967
Patterson Cos., Inc. ................. 19,683 511,168
Pediatrix Medical Group, Inc.
(a)
.......... 19,268 373,799
Pennant Group, Inc. (The)
(a)
............ 3,046 37,496
Premier, Inc., Class A ................ 26,880 937,574
Select Medical Holdings Corp. .......... 14,808 380,269
Sema4 Holdings Corp., Class A
(a)
........ 34,374 35,405
6,913,082
Health Care Technology — 0.4%
(a)
Allscripts Healthcare Solutions, Inc.
(b)
..... 11,451 168,330
American Well Corp., Class A .......... 26,899 110,017
Computer Programs and Systems, Inc. .... 3,393 109,594
Evolent Health, Inc., Class A ........... 6,845 217,739
Health Catalyst, Inc. ................. 7,348 64,809
HealthStream, Inc. .................. 2,076 51,277
Multiplan Corp., Class A .............. 53,832 154,498
NextGen Healthcare, Inc. ............. 12,672 253,947
Pear Therapeutics, Inc., Class A
(b)
........ 4,477 12,312
Teladoc Health, Inc. ................. 18,362 544,250
1,686,773
Hotels, Restaurants & Leisure — 1.8%
BJ's Restaurants, Inc.
(a)(b)
............. 2,265 74,405
Bloomin' Brands, Inc. ................ 20,263 486,515
Bluegreen Vacations Holding Corp. ....... 2,458 42,548
Brinker International, Inc.
(a)
............ 9,966 332,765
Cheesecake Factory, Inc. (The) ......... 11,044 395,486
Chuy's Holdings, Inc.
(a)
............... 2,367 69,353
Cracker Barrel Old Country Store, Inc. ..... 3,483 397,828
Dave & Buster's Entertainment, Inc.
(a)
..... 4,668 186,020
Denny's Corp.
(a)
.................... 8,747 99,103
Dine Brands Global, Inc. .............. 3,593 259,019
El Pollo Loco Holdings, Inc. ............ 4,355 43,724
Golden Entertainment, Inc.
(a)
........... 5,004 211,269
Hilton Grand Vacations, Inc.
(a)
.......... 18,526 726,960
Jack in the Box, Inc. ................. 1,706 150,520
Life Time Group Holdings, Inc.
(a)(b)
........ 12,699 133,213
Light & Wonder, Inc., Class A
(a)
.......... 8,233 462,201
Marriott Vacations Worldwide Corp. ....... 2,944 435,005
Papa John's International, Inc. .......... 3,477 252,535
Penn Entertainment, Inc.
(a)(b)
........... 14,782 489,284
Rush Street Interactive, Inc., Class A
(a)
.... 5,671 23,535

2022
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Ruth's Hospitality Group, Inc. ........... 3,147 $ 65,395
SeaWorld Entertainment, Inc.
(a)(b)
........ 4,033 234,559
Six Flags Entertainment Corp.
(a)
......... 5,920 132,016
Sonder Holdings, Inc., Class A
(a)(b)
........ 16,239 35,563
Travel + Leisure Co. ................. 19,117 726,064
Wendy's Co. (The) .................. 21,109 438,645
6,903,530
Household Durables — 1.7%
Beazer Homes USA, Inc.
(a)
............ 6,687 75,630
Century Communities, Inc. ............ 3,039 135,266
Dream Finders Homes, Inc., Class A
(a)(b)
.... 2,468 27,395
Ethan Allen Interiors, Inc. ............. 5,119 130,995
GoPro, Inc., Class A
(a)(b)
............... 29,783 162,317
Green Brick Partners, Inc.
(a)
............ 6,240 144,331
Helen of Troy Ltd.
(a)
................. 2,116 200,216
iRobot Corp.
(a)
..................... 2,469 139,498
KB Home ........................ 19,305 556,370
La-Z-Boy, Inc. ..................... 9,880 244,728
Leggett & Platt, Inc. ................. 20,370 687,487
LGI Homes, Inc.
(a)
.................. 2,634 242,460
M/I Homes, Inc.
(a)
................... 6,373 264,416
MDC Holdings, Inc. ................. 12,991 395,706
Meritage Homes Corp.
(a)
.............. 4,975 378,896
Snap One Holdings Corp.
(a)
............ 1,540 18,357
Taylor Morrison Home Corp.
(a)
.......... 15,882 418,332
Tempur Sealy International, Inc. ......... 22,030 592,387
Toll Brothers, Inc. ................... 24,351 1,049,041
Traeger, Inc.
(a)(b)
.................... 7,370 30,585
Tri Pointe Homes, Inc.
(a)
.............. 23,104 386,992
Tupperware Brands Corp.
(a)
............ 8,859 68,480
Universal Electronics, Inc.
(a)
............ 2,668 54,454
Weber, Inc., Class A ................. 2,813 18,735
6,423,074
Household Products — 0.3%
Central Garden & Pet Co.
(a)
............ 2,208 91,124
Central Garden & Pet Co., Class A, NVS
(a)
.. 9,428 369,012
Energizer Holdings, Inc. .............. 4,823 139,336
Reynolds Consumer Products, Inc. ....... 12,509 382,025
Spectrum Brands Holdings, Inc. ......... 5,564 256,723
1,238,220
Independent Power and Renewable Electricity Producers — 0.2%
Clearway Energy, Inc., Class A .......... 5,182 167,534
Clearway Energy, Inc., Class C ......... 12,207 424,071
Ormat Technologies, Inc. .............. 3,285 297,129
888,734
Insurance — 3.9%
American Equity Investment Life Holding Co. 16,151 695,785
AMERISAFE, Inc. .................. 4,769 278,557
Argo Group International Holdings Ltd. .... 7,996 198,860
Assured Guaranty Ltd. ............... 8,507 503,529
Axis Capital Holdings Ltd. ............. 17,571 960,607
Brighthouse Financial, Inc.
(a)
........... 16,376 934,578
CNO Financial Group, Inc. ............. 26,204 578,060
Employers Holdings, Inc. .............. 3,840 167,462
Enstar Group Ltd.
(a)
................. 3,125 626,625
First American Financial Corp. .......... 23,789 1,198,966
Genworth Financial, Inc., Class A
(a)
....... 102,936 480,711
Hagerty, Inc., Class A
(a)(b)
.............. 2,987 27,152
Hanover Insurance Group, Inc. (The) ..... 8,240 1,207,078
HCI Group, Inc. .................... 538 19,712
Horace Mann Educators Corp. .......... 8,145 321,402
James River Group Holdings Ltd. ........ 7,675 193,947
Security
Shares
Shares Value
Insurance (continued)
Kemper Corp. ..................... 14,574 $ 694,743
Lemonade, Inc.
(a)(b)
.................. 5,697 137,867
MBIA, Inc.
(a)
...................... 10,885 117,123
Mercury General Corp. ............... 6,145 178,205
National Western Life Group, Inc., Class A .. 583 115,446
Primerica, Inc. ..................... 4,913 710,911
ProAssurance Corp. ................. 4,302 95,547
RenaissanceRe Holdings Ltd. .......... 4,745 733,957
Ryan Specialty Holdings, Inc., Class A
(a)
... 5,785 259,457
Safety Insurance Group, Inc. ........... 2,821 245,286
Selective Insurance Group, Inc.
(b)
........ 9,533 934,997
SiriusPoint Ltd.
(a)
................... 20,251 130,011
Stewart Information Services Corp. ....... 2,958 115,244
United Fire Group, Inc. ............... 4,872 132,031
Universal Insurance Holdings, Inc. ....... 6,221 62,459
Unum Group ...................... 42,766 1,949,702
15,006,017
Interactive Media & Services — 0.4%
(a)
BuzzFeed, Inc., Class A .............. 4,879 8,928
Cars.com, Inc. ..................... 14,369 199,442
Eventbrite, Inc., Class A .............. 11,663 76,626
fuboTV, Inc.
(b)
..................... 20,653 75,590
MediaAlpha, Inc., Class A
(b)
............ 2,481 27,241
Outbrain, Inc. ..................... 7,449 31,882
QuinStreet, Inc. .................... 4,588 52,349
TripAdvisor, Inc. .................... 15,451 364,953
Yelp, Inc. ........................ 6,029 231,574
Ziff Davis, Inc.
(b)
.................... 5,513 426,651
ZipRecruiter, Inc., Class A
(b)
............ 6,619 111,001
1,606,237
Internet & Direct Marketing Retail — 0.1%
1-800-Flowers.com, Inc., Class A
(a)
....... 3,158 23,022
Boxed, Inc.
(a)
...................... 5,471 2,735
ContextLogic, Inc., Class A
(a)
........... 115,354 90,322
Duluth Holdings, Inc., Class B
(a)
......... 1,583 13,772
Groupon, Inc.
(a)(b)
................... 2,791 20,570
Lands' End, Inc.
(a)
.................. 1,846 19,346
PetMed Express, Inc. ................ 2,820 60,122
Qurate Retail, Inc. .................. 77,106 180,428
Rent the Runway, Inc., Class A
(a)(b)
....... 9,855 19,217
Stitch Fix, Inc., Class A
(a)(b)
............. 7,780 31,120
460,654
IT Services — 1.1%
Cass Information Systems, Inc. ......... 2,838 121,410
Conduent, Inc.
(a)
................... 37,867 156,012
CSG Systems International, Inc. ......... 7,311 472,802
Cyxtera Technologies, Inc., Class A
(a)(b)
.... 7,076 17,124
Edgio, Inc.
(a)
...................... 12,530 33,706
EVERTEC, Inc. .................... 7,563 270,831
Kyndryl Holdings, Inc.
(a)
............... 46,425 448,930
Maximus, Inc. ..................... 8,458 521,605
MoneyGram International, Inc.
(a)
......... 22,000 232,980
Payoneer Global, Inc.
(a)
............... 21,282 164,935
Rackspace Technology, Inc.
(a)(b)
......... 12,947 66,677
Sabre Corp.
(a)
..................... 74,473 432,688
SolarWinds Corp.
(a)
................. 6,114 57,044
Unisys Corp.
(a)
..................... 15,618 132,753
Western Union Co. (The) ............. 87,792 1,186,070
4,315,567
Leisure Products — 1.0%
Acushnet Holdings Corp. .............. 4,798 223,443
Brunswick Corp. ................... 16,929 1,196,372

Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
Morningstar Small-Cap Value ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Leisure Products (continued)
Johnson Outdoors, Inc., Class A ......... 1,279 $ 67,301
Malibu Boats, Inc., Class A
(a)
........... 3,071 162,456
MasterCraft Boat Holdings, Inc.
(a)
........ 4,152 90,348
Polaris, Inc. ....................... 12,742 1,294,587
Smith & Wesson Brands, Inc. ........... 10,480 118,319
Solo Brands, Inc., Class A
(a)(b)
........... 3,001 12,394
Sturm Ruger & Co., Inc. .............. 4,027 226,036
Vista Outdoor, Inc.
(a)
................. 12,984 377,055
3,768,311
Life Sciences Tools & Services — 0.3%
(a)
AbCellera Biologics, Inc.
(b)
............. 16,296 192,782
Adaptive Biotechnologies Corp.
(b)
........ 13,080 101,762
CryoPort, Inc. ..................... 4,222 117,203
Cytek Biosciences, Inc. ............... 9,261 143,731
Maravai LifeSciences Holdings, Inc., Class A
(b)
13,723 227,802
NeoGenomics, Inc.
(b)
................ 28,919 219,929
Quanterix Corp. .................... 3,784 41,889
Seer, Inc., Class A
(b)
................. 3,849 30,137
1,075,235
Machinery — 3.3%
Alamo Group, Inc. .................. 1,092 166,071
Albany International Corp., Class A ....... 2,887 264,507
Allison Transmission Holdings, Inc. ....... 21,940 926,965
Altra Industrial Motion Corp. ........... 10,123 608,797
Astec Industries, Inc. ................ 3,038 132,609
Barnes Group, Inc. .................. 11,504 406,896
Blue Bird Corp.
(a)
................... 2,643 24,236
CIRCOR International, Inc.
(a)
........... 4,557 94,193
Columbus McKinnon Corp. ............ 3,187 90,893
Crane Holdings Co. ................. 6,240 626,122
Donaldson Co., Inc. ................. 13,339 766,326
Douglas Dynamics, Inc. .............. 5,258 178,509
EnPro Industries, Inc. ................ 2,426 258,369
Federal Signal Corp. ................ 6,664 310,876
Flowserve Corp. ................... 15,163 434,875
Gates Industrial Corp. plc
(a)
............ 23,414 261,066
Gorman-Rupp Co. (The) .............. 2,561 69,505
Greenbrier Cos., Inc. (The) ............ 3,312 116,947
Hillenbrand, Inc. ................... 15,854 700,430
Hillman Solutions Corp.
(a)
............. 17,597 137,433
Hyliion Holdings Corp., Class A
(a)(b)
....... 28,328 80,735
Hyster-Yale Materials Handling, Inc. ...... 2,383 69,488
ITT, Inc. ......................... 8,135 621,433
Kennametal, Inc. ................... 18,563 495,818
Luxfer Holdings plc ................. 6,132 88,730
Manitowoc Co., Inc. (The)
(a)
............ 4,076 37,173
Mueller Industries, Inc. ............... 4,792 300,171
Mueller Water Products, Inc., Class A ..... 18,041 211,080
Oshkosh Corp. .................... 8,035 707,080
Proterra, Inc.
(a)
..................... 23,125 144,300
RBC Bearings, Inc.
(a)(b)
............... 2,312 586,161
REV Group, Inc. ................... 7,457 102,459
Sarcos Technology & Robotics Corp.
(a)
.... 17,972 36,303
SPX Technologies, Inc.
(a)
.............. 6,038 397,542
Standex International Corp. ............ 1,173 116,186
Tennant Co. ...................... 4,243 247,155
Terex Corp. ....................... 6,019 244,010
Timken Co. (The) ................... 15,225 1,085,390
Titan International, Inc.
(a)
.............. 3,745 56,025
Trinity Industries, Inc. ................ 5,807 165,674
Wabash National Corp. ............... 7,151 154,819
Watts Water Technologies, Inc., Class A .... 2,703 395,611
12,918,968
Security
Shares
Shares Value
Marine — 0.3%
Eagle Bulk Shipping, Inc. ............. 1,103 $ 53,363
Genco Shipping & Trading Ltd. .......... 5,114 68,528
Kirby Corp.
(a)
...................... 8,270 576,832
Matson, Inc. ...................... 5,262 387,178
1,085,901
Media — 1.2%
Advantage Solutions, Inc., Class A
(a)(b)
..... 20,760 70,169
Altice USA, Inc., Class A
(a)(b)
............ 49,265 325,642
AMC Networks, Inc., Class A
(a)
.......... 6,421 144,537
Clear Channel Outdoor Holdings, Inc.
(a)
.... 108,429 155,054
EW Scripps Co. (The), Class A, NVS
(a)
.... 8,176 116,017
Gannett Co., Inc.
(a)
.................. 33,287 48,266
Gray Television, Inc. ................. 19,574 276,972
iHeartMedia, Inc., Class A
(a)
............ 23,859 197,553
John Wiley & Sons, Inc., Class A ........ 9,860 415,993
Nexstar Media Group, Inc. ............. 8,828 1,512,236
Scholastic Corp., NVS ............... 3,353 127,883
Sinclair Broadcast Group, Inc., Class A .... 9,983 177,797
Stagwell, Inc., Class A
(a)(b)
............. 23,362 177,318
TEGNA, Inc. ...................... 26,363 550,459
Thryv Holdings, Inc.
(a)
................ 7,045 144,141
WideOpenWest, Inc.
(a)(b)
.............. 5,646 77,407
4,517,444
Metals & Mining — 1.2%
Alpha Metallurgical Resources, Inc. ...... 1,410 238,078
Arconic Corp.
(a)
.................... 23,296 483,625
Carpenter Technology Corp. ........... 11,010 411,774
Century Aluminum Co.
(a)
.............. 5,484 39,540
Coeur Mining, Inc.
(a)(b)
................ 64,360 243,281
Commercial Metals Co. ............... 27,427 1,247,928
Haynes International, Inc. ............. 1,069 52,285
Hecla Mining Co. ................... 65,143 297,704
Kaiser Aluminum Corp. ............... 2,185 176,526
Materion Corp. .................... 1,621 138,936
Olympic Steel, Inc. .................. 2,080 56,597
Ramaco Resources, Inc. .............. 2,326 26,261
Ryerson Holding Corp. ............... 4,717 158,255
Schnitzer Steel Industries, Inc., Class A .... 5,785 156,137
SunCoke Energy, Inc. ................ 18,725 135,943
TimkenSteel Corp.
(a)
................. 9,453 164,860
Warrior Met Coal, Inc. ................ 11,787 437,769
Worthington Industries, Inc. ............ 6,939 330,019
4,795,518
Mortgage Real Estate Investment Trusts (REITs) — 2.4%
AGNC Investment Corp. .............. 119,072 978,772
Apollo Commercial Real Estate Finance, Inc. 29,502 332,193
Arbor Realty Trust, Inc. ............... 38,941 536,218
Ares Commercial Real Estate Corp. ...... 12,495 154,188
ARMOUR Residential REIT, Inc. ......... 26,609 141,560
Blackstone Mortgage Trust, Inc., Class A ... 38,800 968,448
BrightSpire Capital, Inc., Class A ........ 21,654 166,303
Broadmark Realty Capital, Inc. .......... 30,265 176,142
Chimera Investment Corp. ............. 52,975 357,581
Dynex Capital, Inc. .................. 10,252 122,409
Ellington Financial, Inc. ............... 7,230 96,737
Franklin BSP Realty Trust, Inc. .......... 19,337 272,458
Granite Point Mortgage Trust, Inc. ....... 12,227 96,104
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. .................... 9,575 260,249
Invesco Mortgage Capital, Inc. .......... 7,479 87,579
KKR Real Estate Finance Trust, Inc. ...... 13,408 233,567
Ladder Capital Corp., Class A .......... 25,996 277,377
MFA Financial, Inc. .................. 20,628 205,455

2022
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
New York Mortgage Trust, Inc. .......... 85,633 $ 230,353
Orchid Island Capital, Inc.
(b)
............ 8,071 81,275
PennyMac Mortgage Investment Trust ..... 20,702 287,137
Ready Capital Corp.
(b)
................ 23,446 284,166
Redwood Trust, Inc. ................. 26,832 191,312
Rithm Capital Corp. ................. 106,586 898,520
Starwood Property Trust, Inc. ........... 70,373 1,453,906
TPG RE Finance Trust, Inc. ............ 13,856 117,360
Two Harbors Investment Corp. .......... 79,180 281,881
9,289,250
Multiline Retail — 0.4%
Big Lots, Inc. ...................... 6,528 123,183
Dillard's, Inc., Class A
(b)
............... 438 144,010
Franchise Group, Inc. ................ 6,464 196,183
Nordstrom, Inc.
(b)
................... 25,571 520,115
Ollie's Bargain Outlet Holdings, Inc.
(a)(b)
.... 8,311 465,416
1,448,907
Multi-Utilities — 0.6%
Avista Corp. ...................... 15,923 653,321
Black Hills Corp. ................... 14,881 972,771
NorthWestern Corp. ................. 12,836 678,126
Unitil Corp. ....................... 3,623 190,968
2,495,186
Oil, Gas & Consumable Fuels — 6.1%
Alto Ingredients, Inc.
(a)
............... 8,754 36,154
Antero Midstream Corp. .............. 76,358 813,213
Arch Resources, Inc., Class A .......... 1,568 238,791
Berry Corp. ....................... 14,951 132,615
Brigham Minerals, Inc., Class A ......... 5,245 162,595
California Resources Corp. ............ 17,151 773,682
Callon Petroleum Co.
(a)
............... 11,641 511,738
Centrus Energy Corp., Class A
(a)
......... 2,257 106,779
Chord Energy Corp. ................. 9,440 1,445,170
Civitas Resources, Inc. ............... 11,799 824,868
CNX Resources Corp.
(a)
.............. 43,214 726,427
Comstock Resources, Inc.
(a)(b)
.......... 20,738 389,460
CONSOL Energy, Inc. ................ 7,458 470,003
Crescent Energy, Inc., Class A .......... 7,342 101,173
CVR Energy, Inc. ................... 6,725 262,678
Delek US Holdings, Inc. .............. 16,163 479,395
Denbury, Inc.
(a)
.................... 5,187 474,144
Dorian LPG Ltd. .................... 7,157 129,327
DT Midstream, Inc. .................. 22,018 1,314,475
Earthstone Energy, Inc., Class A
(a)(b)
...... 8,604 139,041
Enviva, Inc. ....................... 3,612 216,142
Equitrans Midstream Corp. ............ 98,646 830,599
Excelerate Energy, Inc., Class A
(b)
........ 2,038 56,289
Gevo, Inc.
(a)(b)
..................... 26,660 59,985
Gran Tierra Energy, Inc.
(a)
............. 84,433 113,984
Gulfport Energy Corp.
(a)(b)
............. 2,666 238,634
HF Sinclair Corp. ................... 33,044 2,021,301
International Seaways, Inc. ............ 5,440 230,710
Kosmos Energy Ltd.
(a)
................ 46,540 302,045
Laredo Petroleum, Inc.
(a)
.............. 3,894 251,747
Magnolia Oil & Gas Corp., Class A ....... 25,175 646,494
Matador Resources Co. .............. 12,689 843,184
Murphy Oil Corp. ................... 18,456 895,301
NextDecade Corp.
(a)(b)
................ 4,775 33,425
Northern Oil and Gas, Inc. ............. 15,592 532,311
Par Pacific Holdings, Inc.
(a)
............ 12,644 289,295
PBF Energy, Inc., Class A
(a)
............ 24,436 1,081,293
PDC Energy, Inc. ................... 21,920 1,581,309
Peabody Energy Corp.
(a)
.............. 26,638 636,648
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Permian Resources Corp., Class A
(a)
...... 46,387 $ 453,201
Range Resources Corp. .............. 24,792 706,076
Ranger Oil Corp., Class A ............. 4,532 185,359
REX American Resources Corp.
(a)(b)
...... 2,274 68,197
Riley Exploration Permian, Inc. .......... 468 13,605
Ring Energy, Inc.
(a)
.................. 18,394 58,677
SandRidge Energy, Inc.
(a)
............. 6,616 124,976
SilverBow Resources, Inc.
(a)
............ 3,057 108,432
SM Energy Co. .................... 13,839 622,478
Talos Energy, Inc.
(a)
................. 14,855 316,114
VAALCO Energy, Inc. ................ 14,582 75,097
W&T Offshore, Inc.
(a)
................ 21,331 161,902
World Fuel Services Corp. ............. 14,147 360,607
23,647,145
Paper & Forest Products — 0.5%
Clearwater Paper Corp.
(a)
............. 3,770 167,690
Glatfelter Corp. .................... 6,172 17,467
Louisiana-Pacific Corp. ............... 16,787 950,984
Mercer International, Inc. .............. 5,063 67,945
Resolute Forest Products, Inc.
(a)
......... 10,283 213,989
Sylvamo Corp. .................... 7,531 362,768
1,780,843
Personal Products — 0.7%
BellRing Brands, Inc.
(a)
............... 30,904 748,495
Coty, Inc., Class A
(a)(b)
................ 82,091 550,831
Edgewell Personal Care Co.
(b)
.......... 11,850 464,401
Herbalife Nutrition Ltd.
(a)
.............. 22,284 473,758
Honest Co., Inc. (The)
(a)(b)
............. 9,136 30,240
Medifast, Inc. ..................... 883 103,302
Nu Skin Enterprises, Inc., Class A ........ 11,480 438,421
USANA Health Sciences, Inc.
(a)
......... 1,531 80,393
2,889,841
Pharmaceuticals — 1.0%
Amneal Pharmaceuticals, Inc., Class A
(a)
... 22,022 48,448
ANI Pharmaceuticals, Inc.
(a)
............ 791 30,525
Atea Pharmaceuticals, Inc.
(a)
........... 6,065 36,390
Cara Therapeutics, Inc.
(a)
............. 10,284 96,670
Collegium Pharmaceutical, Inc.
(a)
........ 7,698 138,102
Corcept Therapeutics, Inc.
(a)(b)
.......... 10,187 291,348
DICE Therapeutics, Inc.
(a)
............. 3,544 125,848
Innoviva, Inc.
(a)
.................... 14,266 193,447
Nektar Therapeutics
(a)
................ 42,742 160,710
NGM Biopharmaceuticals, Inc.
(a)
......... 2,571 13,729
Perrigo Co. plc .................... 30,658 1,234,904
Phathom Pharmaceuticals, Inc.
(a)
........ 2,554 27,072
Phibro Animal Health Corp., Class A ...... 4,587 67,383
Prestige Consumer Healthcare, Inc.
(a)
..... 11,321 616,768
Relmada Therapeutics, Inc.
(a)
........... 2,134 13,636
SIGA Technologies, Inc. .............. 4,395 40,390
Supernus Pharmaceuticals, Inc.
(a)
........ 12,170 417,066
Tilray Brands, Inc.
(a)(b)
................ 64,844 263,915
Tricida, Inc.
(a)(b)
.................... 3,086 1,026
3,817,377
Professional Services — 2.1%
Alight, Inc., Class A
(a)
................ 27,886 231,175
ASGN, Inc.
(a)
...................... 3,617 306,649
Atlas Technical Consultants, Inc.
(a)
....... 7,081 53,674
Barrett Business Services, Inc. .......... 1,105 96,378
CACI International, Inc., Class A
(a)
....... 5,329 1,620,176
CBIZ, Inc.
(a)
....................... 4,120 204,517
CRA International, Inc. ............... 669 68,733
FTI Consulting, Inc.
(a)
................ 3,844 598,242

Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
Morningstar Small-Cap Value ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Professional Services (continued)
Heidrick & Struggles International, Inc. .... 2,587 $ 72,850
Huron Consulting Group, Inc.
(a)
.......... 1,754 129,147
ICF International, Inc. ................ 1,548 185,187
KBR, Inc. ........................ 19,922 991,518
Kelly Services, Inc., Class A, NVS ....... 7,919 129,396
Kforce, Inc. ....................... 1,341 84,845
Korn Ferry ....................... 5,818 323,423
Legalzoom.com, Inc.
(a)
............... 11,942 110,463
ManpowerGroup, Inc. ................ 11,776 922,532
Resources Connection, Inc. ............ 4,526 82,690
Science Applications International Corp. ... 12,674 1,373,101
TriNet Group, Inc.
(a)
................. 4,648 302,027
TrueBlue, Inc.
(a)
.................... 7,451 146,487
8,033,210
Real Estate Management & Development — 0.6%
Anywhere Real Estate, Inc.
(a)
........... 26,107 193,975
Cushman & Wakefield plc
(a)
............ 36,870 425,848
DigitalBridge Group, Inc., Class A
(b)
....... 22,863 292,646
Doma Holdings, Inc.
(a)
................ 31,061 16,854
Douglas Elliman, Inc. ................ 6,919 31,966
Forestar Group, Inc.
(a)
................ 2,575 29,818
Kennedy-Wilson Holdings, Inc. .......... 14,306 237,623
Marcus & Millichap, Inc. .............. 3,445 126,914
Newmark Group, Inc., Class A .......... 29,517 241,744
Offerpad Solutions, Inc., Class A
(a)(b)
...... 16,557 16,135
Opendoor Technologies, Inc.
(a)(b)
......... 114,529 296,630
RE/MAX Holdings, Inc., Class A ......... 4,241 82,530
Redfin Corp.
(a)(b)
.................... 24,886 119,702
RMR Group, Inc. (The), Class A ......... 3,447 94,344
Seritage Growth Properties, Class A
(a)
..... 8,330 89,381
WeWork, Inc., Class A
(a)(b)
............. 53,451 137,369
2,433,479
Road & Rail — 1.1%
ArcBest Corp.
(b)
.................... 2,619 208,027
Daseke, Inc.
(a)
..................... 13,789 82,182
Heartland Express, Inc. ............... 10,553 157,029
Landstar System, Inc. ................ 4,151 648,469
Marten Transport Ltd. ................ 13,081 245,530
PAM Transportation Services, Inc.
(a)
...... 623 17,351
Ryder System, Inc. .................. 11,664 939,069
Schneider National, Inc., Class B ........ 8,405 186,927
Werner Enterprises, Inc.
(b)
............. 13,428 526,378
XPO Logistics, Inc.
(a)
................ 26,180 1,354,553
4,365,515
Semiconductors & Semiconductor Equipment — 0.8%
Alpha & Omega Semiconductor Ltd.
(a)(b)
.... 1,856 60,784
Amkor Technology, Inc.
(b)
.............. 13,584 282,411
Cirrus Logic, Inc.
(a)
.................. 6,803 456,617
Cohu, Inc.
(a)
...................... 3,975 130,857
Ichor Holdings Ltd.
(a)
................. 6,608 168,108
Kulicke & Soffa Industries, Inc. .......... 5,018 210,455
Magnachip Semiconductor Corp.
(a)
....... 2,955 29,402
MKS Instruments, Inc. ............... 5,345 439,092
Onto Innovation, Inc.
(a)
............... 4,078 272,573
Photronics, Inc.
(a)
................... 13,836 224,420
Rambus, Inc.
(a)
.................... 9,847 296,985
Rockley Photonics Holdings Ltd.
(a)(b)
...... 7,484 3,818
SMART Global Holdings, Inc.
(a)
.......... 7,018 94,954
Synaptics, Inc.
(a)
................... 3,600 318,960
Ultra Clean Holdings, Inc.
(a)
............ 6,091 189,491
Veeco Instruments, Inc.
(a)
............. 6,413 116,909
3,295,836
Security
Shares
Shares Value
Software — 0.9%
ACI Worldwide, Inc.
(a)
................ 7,633 $ 185,711
Adeia, Inc. ....................... 15,976 178,612
American Software, Inc., Class A ........ 3,497 59,904
Avaya Holdings Corp.
(a)(b)
.............. 18,963 29,961
Blackbaud, Inc.
(a)
................... 5,323 291,168
BTRS Holdings, Inc., Class A
(a)
.......... 6,588 62,191
Cerence, Inc.
(a)
.................... 4,288 73,753
ChannelAdvisor Corp.
(a)
.............. 3,467 79,880
CommVault Systems, Inc.
(a)
............ 3,959 241,063
Consensus Cloud Solutions, Inc.
(a)
....... 4,048 227,255
Ebix, Inc. ........................ 5,311 105,105
NCR Corp.
(a)
...................... 31,172 662,717
Nutanix, Inc., Class A
(a)
............... 21,453 587,812
OneSpan, Inc.
(a)
.................... 3,484 38,289
Paycor HCM, Inc.
(a)(b)
................ 3,595 109,540
Progress Software Corp. .............. 4,470 228,104
PROS Holdings, Inc.
(a)
............... 4,871 121,531
Rimini Street, Inc.
(a)
................. 6,093 34,182
Upland Software, Inc.
(a)(b)
.............. 3,929 31,589
Verint Systems, Inc.
(a)
................ 7,101 251,588
WM Technology, Inc., Class A
(a)
......... 10,518 21,562
Yext, Inc.
(a)
....................... 9,365 49,822
3,671,339
Specialty Retail — 3.0%
Aaron's Co., Inc. (The) ............... 7,060 73,565
Abercrombie & Fitch Co., Class A
(a)
....... 11,488 201,959
Academy Sports & Outdoors, Inc. ........ 19,393 853,874
American Eagle Outfitters, Inc. .......... 35,993 408,880
America's Car-Mart, Inc.
(a)
............. 1,351 92,354
Arhaus, Inc., Class A
(a)(b)
.............. 4,832 40,251
Arko Corp. ....................... 5,452 55,883
Asbury Automotive Group, Inc.
(a)(b)
........ 2,829 446,275
Bed Bath & Beyond, Inc.
(a)(b)
............ 15,931 72,805
Buckle, Inc. (The) .................. 6,776 266,500
Caleres, Inc. ...................... 8,409 229,818
Camping World Holdings, Inc., Class A
(b)
... 5,253 146,191
Chico's FAS, Inc.
(a)
.................. 28,681 168,644
Children's Place, Inc. (The)
(a)
........... 3,027 122,533
Conn's, Inc.
(a)
..................... 2,930 24,055
Container Store Group, Inc. (The)
(a)
....... 7,825 42,490
Designer Brands, Inc., Class A .......... 12,834 195,462
Dick's Sporting Goods, Inc. ............ 12,946 1,472,737
Foot Locker, Inc. ................... 18,270 579,159
Gap, Inc. (The) .................... 48,490 546,482
Genesco, Inc.
(a)
.................... 2,961 139,285
Group 1 Automotive, Inc. .............. 3,606 623,838
Guess?, Inc. ...................... 4,987 84,679
Haverty Furniture Cos., Inc. ............ 3,020 80,272
Hibbett, Inc. ...................... 2,945 183,827
JOANN, Inc. ...................... 2,903 15,357
LL Flooring Holdings, Inc.
(a)
............ 4,342 36,125
MarineMax, Inc.
(a)
................... 3,197 103,295
Monro, Inc. ....................... 2,937 140,242
Murphy USA, Inc. .................. 1,674 526,490
National Vision Holdings, Inc.
(a)(b)
........ 8,670 321,137
ODP Corp. (The)
(a)
.................. 9,816 388,419
OneWater Marine, Inc., Class A
(a)
........ 2,482 81,906
Rent-A-Center, Inc. ................. 12,166 253,661
Sally Beauty Holdings, Inc.
(a)
........... 24,574 312,336
Shoe Carnival, Inc. .................. 3,965 95,081
Signet Jewelers Ltd. ................. 5,521 360,190
Sleep Number Corp.
(a)
............... 5,010 138,977
Sonic Automotive, Inc., Class A ......... 4,204 196,537
Sportsman's Warehouse Holdings, Inc.
(a)
... 9,961 89,450

2022
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Specialty Retail (continued)
Torrid Holdings, Inc.
(a)
................ 2,471 $ 12,182
TravelCenters of America, Inc.
(a)
......... 2,815 178,978
Urban Outfitters, Inc.
(a)(b)
.............. 13,844 330,318
Victoria's Secret & Co.
(a)
.............. 18,979 713,610
Zumiez, Inc.
(a)
..................... 3,594 80,613
11,526,722
Technology Hardware, Storage & Peripherals — 0.3%
Avid Technology, Inc.
(a)
............... 3,196 87,858
Corsair Gaming, Inc.
(a)(b)
.............. 9,007 124,297
Eastman Kodak Co.
(a)(b)
............... 7,352 39,333
Super Micro Computer, Inc.
(a)
........... 10,293 716,290
Xerox Holdings Corp. ................ 25,572 374,118
1,341,896
Textiles, Apparel & Luxury Goods — 1.3%
Carter's, Inc. ...................... 5,608 380,615
Columbia Sportswear Co. ............. 4,859 361,996
Crocs, Inc.
(a)
...................... 7,643 540,742
Fossil Group, Inc.
(a)
................. 10,748 45,679
G-III Apparel Group Ltd.
(a)
............. 9,877 192,602
Hanesbrands, Inc. .................. 79,648 543,199
Kontoor Brands, Inc. ................. 11,206 400,054
Levi Strauss & Co., Class A ............ 22,736 340,131
Movado Group, Inc. ................. 3,667 121,268
Oxford Industries, Inc. ............... 3,438 349,748
PVH Corp. ....................... 15,273 783,810
Ralph Lauren Corp., Class A ........... 3,817 353,798
Steven Madden Ltd. ................. 8,797 262,766
Wolverine World Wide, Inc. ............ 12,050 206,416
4,882,824
Thrifts & Mortgage Finance — 2.0%
Axos Financial, Inc.
(a)
................ 6,719 261,772
Capitol Federal Financial, Inc. .......... 26,153 213,931
Essent Group Ltd. .................. 24,952 987,600
Federal Agricultural Mortgage Corp., Class C,
NVS ......................... 2,113 243,418
Hingham Institution for Savings (The) ..... 191 47,225
Kearny Financial Corp. ............... 12,931 131,120
Merchants Bancorp
(b)
................ 2,757 66,030
MGIC Investment Corp. .............. 69,894 954,053
Mr Cooper Group, Inc.
(a)
.............. 6,445 254,513
New York Community Bancorp, Inc. ...... 106,389 990,482
NMI Holdings, Inc., Class A
(a)
........... 12,739 279,366
Northfield Bancorp, Inc. .............. 9,717 155,861
PennyMac Financial Services, Inc. ....... 7,325 390,569
Provident Financial Services, Inc. ........ 15,592 349,573
Radian Group, Inc. .................. 37,166 775,654
Rocket Cos., Inc., Class A
(b)
............ 26,474 182,671
Southern Missouri Bancorp, Inc. ......... 1,304 66,830
TFS Financial Corp. ................. 9,093 127,757
TrustCo Bank Corp. ................. 3,291 122,820
UWM Holdings Corp., Class A
(b)
......... 21,001 68,883
Walker & Dunlop, Inc. ................ 7,038 633,138
Waterstone Financial, Inc. ............. 5,653 95,988
WSFS Financial Corp. ............... 8,273 385,191
7,784,445
Tobacco — 0.2%
Turning Point Brands, Inc. ............. 1,305 30,746
Universal Corp. .................... 5,612 284,023
Vector Group Ltd. .................. 30,013 318,738
633,507
Security
Shares
Shares Value
Trading Companies & Distributors — 2.3%
Air Lease Corp., Class A .............. 23,522 $ 830,091
Applied Industrial Technologies, Inc. ...... 3,804 473,142
Beacon Roofing Supply, Inc.
(a)
.......... 11,517 648,983
BlueLinx Holdings, Inc.
(a)
.............. 1,044 73,560
Boise Cascade Co.
(b)
................ 8,979 599,528
Custom Truck One Source, Inc.
(a)
........ 4,041 28,004
DXP Enterprises, Inc.
(a)
............... 1,247 35,677
GATX Corp.
(b)
..................... 8,050 842,916
Global Industrial Co. ................. 1,488 47,229
GMS, Inc.
(a)
....................... 9,694 457,557
H&E Equipment Services, Inc. .......... 4,296 162,217
McGrath RentCorp .................. 2,362 222,146
MRC Global, Inc.
(a)
.................. 18,970 190,269
MSC Industrial Direct Co., Inc., Class A .... 10,809 896,931
NOW, Inc.
(a)
...................... 14,976 190,644
Rush Enterprises, Inc., Class A ......... 9,808 489,321
Titan Machinery, Inc.
(a)
............... 2,689 92,448
Triton International Ltd. ............... 14,139 858,096
Univar Solutions, Inc.
(a)
............... 38,000 968,240
Veritiv Corp.
(a)(b)
.................... 3,193 371,218
WESCO International, Inc.
(a)
........... 4,735 652,341
9,130,558
Water Utilities — 0.3%
American States Water Co. ............ 3,860 349,176
California Water Service Group ......... 6,086 377,697
Middlesex Water Co.
(b)
............... 1,501 134,294
SJW Group ....................... 3,155 222,995
York Water Co. (The) ................ 1,603 69,827
1,153,989
Wireless Telecommunication Services — 0.1%
Telephone and Data Systems, Inc. ....... 22,984 390,728
United States Cellular Corp.
(a)
.......... 3,225 100,523
491,251
Total Long-Term Investments — 99.7%
(Cost: $398,283,695) ............................. 387,624,044
Short-Term Securities
Money Market Funds — 6.1%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 3.29%
(e)
............ 22,676,506 22,671,971
BlackRock Cash Funds: Treasury, SL Agency
Shares, 2.97% .................. 821,099 821,099
Total Short-Term Securities — 6.1%
(Cost: $23,492,656) .............................. 23,493,070
Total Investments — 105.8%
(Cost: $421,776,351 ) ............................. 411,117,114
Liabilities in Excess of Other Assets — (5.8)% ............ (22,417,305)
Net Assets — 100.0% ..............................
$ 388,699,809
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
Morningstar Small-Cap Value ETF
Schedule of Investments

Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
04/30/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/22
Shares
Held at
10/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 19,595,129 $ 3,082,062
(a)
$ — $ (2,105) $ (3,115) $ 22,671,971 22,676,506 $ 84,017
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 540,000 281,099
(a)
— — — 821,099 821,099 6,621 —
$ (2,105) $ (3,115) $ 23,493,070 $ 90,638 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 6 12/16/22 $ 556 $ 26,463
S&P Midcap 400 E-Mini Index ................................................. 2 12/16/22 488 3,635
$ 30,098
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 30,098 $ — $ — $ — $ 30,098
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended October 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (82,934) $ — $ — $ — $ (82,934)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ 73,051 $ — $ — $ — $ 73,051
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 930,425

2022
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
Morningstar Small-Cap Value ETF

See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 387,624,044 $ — $ — $ 387,624,044
Short-Term Securities
Money Market Funds ...................................... 23,493,070 — — 23,493,070
$ 411,117,114 $ — $ — $ 411,117,114
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 30,098 $ — $ — $ 30,098
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statements of Assets and Liabilities
(unaudited)

October 31, 2022

Financial Statements
See notes to financial statements.
iShares
Morningstar
Growth ETF
iShares
Morningstar
Mid-Cap ETF
iShares
Morningstar
Mid-Cap
Growth ETF
iShares
Morningstar
Small-Cap
Growth ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
......................................... $ 1,474,026,437 $ 731,617,044 $ 1,153,629,671 $ 370,721,906
Investments, at value — affiliated
(c)
............................................ 34,587,799 28,261,914 84,777,883 64,604,935
Cash   ............................................................... 3,328,314 — — —
Cash pledged:
Futures contracts ...................................................... 127,000 68,000 117,000 36,000
Receivables: – – – –
Investments sold ...................................................... — — — 2
Securities lending income — affiliated ........................................ 10,697 18,680 27,241 61,408
Capital shares sold ..................................................... 11,459 — — —
Dividends — unaffiliated ................................................. 439,293 461,078 258,210 44,977
Dividends — affiliated ................................................... 6,040 2,190 3,616 1,451
Variation margin on futures contracts ......................................... — — 701 281
Total assets ...........................................................
1,512,537,039 760,428,906 1,238,814,322 435,470,960
LIABILITIES
Bank overdraft .......................................................... — 11,215 — —
Collateral on securities loaned ............................................... 32,875,268 27,236,696 83,344,549 64,157,846
Payables: – – – –
Investments purchased .................................................. 3,549,843 — 90 704
Investment advisory fees ................................................. 48,892 23,685 55,895 17,840
Variation margin on futures contracts ......................................... 23,333 6,167 9,050 1,810
Total liabilities ..........................................................
36,497,336 27,277,763 83,409,584 64,178,200
NET ASSETS ..........................................................
$ 1,476,039,703 $ 733,151,143 $ 1,155,404,738 $ 371,292,760
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 1,563,139,377 $ 801,714,686 $ 1,447,565,281 $ 539,570,193
Accumulated loss ....................................................... (87,099,674) (68,563,543) (292,160,543) (168,277,433)
NET ASSETS ..........................................................
$ 1,476,039,703 $ 733,151,143 $ 1,155,404,738 $ 371,292,760
NET ASSET VALUE
Shares outstanding ......................................................
29,250,000 12,550,000 21,500,000 9,900,000
Net asset value .........................................................
$ 50.46 $ 58.42 $ 53.74 $ 37.50
Shares authorized .......................................................
Unlimited Unlimited Unlimited Unlimited
Par value .............................................................
None None None None
(a)
  Investments, at cost — unaffiliated .......................................... $ 1,427,073,689 $ 730,940,452 $ 1,223,393,703 $ 426,466,086
(b)
  Securities loaned, at value ................................................ $ 31,957,991 $ 26,012,853 $ 79,901,705 $ 62,265,684
(c)
  Investments, at cost — affiliated ............................................ $ 34,586,457 $ 28,259,186 $ 84,773,692 $ 64,602,269

Statements of Assets and Liabilities
(unaudited) (continued)
October 31, 2022
2022
iShares Semi-Annual Report to Shareholders

See notes to financial statements.
iShares
Morningstar
Small-Cap
Value ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 387,624,044
Investments, at value — affiliated
(c)
.......................................................................................... 23,493,070
Cash pledged:
Futures contracts .................................................................................................... 61,000
Receivables: –
Investments sold .................................................................................................... 4,322
Securities lending income — affiliated ...................................................................................... 9,406
Dividends — unaffiliated ............................................................................................... 207,441
Dividends — affiliated ................................................................................................. 1,534
Variation margin on futures contracts ....................................................................................... 472
Total assets .........................................................................................................
411,401,289
LIABILITIES
Collateral on securities loaned ............................................................................................. 22,682,838
Payables: –
Investment advisory fees ............................................................................................... 18,362
Variation margin on futures contracts ....................................................................................... 280
Total liabilities ........................................................................................................
22,701,480
NET ASSETS ........................................................................................................
$ 388,699,809
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 439,252,880
Accumulated loss ..................................................................................................... (50,553,071)
NET ASSETS ........................................................................................................
$ 388,699,809
NET ASSET VALUE
Shares outstanding ....................................................................................................
7,250,000
Net asset value .......................................................................................................
$ 53.61
Shares authorized .....................................................................................................
Unlimited
Par value ...........................................................................................................
None
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 398,283,695
(b)
  Securities loaned, at value .............................................................................................. $ 21,994,563
(c)
  Investments, at cost — affiliated .......................................................................................... $ 23,492,656

Statements of Operations
(unaudited)

Six Months Ended October 31, 2022

Financial Statements
iShares
Morningstar
Growth ETF
iShares
Morningstar
Mid-Cap ETF
iShares
Morningstar
Mid-Cap Growth
ETF
iShares
Morningstar
Small-Cap
Growth ETF
INVESTMENT INCOME – – – –
Dividends — unaffiliated ................................................. $ 6,117,203 $ 6,925,090 $ 5,334,160 $ 1,329,436
Dividends — affiliated ................................................... 27,354 11,992 15,189 6,396
Securities lending income — affiliated — net ................................... 98,966 141,506 255,178 489,400
Foreign taxes withheld .................................................. (3,254) — — (1,014)
Total investment income ...................................................
6,240,269 7,078,588 5,604,527 1,824,218
EXPENSES
Investment advisory .................................................... 320,637 149,633 333,067 106,256
Total expenses .........................................................
320,637 149,633 333,067 106,256
Net investment income ....................................................
5,919,632 6,928,955 5,271,460 1,717,962
REALIZED AND UNREALIZED GAIN (LOSS) $ (177,506,387) $ (50,943,137) $ (86,840,813) $ (14,581,280)
Net realized gain (loss) from:
Investments — unaffiliated ............................................. $ (87,315,576) $ (32,267,483) $ (141,163,225) $ (52,182,809)
Investments — affiliated ............................................... 2,786 (3,839) 3,182 (5,238)
Futures contracts .................................................... (616,731) (192,380) (321,356) (74,119)
In-kind redemptions — unaffiliated
(a)
....................................... 30,003,892 2,440,016 4,662,336 1,965,877
(57,925,629) (30,023,686) (136,819,063) (50,296,289)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................. (119,898,414) (21,055,276) 49,880,430 35,630,521
Investments — affiliated ............................................... (4,087) (5,298) (14,959) (9,471)
Futures contracts .................................................... 321,742 141,120 112,782 93,959
(119,580,759) (20,919,454) 49,978,253 35,715,009
Net realized and unrealized loss ..............................................
(177,506,388) (50,943,140) (86,840,810) (14,581,280)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................
$ (171,586,756) $ (44,014,185) $ (81,569,350) $ (12,863,318)
(a)
See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Operations
(unaudited) (continued)
Six Months Ended October 31, 2022
2022
iShares Semi-Annual Report to Shareholders

iShares
Morningstar
Small-Cap
Value ETF
INVESTMENT INCOME –
Dividends — unaffiliated ............................................................................................... $ 4,170,813
Dividends — affiliated ................................................................................................. 6,621
Securities lending income — affiliated — net ................................................................................. 84,017
Foreign taxes withheld ................................................................................................ (2,290)
Total investment income .................................................................................................
4,259,161
EXPENSES
Investment advisory .................................................................................................. 110,593
Total expenses .......................................................................................................
110,593
Net investment income ..................................................................................................
4,148,568
REALIZED AND UNREALIZED GAIN (LOSS) $ (9,515,901)
Net realized gain (loss) from:
Investments — unaffiliated ........................................................................................... $ (6,658,551)
Investments — affiliated ............................................................................................. (2,105)
Futures contracts .................................................................................................. (82,934)
In-kind redemptions — unaffiliated
(a)
..................................................................................... 2,825,916
(3,917,674)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... (5,668,163)
Investments — affiliated ............................................................................................. (3,115)
Futures contracts .................................................................................................. 73,051
(5,598,227)
Net realized and unrealized loss ............................................................................................
(9,515,901)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................................................
$ (5,367,333)
(a)
See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Changes in Net Assets

Financial Statements
See notes to financial statements.
iShares Morningstar Growth ETF iShares Morningstar Mid-Cap ETF
Six Months Ended
10/31/22
(unaudited)
Year Ended
04/30/22
Six Months Ended
10/31/22
(unaudited)
Year Ended
04/30/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................... $ 5,919,632 $ 9,208,746 $ 6,928,955 $ 10,708,557
Net realized gain (loss) .................................................... (57,925,629) 122,861,510 (30,023,686) 56,099,068
Net change in unrealized appreciation (depreciation) ................................ (119,580,759) (284,641,360) (20,919,454) (97,816,617)
Net decrease in net assets resulting from operations ..................................
(171,586,756) (152,571,104) (44,014,185) (31,008,992)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .........................
(5,366,210) (9,412,555) (6,035,034) (11,074,412)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .................
(58,624,337) (13,450,194) 204,311 (56,837,193)
NET ASSETS
Total decrease in net assets .................................................. (235,577,303) (175,433,853) (49,844,908) (98,920,597)
Beginning of period ........................................................
1,711,617,006 1,887,050,859 782,996,051 881,916,648
End of period ............................................................
$ 1,476,039,703 $ 1,711,617,006 $ 733,151,143 $ 782,996,051
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
2022
iShares Semi-Annual Report to Shareholders

See notes to financial statements.
iShares Morningstar Mid-Cap Growth ETF
iShares Morningstar Small-Cap Growth
ETF
Six Months Ended
10/31/22
(unaudited)
Year Ended
04/30/22
Six Months Ended
10/31/22
(unaudited)
Year Ended
04/30/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................... $ 5,271,460 $ 6,518,586 $ 1,717,962 $ 2,912,223
Net realized gain (loss) .................................................... (136,819,063) 157,119,447 (50,296,289) 13,290,975
Net change in unrealized appreciation (depreciation) ................................ 49,978,253 (334,493,660) 35,715,009 (128,436,975)
Net decrease in net assets resulting from operations ..................................
(81,569,350) (170,855,627) (12,863,318) (112,233,777)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .........................
(4,482,191) (7,275,693) (1,675,234) (3,156,876)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .................
154,174,788 (254,467,058) 67,713,019 (332,806,008)
NET ASSETS
Total increase (decrease) in net assets ........................................... 68,123,247 (432,598,378) 53,174,467 (448,196,661)
Beginning of period ........................................................
1,087,281,491 1,519,879,869 318,118,293 766,314,954
End of period ............................................................
$ 1,155,404,738 $ 1,087,281,491 $ 371,292,760 $ 318,118,293
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)

Financial Statements
See notes to financial statements.
iShares Morningstar Small-Cap Value
ETF
Six Months Ended
10/31/22
(unaudited)
Year Ended
04/30/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................................................. $ 4,148,568 $ 7,503,628
Net realized gain (loss) .................................................................................. (3,917,674) 39,582,241
Net change in unrealized appreciation (depreciation) .............................................................. (5,598,227) (69,408,148)
Net decrease in net assets resulting from operations ................................................................
(5,367,333) (22,322,279)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .......................................................
(3,888,929) (7,825,447)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ...............................................
30,633,421 (48,607,925)
NET ASSETS
Total increase (decrease) in net assets ......................................................................... 21,377,159 (78,755,651)
Beginning of period ......................................................................................
367,322,650 446,078,301
End of period ..........................................................................................
$ 388,699,809 $ 367,322,650
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2022
iShares Semi-Annual Report to Shareholders

iShares Morningstar Growth ETF
Six Months
Ended
10/31/22
(unaudited)
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Year Ended
04/30/20
(a)
Year Ended
04/30/19
(a)
Year Ended
04/30/18
(a)
Net asset value, beginning of period .................
$ 56.30  $ 61.87  $ 42.80  $ 38.08  $ 33.00  $ 27.25
Net investment income
(b)
.........................
0.20  0.29  0.14  0.21  0.23  0.30
Net realized and unrealized gain (loss)
(c)
...............
(5.86) (5.56) 19.07  4.73  5.10  5.74
Net increase (decrease) from investment operations ........ (5.66) (5.27) 19.21  4.94  5.33  6.04
Distributions from net investment income
(d)
............... (0.18) (0.30) (0.14) (0.22) (0.25) (0.29)
Net asset value, end of period ...................... $ 50.46  $ 56.30  $ 61.87  $ 42.80  $ 38.08  $ 33.00
Total Return
(e)
(10.06)% — — — — —
Based on net asset value .......................... (10.06)%
(f)
(8.59)% 44.94% 13.04% 16.21% 22.26%
Ratios to Average Net Assets
(g)
Total expenses .................................
0.04%
(h)
0.04% 0.23% 0.25% 0.25% 0.25%
Net investment income ............................
0.74%
(h)
0.45% 0.27% 0.54% 0.66% 0.97%
Supplemental Data
Net assets, end of period (000) ...................... $ 1,476,040  $ 1,711,617  $ 1,887,051  $ 1,519,374  $ 1,104,273  $ 932,317
Portfolio turnover rate
(i)
............................ 13% 22% 97% 28% 23% 48%
(a)
Per share amounts reflect a five-for-one stock split effective after the close of trading on April 16, 2021.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
iShares Morningstar Mid-Cap ETF
Six Months
Ended
10/31/22
(unaudited)
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Year Ended
04/30/20
(a)
Year Ended
04/30/19
(a)
Year Ended
04/30/18
(a)
Net asset value, beginning of period ................
$ 62.39  $ 65.81  $ 43.02  $ 49.08  $ 45.05  $ 42.00
Net investment income
(b)
........................
0.55  0.82  0.57  0.67  0.75  0.62
Net realized and unrealized gain (loss)
(c)
..............
(4.04) (3.38) 22.83  (6.03) 4.05  3.03
Net increase (decrease) from investment operations ....... (3.49) (2.56) 23.40  (5.36) 4.80  3.65
Distributions from net investment income
(d)
.............. (0.48) (0.86) (0.61) (0.70) (0.77) (0.60)
Net asset value, end of period ..................... $ 58.42  $ 62.39  $ 65.81  $ 43.02  $ 49.08  $ 45.05
Total Return
(e)
(5.57)% — — — — —
Based on net asset value ......................... (5.57)%
(f)
(3.99)% 54.74% (10.99)% 10.79% 8.73%
Ratios to Average Net Assets
(g)
Total expenses ................................
0.04%
(h)
0.04% 0.22% 0.25% 0.25% 0.25%
Net investment income ...........................
1.85%
(h)
1.22% 1.06% 1.39% 1.63% 1.40%
Supplemental Data
Net assets, end of period (000) ..................... $ 733,151  $ 782,996  $ 881,917  $ 567,905  $ 716,534  $ 747,858
Portfolio turnover rate
(i)
........................... 14% 27% 133% 55% 60% 50%
(a)
Per share amounts reflect a four-for-one stock split effective after the close of trading on April 16, 2021.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
iShares Semi-Annual Report to Shareholders

iShares Morningstar Mid-Cap Growth ETF
Six Months
Ended
10/31/22
(unaudited)
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Year Ended
04/30/20
(a)
Year Ended
04/30/19
(a)
Year Ended
04/30/18
(a)
Net asset value, beginning of period .................
$ 57.83  $ 66.52  $ 42.27  $ 40.66  $ 34.55  $ 29.55
Net investment income
(b)
.........................
0.26  0.35  0.07  0.13  0.09  0.13
Net realized and unrealized gain (loss)
(c)
...............
(4.13) (8.65) 24.23  1.61  6.13  5.02
Net increase (decrease) from investment operations ........ (3.87) (8.30) 24.30  1.74  6.22  5.15
Distributions from net investment income
(d)
............... (0.22) (0.39) (0.05) (0.13) (0.11) (0.15)
Net asset value, end of period ...................... $ 53.74  $ 57.83  $ 66.52  $ 42.27  $ 40.66  $ 34.55
Total Return
(e)
(6.69)% — — — — —
Based on net asset value .......................... (6.69)%
(f)
(12.56)% 57.51% 4.29% 18.03% 17.46%
Ratios to Average Net Assets
(g)
Total expenses .................................
0.06%
(h)
0.06% 0.27% 0.30% 0.30% 0.30%
Net investment income ............................
0.95%
(h)
0.51% 0.12% 0.31% 0.25% 0.38%
Supplemental Data
Net assets, end of period (000) ...................... $ 1,155,405  $ 1,087,281  $ 1,519,880  $ 532,633  $ 475,724  $ 259,139
Portfolio turnover rate
(i)
............................ 23% 43% 90% 26% 30% 43%
(a)
Per share amounts reflect a six-for-one stock split effective after the close of trading on April 16, 2021.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
iShares Morningstar Small-Cap Growth ETF
Six Months
Ended
10/31/22
(unaudited)
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Year Ended
04/30/20
(a)
Year Ended
04/30/19
(a)
Year Ended
04/30/18
(a)
Net asset value, beginning of period ................
$ 39.27  $ 51.60  $ 31.92  $ 34.17  $ 30.51  $ 25.81
Net investment income
(b)
........................
0.18  0.31  0.05  0.08  0.04  0.12
Net realized and unrealized gain (loss)
(c)
..............
(1.77) (12.30) 19.68  (2.24) 3.72  4.71
Net increase (decrease) from investment operations ....... (1.59) (11.99) 19.73  (2.16) 3.76  4.83
Distributions from net investment income
(d)
.............. (0.18) (0.34) (0.05) (0.09) (0.10) (0.13)
Net asset value, end of period ..................... $ 37.50  $ 39.27  $ 51.60  $ 31.92  $ 34.17  $ 30.51
Total Return
(e)
(4.03)% — — — — —
Based on net asset value ......................... (4.03)%
(f)
(23.36)% 61.86% (6.32)% 12.35% 18.75%
Ratios to Average Net Assets
(g)
Total expenses ................................
0.06%
(h)
0.06% 0.26% 0.30% 0.30% 0.30%
Net investment income ...........................
0.97%
(h)
0.65% 0.11% 0.24% 0.12% 0.42%
Supplemental Data
Net assets, end of period (000) ..................... $ 371,293  $ 318,118  $ 766,315  $ 191,512  $ 215,251  $ 164,737
Portfolio turnover rate
(i)
........................... 31% 58% 156% 57% 55% 51%
(a)
Per share amounts reflect a six-for-one stock split effective after the close of trading on April 16, 2021.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
iShares Semi-Annual Report to Shareholders

iShares Morningstar Small-Cap Value ETF
Six Months
Ended
10/31/22
(unaudited)
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Year Ended
04/30/20
(a)
Year Ended
04/30/19
(a)
Year Ended
04/30/18
(a)
Net asset value, beginning of period ................
$ 54.82  $ 58.31  $ 32.95  $ 47.85  $ 48.08  $ 47.92
Net investment income
(b)
........................
0.60  1.03  0.89  1.02  1.08  0.86
Net realized and unrealized gain (loss)
(c)
..............
(1.26) (3.43) 25.39  (14.74) (0.23) 0.20
Net increase (decrease) from investment operations ....... (0.66) (2.40) 26.28  (13.72) 0.85  1.06
Distributions from net investment income
(d)
.............. (0.55) (1.09) (0.92) (1.18) (1.08) (0.90)
Net asset value, end of period ..................... $ 53.61  $ 54.82  $ 58.31  $ 32.95  $ 47.85  $ 48.08
Total Return
(e)
(1.14)% — — — — —
Based on net asset value ......................... (1.14)%
(f)
(4.19)% 80.90% (29.05)% 1.83% 2.23%
Ratios to Average Net Assets
(g)
Total expenses ................................
0.06%
(h)
0.06% 0.26% 0.30% 0.30% 0.30%
Net investment income ...........................
2.25%
(h)
1.76% 2.07% 2.34% 2.24% 1.78%
Supplemental Data
Net assets, end of period (000) ..................... $ 388,700  $ 367,323  $ 446,078  $ 257,012  $ 430,681  $ 447,161
Portfolio turnover rate
(i)
........................... 20% 47% 145% 65% 48% 54%
(a)
Per share amounts reflect a three-for-one stock split effective after the close of trading on April 16, 2021.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Notes to Financial Statements
(unaudited)

Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.
Foreign Taxes: Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of  October 31, 2022 , if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from
U.S. GAAP.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
iShares ETF
Diversification
Classification
Morningstar Growth ................................................................................................... Non-diversified
Morningstar Mid-Cap .................................................................................................. Diversified
Morningstar Mid-Cap Growth ............................................................................................. Diversified
Morningstar Small-Cap Growth ........................................................................................... Diversified
Morningstar Small-Cap Value ............................................................................................. Diversified

Notes to Financial Statements
(unaudited) (continued)
2022
iShares Semi-Annual Report to Shareholders

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA :
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
(b)
Morningstar Growth
Barclays Bank PLC ................................... $ 2,715,227 $ (2,715,227) $ – $ –
$ – $ – $ – $ –
BNP Paribas SA ....................................... 4,906,533 (4,906,533) – –
BofA Securities, Inc. .................................... 1,407,257 (1,407,257) – –
Citigroup Global Markets, Inc. .............................. 327,116 (327,116) – –
Goldman Sachs & Co. LLC ............................... 2,003,706 (2,003,706) – –
HSBC Bank PLC ...................................... 728,176 (728,176) – –
J.P. Morgan Securities LLC ............................... 8,572,272 (8,572,272) – –
Jefferies LLC ......................................... 462,996 (462,996) – –
Morgan Stanley ....................................... 2,284,333 (2,284,333) – –
RBC Capital Markets LLC ................................ 259,916 (259,916) – –
Scotia Capital (USA), Inc. ................................ 7,848 (7,848) – –
SG Americas Securities LLC .............................. 5,344,728 (5,344,728) – –
State Street Bank & Trust Co. .............................. 39,726 (39,726) – –
UBS AG ............................................ 2,116,845 (2,116,845) – –
Virtu Americas LLC ..................................... 781,312 (781,312) – –
$ 31,957,991 $ (31,957,991) $ – $ –
Morningstar Mid-Cap
Barclays Bank PLC ................................... $ 622,417 $ (622,417) $ – $ –
– – – –
Barclays Capital, Inc. ................................... 859,146 (859,146) – –
BNP Paribas SA ....................................... 3,613,762 (3,613,762) – –
BofA Securities, Inc. .................................... 699,024 (699,024) – –
Citigroup Global Markets, Inc. .............................. 82,524 (82,524) – –
Goldman Sachs & Co. LLC ............................... 5,029,312 (5,029,312) – –
HSBC Bank PLC ...................................... 2,530,863 (2,530,863) – –
J.P. Morgan Securities LLC ............................... 5,422,315 (5,422,315) – –
Jefferies LLC ......................................... 369,666 (369,666) – –
Morgan Stanley ....................................... 2,316,585 (2,316,585) – –
National Financial Services LLC ............................ 300,472 (300,472) – –
Scotia Capital (USA), Inc. ................................ 222,349 (222,349) – –
State Street Bank & Trust Co. .............................. 6,342 (6,342) – –
UBS AG ............................................ 1,841,732 (1,841,732) – –
UBS Securities LLC .................................... 802,129 (802,129) – –
Wells Fargo Bank N.A. .................................. 1,198,651 (1,198,651) – –
Wells Fargo Securities LLC ............................... 95,564 (95,564) – –
$ 26,012,853 $ (26,012,853) $ – $ –
Morningstar Mid-Cap Growth
Barclays Bank PLC ................................... $ 1,999,733 $ (1,999,733) $ – $ –
– – – –
Barclays Capital, Inc. ................................... 562,266 (562,266) – –
BMO Capital Markets Corp. ............................... 82,164 (82,164) – –
BNP Paribas SA ....................................... 13,799,698 (13,799,698) – –
BofA Securities, Inc. .................................... 972,960 (972,960) – –
Citadel Clearing LLC .................................... 343,988 (343,988) – –
Citigroup Global Markets, Inc. .............................. 359,830 (359,830) – –
Credit Suisse Securities (USA) LLC .......................... 82,904 (82,904) – –
Goldman Sachs & Co. LLC ............................... 12,361,657 (12,361,657) – –
HSBC Bank PLC ...................................... 8,811,551 (8,811,551) – –
J.P. Morgan Securities LLC ............................... 10,859,050 (10,859,050) – –
Jefferies LLC ......................................... 358,858 (358,858) – –
Morgan Stanley ....................................... 10,595,517 (10,595,517) – –
National Financial Services LLC ............................ 803,546 (803,546) – –
Natixis SA ........................................... 1,269,681 (1,269,681) – –
RBC Capital Markets LLC ................................ 7,618,502 (7,618,502) – –
Scotia Capital (USA), Inc. ................................ 1,510,563 (1,510,563) – –
SG Americas Securities LLC .............................. 62,542 (62,542) – –
State Street Bank & Trust Co. .............................. 2,917,277 (2,917,277) – –
UBS AG ............................................ 4,384,935 (4,384,935) – –
Wells Fargo Securities LLC ............................... 144,483 (144,483) – –
$ 79,901,705 $ (79,901,705) $ – $ –
Morningstar Small-Cap Growth
Barclays Bank PLC ................................... $ 5,178,529 $ (5,178,529) $ – $ –
– – – –
Barclays Capital, Inc. ................................... 333,583 (333,583) – –
BMO Capital Markets Corp. ............................... 86,562 (86,562) – –

Notes to Financial Statements
(unaudited) (continued)
2022
iShares Semi-Annual Report to Shareholders

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts:  Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
(b)
Morningstar Small-Cap Growth (continued)
BNP Paribas SA ....................................... $ 10,230,380 $ (10,230,380) $ – $ –
BofA Securities, Inc. .................................... 5,054,294 (5,054,294) – –
Citigroup Global Markets, Inc. .............................. 3,009,586 (3,009,586) – –
Credit Suisse Securities (USA) LLC .......................... 4,223 (4,223) – –
Goldman Sachs & Co. LLC ............................... 12,379,294 (12,379,294) – –
HSBC Bank PLC ...................................... 1,709,147 (1,709,147) – –
ING Financial Markets LLC ............................... 15,019 (15,019) – –
J.P. Morgan Securities LLC ............................... 7,519,135 (7,519,135) – –
Jefferies LLC ......................................... 853,148 (853,148) – –
Morgan Stanley ....................................... 6,675,145 (6,675,145) – –
National Financial Services LLC ............................ 1,235,222 (1,235,222) – –
Natixis SA ........................................... 615,851 (615,851) – –
Scotia Capital (USA), Inc. ................................ 129,893 (129,893) – –
SG Americas Securities LLC .............................. 168,825 (168,825) – –
State Street Bank & Trust Co. .............................. 728,227 (728,227) – –
Toronto-Dominion Bank .................................. 1,536,513 (1,536,513) – –
UBS AG ............................................ 3,214,812 (3,214,812) – –
UBS Securities LLC .................................... 467,663 (467,663) – –
Virtu Americas LLC ..................................... 199,263 (199,263) – –
Wells Fargo Bank N.A. .................................. 422,642 (422,642) – –
Wells Fargo Securities LLC ............................... 498,728 (498,728) – –
$ 62,265,684 $ (62,265,684) $ – $ –
Morningstar Small-Cap Value
Barclays Bank PLC ................................... $ 1,415,709 $ (1,415,709) $ – $ –
– – – –
Barclays Capital, Inc. ................................... 173,772 (173,772) – –
BMO Capital Markets Corp. ............................... 13,111 (13,111) – –
BNP Paribas SA ....................................... 3,089,082 (3,089,082) – –
BofA Securities, Inc. .................................... 1,493,721 (1,493,721) – –
Citigroup Global Markets, Inc. .............................. 1,035,422 (1,035,422) – –
Goldman Sachs & Co. LLC ............................... 7,039,705 (7,039,705) – –
HSBC Bank PLC ...................................... 1,794 (1,794) – –
ING Financial Markets LLC ............................... 43,261 (43,261) – –
J.P. Morgan Securities LLC ............................... 2,572,351 (2,572,351) – –
Jefferies LLC ......................................... 876,954 (876,954) – –
Morgan Stanley ....................................... 1,458,757 (1,458,757) – –
National Financial Services LLC ............................ 498,859 (498,859) – –
Natixis SA ........................................... 7,080 (7,080) – –
Scotia Capital (USA), Inc. ................................ 65,899 (65,899) – –
SG Americas Securities LLC .............................. 29,747 (29,747) – –
State Street Bank & Trust Co. .............................. 1,043,768 (1,043,768) – –
Toronto-Dominion Bank .................................. 474,032 (474,032) – –
UBS AG ............................................ 398,196 (398,196) – –
UBS Securities LLC .................................... 101,380 (99,284) – 2,096
Wells Fargo Bank N.A. .................................. 104,189 (104,189) – –
Wells Fargo Securities LLC ............................... 57,774 (57,774) – –
$ 21,994,563 $ (21,992,467) $ – $ 2,096
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of October 31, 2022. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. Each Fund does not pay BRIL for ETF Services.
Prior to April 25, 2022, ETF Services were performed by State Street Bank and Trust Company.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company,
N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
iShares ETF Investment Advisory Fees
Morningstar Growth ................................................................................................ 0.04%
Morningstar Mid-Cap ............................................................................................... 0.04
Morningstar Mid-Cap Growth .......................................................................................... 0.06
Morningstar Small-Cap Growth ........................................................................................ 0.06
Morningstar Small-Cap Value .......................................................................................... 0.06

Notes to Financial Statements
(unaudited) (continued)
2022
iShares Semi-Annual Report to Shareholders

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended
October 31, 2022, the Funds paid BTC the following amounts for securities lending agent services:
Officers and Trustees: Certain officers and/or  trustees of the  Trust are officers and/or  trustees of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the six months ended October 31, 2022, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the six months ended October 31, 2022, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended October 31, 2022, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
iShares ETF Amounts
Morningstar Growth ....................................................................................................... $ 30,903
Morningstar Mid-Cap ...................................................................................................... 39,946
Morningstar Mid-Cap Growth ................................................................................................. 74,606
Morningstar Small-Cap Growth ............................................................................................... 129,360
Morningstar Small-Cap Value ................................................................................................. 24,511
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Morningstar Growth .................................................................... $ 91,359,295 $ 71,749,224 $ (56,852,279)
Morningstar Mid-Cap ................................................................... 24,943,547 44,167,478 (30,821,765)
Morningstar Mid-Cap Growth .............................................................. 79,357,165 108,215,071 (95,876,316)
Morningstar Small-Cap Growth ............................................................ 39,470,975 37,422,452 (26,909,097)
Morningstar Small-Cap Value .............................................................. 28,187,799 31,847,231 (891,450)
iShares ETF Purchases Sales
Morningstar Growth .................................................................................... $ 214,643,048 $ 212,831,408
Morningstar Mid-Cap ................................................................................... 104,364,578 103,947,761
Morningstar Mid-Cap Growth .............................................................................. 257,673,689 256,804,193
Morningstar Small-Cap Growth ............................................................................ 109,805,668 108,437,897
Morningstar Small-Cap Value .............................................................................. 75,644,669 73,367,490
iShares ETF
In-kind
Purchases
In-kind
Sales
Morningstar Growth .................................................................................... $ 44,427,737 $ 102,950,542
Morningstar Mid-Cap ................................................................................... 18,146,828 17,890,598
Morningstar Mid-Cap Growth .............................................................................. 203,481,837 49,856,039
Morningstar Small-Cap Growth ............................................................................ 87,788,914 21,072,656
Morningstar Small-Cap Value .............................................................................. 52,569,941 23,771,222

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
As of April 30, 2022, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
As of October 31, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into
iShares ETF Amounts
Morningstar Growth ...................................................................................................... $ 76,630,684
Morningstar Mid-Cap ..................................................................................................... 39,318,897
Morningstar Mid-Cap Growth ................................................................................................ 84,572,455
Morningstar Small-Cap Growth .............................................................................................. 62,157,054
Morningstar Small-Cap Value ................................................................................................ 35,458,005
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Morningstar Growth ................................................ $ 1,462,363,348 $ 212,251,466 $ (165,987,667) $ 46,263,799
Morningstar Mid-Cap ............................................... 760,134,959 104,073,193 (104,267,085) (193,892)
Morningstar Mid-Cap Growth ......................................... 1,310,078,630 96,327,423 (167,962,548) (71,635,125)
Morningstar Small-Cap Growth ........................................ 491,477,411 34,197,034 (90,317,469) (56,120,435)
Morningstar Small-Cap Value ......................................... 422,348,488 41,800,086 (53,001,362) (11,201,276)

Notes to Financial Statements
(unaudited) (continued)
2022
iShares Semi-Annual Report to Shareholders

bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
Six Months Ended
10/31/22
Year Ended
04/30/22
iShares ETF Shares Amount Shares Amount
Morningstar Growth
Shares sold 850,000 $ 44,657,576 3,350,000 $ 208,754,686
Shares redeemed (2,000,000) (103,281,913) (3,450,000) (222,204,880)
(1,150,000) $ (58,624,337) (100,000) $ (13,450,194)
Morningstar Mid-Cap
Shares sold 300,000 $ 18,279,111 2,050,000 $ 136,072,736
Shares redeemed (300,000) (18,074,800) (2,900,000) (192,909,929)
— $ 204,311 (850,000) $ (56,837,193)
Morningstar Mid-Cap Growth
Shares sold 3,650,000 $ 204,367,644 8,050,000 $ 550,847,090
Shares redeemed (950,000) (50,192,856) (12,100,000) (805,314,148)
2,700,000 $ 154,174,788 (4,050,000) $ (254,467,058)
Morningstar Small-Cap Growth
Shares sold 2,400,000 $ 89,144,842 250,000 $ 11,523,573
Shares redeemed (600,000) (21,431,823) (7,000,000) (344,329,581)
1,800,000 $ 67,713,019 (6,750,000) $ (332,806,008)
Morningstar Small-Cap Value
Shares sold 1,050,000 $ 55,919,201 2,350,000 $ 140,735,962
Shares redeemed (500,000) (25,285,780) (3,300,000) (189,343,887)
550,000 $ 30,633,421 (950,000) $ (48,607,925)

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Board Review and Approval of Investment Advisory Contract
2022
iShares Semi-Annual Report to Shareholders

iShares Morningstar Growth ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Mid-Cap Growth ETF, iShares Morningstar Small-Cap Growth ETF,
iShares Morningstar Small-Cap Val ue ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider and approve the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that

Board Review and Approval of Investment Advisory Contract
(continued)

Board Review and Approval of Investment Advisory Contract
calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services.
The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”).
The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to
BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted
that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Supplemental Information
(unaudited)
2022
iShares Semi-Annual Report To Shareholders

Section 19(a) Notices
The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.
October 31, 2022
Total Cumulative Distributions
for the Fiscal Year-to-Date
% Breakdown of the Total Cumulative
Distributions for the Fiscal Year-to-Date
iShares ETF
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
Morningstar Mid-Cap
(a)
.................. $ 0.470527 $ — $ 0.011098 $ 0.481625 98% —% 2% 100%
Morningstar Mid-Cap Growth
(a)
............. 0.217153 — 0.000372 0.217525 100 — 0
(b)
100
Morningstar Small-Cap Value
(a)
............ 0.535852 — 0.014000 0.549852 97 — 3 100
(a)
Each Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in each Fund is returned to the shareholder. A return of capital does not necessarily reflect each Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce each Fund’s net asset value per share.
(b)
Rounds to less than 1%.

General Information

General Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports .
Availability of Proxy Voting Policies and Proxy Voting Records
A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares
Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free
1-800-474-2737; (2) on the iShares website at iShares.com ; and (3) on the SEC website at sec.gov .
A description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Fund Prospectus. Each Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com .

Glossary of Terms Used in this Report
2022
iShares Semi-Annual Report to Shareholders

Portfolio Abbreviation
CVR Contingent Value Rights
MSCI Morgan Stanley Capital International
NASDAQ National Association of Securities Dealers Automated
NVS Non-Voting Shares
REIT Real Estate Investment Trust
S&P Standard & Poor's

iS-SAR-404-1022
Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

(b) Not Applicable

Item 2.      Code of Ethics.

Not applicable to this semi-annual report.

Item 3.      Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.      Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.      Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6.      Investments.

(a)

Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)

Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

      Not applicable to the registrant.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

      Not applicable to the registrant.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

      Not applicable to the registrant.

Item 10.    Submission of Matters to a Vote of Security Holders.

      There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.    Controls and Procedures.

(a)

The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.    Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.    Exhibits.

(a) (1) Not applicable to this semi-annual report.

(a) (2) Section 302 Certifications are attached.

(a)

(3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

      (a) (4) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By: /s/ Armando Senra
Armando Senra, President (Principal Executive Officer)
Date:	December 22, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Armando Senra
Armando Senra, President (Principal Executive Officer)
Date:	December 22, 2022

By: /s/ Trent Walker
Trent Walker, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	December 22, 2022